MainStay Candriam Emerging Markets Debt Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 90.4%
Corporate Bonds 5.0%
Brazil 0.8%
Braskem Netherlands Finance BV
Series Reg S
4.50%, due 1/31/30 (a)	$ 600,000	$ 547,500
Georgia 0.9%
Georgian Railway JSC
Series Reg S
4.00%, due 6/17/28	800,000	672,000
Mexico 1.3%
Cemex SAB de CV
Series Reg S
3.875%, due 7/11/31	800,000	642,000
Series Reg S
5.20%, due 9/17/30	300,000	270,000
		912,000
Saudi Arabia 0.5%
SA Global Sukuk Ltd.
Series Reg S
1.602%, due 6/17/26	400,000	370,859
United Arab Emirates 1.3%
DP World Crescent Ltd.
Series Reg S
3.875%, due 7/18/29	400,000	379,268
MDGH GMTN RSC Ltd.
Series Reg S
3.00%, due 3/28/27	290,000	280,938
Series Reg S
3.375%, due 3/28/32	321,000	303,526
		963,732
Venezuela 0.2%
Petroleos de Venezuela SA
5.375%, due 4/12/27 (b)(c)(d)	3,000,000	115,443
Total Corporate Bonds (Cost $5,155,550)		3,581,534
Foreign Government Bonds 85.4%
Angola 1.7%
Angola Government Bond
Series Reg S
8.00%, due 11/26/29	500,000	400,057

	Principal Amount	Value
Foreign Government Bonds
Angola
Angola Government Bond
Series Reg S
8.75%, due 4/14/32	$ 850,000	$ 686,341
Series Reg S
9.375%, due 5/8/48	200,000	154,207
		1,240,605
Argentina 1.5%
Buenos Aires Government Bond (e)
Series Reg S
3.90%, due 9/1/37	2,311,131	715,841
Series Reg S
3.90%, due 9/1/37	1,088,869	337,262
		1,053,103
Armenia 0.5%
Armenia Government Bond
Series Reg S
3.95%, due 9/26/29	500,000	372,525
Azerbaijan 3.0%
Azerbaijan Government Bond
Series Reg S
3.50%, due 9/1/32	600,000	514,411
Southern Gas Corridor CJSC
Series Reg S
6.875%, due 3/24/26	750,000	785,778
State Oil Co. of the Azerbaijan Republic
Series Reg S
6.95%, due 3/18/30	900,000	873,000
		2,173,189
Bahamas 1.4%
Bahamas Government Bond
Series Reg S
6.00%, due 11/21/28	1,600,000	1,041,774
Bahrain 1.2%
Bahrain Government Bond
Series Reg S
6.25%, due 1/25/51	300,000	222,644
CBB International Sukuk Programme Co. WLL
Series Reg S
3.875%, due 5/18/29	700,000	612,743
		835,387

	Principal Amount	Value
Foreign Government Bonds
Brazil 1.2%
Brazil Government Bond
4.50%, due 5/30/29	$ 500,000	$ 472,600
4.75%, due 1/14/50	500,000	375,483
		848,083
Chile 5.0%
Chile Government Bond
2.55%, due 1/27/32	750,000	661,513
2.55%, due 7/27/33	1,000,000	851,191
3.10%, due 1/22/61	500,000	356,280
3.50%, due 1/31/34	700,000	643,191
3.50%, due 4/15/53	550,000	433,784
3.50%, due 4/15/53	200,000	157,740
4.34%, due 3/7/42	561,000	516,049
		3,619,748
Colombia 3.4%
Colombia Government Bond
3.125%, due 4/15/31	250,000	197,207
3.25%, due 4/22/32	600,000	466,536
5.00%, due 6/15/45	500,000	363,274
6.125%, due 1/18/41	500,000	419,075
Ecopetrol SA
4.625%, due 11/2/31	1,200,000	987,000
		2,433,092
Costa Rica 0.3%
Costa Rica Government Bond
Series Reg S
6.125%, due 2/19/31	250,000	240,099
Cote D'Ivoire 1.4%
Ivory Coast Government Bond
Series Reg S
5.75%, due 12/31/32 (e)	877,723	771,764
Series Reg S
6.125%, due 6/15/33 (a)	300,000	242,820
		1,014,584
Croatia 1.4%
Croatia Government Bond
Series Reg S
5.50%, due 4/4/23	1,000,000	1,010,854
Dominican Republic 5.4%
Dominican Republic Government Bond
Series Reg S
4.50%, due 1/30/30	400,000	345,353

	Principal Amount	Value
Foreign Government Bonds
Dominican Republic
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	$ 600,000	$ 504,592
Series Reg S
5.50%, due 1/27/25	1,000,000	997,849
Series Reg S
5.50%, due 2/22/29	500,000	463,244
Series Reg S
5.875%, due 1/30/60	500,000	378,714
Series Reg S
5.95%, due 1/25/27	250,000	245,488
Series Reg S
5.95%, due 1/25/27	750,000	736,464
Series Reg S
6.85%, due 1/27/45 (a)	250,000	219,597
		3,891,301
Ecuador 1.6%
Ecuador Government Bond
Series Reg S
(zero coupon), due 7/31/30	208,496	87,843
Series Reg S
0.50%, due 7/31/40 (e)	1,200,000	493,776
Series Reg S
1.00%, due 7/31/35 (e)	1,200,000	542,514
		1,124,133
Egypt 2.8%
Egypt Government Bond
Series Reg S
5.875%, due 2/16/31	250,000	153,363
Series Reg S
5.875%, due 2/16/31	750,000	460,087
Series Reg S
6.875%, due 4/30/40	300,000	168,387
Series Reg S
7.30%, due 9/30/33	1,100,000	685,562
Series Reg S
7.50%, due 2/16/61	600,000	334,452
Series Reg S
8.70%, due 3/1/49	400,000	232,000
		2,033,851
El Salvador 0.4%
El Salvador Government Bond
Series Reg S
7.625%, due 2/1/41	900,000	295,625

	Principal Amount	Value
Foreign Government Bonds
Gabon 0.7%
Gabon Government Bond
Series Reg S
6.95%, due 6/16/25	$ 350,000	$ 288,946
Series Reg S
7.00%, due 11/24/31 (a)	350,000	248,465
		537,411
Ghana 1.3%
Ghana Government Bond
Series Reg S
7.75%, due 4/7/29	1,300,000	610,662
Series Reg S
7.875%, due 2/11/35	500,000	218,330
Series Reg S
8.627%, due 6/16/49	300,000	130,500
		959,492
Hungary 3.2%
Hungary Government Bond
Series Reg S
2.125%, due 9/22/31	1,800,000	1,482,840
Series Reg S
5.25%, due 6/16/29	800,000	810,000
		2,292,840
India 0.6%
Export-Import Bank of India
Series Reg S
2.25%, due 1/13/31	500,000	409,156
Indonesia 3.4%
Indonesia Government Bond
3.55%, due 3/31/32	1,100,000	1,070,197
Series Reg S
6.625%, due 2/17/37	500,000	560,286
Pertamina Persero PT
Series Reg S
3.65%, due 7/30/29	400,000	374,168
5.625%, due 5/20/43 (f)	500,000	478,293
		2,482,944
Iraq 1.4%
Iraq Government Bond
Series Reg S
5.80%, due 1/15/28	481,250	414,477
Series Reg S
6.752%, due 3/9/23	600,000	582,000
		996,477

	Principal Amount	Value
Foreign Government Bonds
Jamaica 0.5%
Jamaica Government Bond
7.875%, due 7/28/45	$ 300,000	$ 332,465
Kenya 0.4%
Kenya Government Bond
Series Reg S
6.875%, due 6/24/24	350,000	302,372
Lebanon 0.2%
Lebanon Government Bond (b)(d)
Series Reg S
6.65%, due 4/22/24	1,200,000	75,240
Series Reg S
6.85%, due 3/23/27	1,000,000	62,700
		137,940
Mexico 5.6%
Comision Federal de Electricidad
Series Reg S
3.875%, due 7/26/33 (a)	500,000	393,750
Series Reg S
4.677%, due 2/9/51	700,000	499,982
Series Reg S
4.688%, due 5/15/29	616,000	563,640
Mexico Government Bond
2.659%, due 5/24/31	500,000	428,117
3.50%, due 2/12/34	500,000	433,963
3.75%, due 4/19/71	1,000,000	687,789
3.771%, due 5/24/61	800,000	557,118
4.75%, due 4/27/32 (a)	500,000	499,369
		4,063,728
Mongolia 0.5%
Mongolia Government Bond
Series Reg S
3.50%, due 7/7/27	200,000	160,035
Series Reg S
5.625%, due 5/1/23	200,000	196,000
		356,035
Morocco 0.5%
OCP SA
Series Reg S
5.125%, due 6/23/51	500,000	351,206

	Principal Amount	Value
Foreign Government Bonds
Mozambique 0.5%
Mozambique Government Bond
Series Reg S
5.00%, due 9/15/31 (e)	$ 550,000	$ 373,175
Nigeria 2.6%
Nigeria Government Bond
Series Reg S
7.625%, due 11/21/25	1,000,000	885,890
Series Reg S
7.625%, due 11/28/47	500,000	311,930
Series Reg S
7.875%, due 2/16/32	600,000	429,000
Series Reg S
8.375%, due 3/24/29	352,000	272,441
		1,899,261
Oman 4.8%
Oman Government Bond
Series Reg S
4.875%, due 2/1/25	400,000	396,919
Series Reg S
4.875%, due 2/1/25	600,000	595,379
Series Reg S
5.625%, due 1/17/28	500,000	497,901
Series Reg S
6.25%, due 1/25/31	1,000,000	995,000
Series Reg S
7.00%, due 1/25/51	200,000	180,266
Series Reg S
7.00%, due 1/25/51	900,000	811,195
		3,476,660
Pakistan 0.7%
Pakistan Government Bond
Series Reg S
6.00%, due 4/8/26	650,000	338,000
Series Reg S
7.375%, due 4/8/31	300,000	148,872
		486,872
Panama 1.6%
Aeropuerto Internacional de Tocumen SA
Series Reg S
5.125%, due 8/11/61	1,000,000	828,400
Panama Government Bond
3.87%, due 7/23/60	500,000	362,070
		1,190,470

	Principal Amount	Value
Foreign Government Bonds
Paraguay 0.8%
Paraguay Government Bond
Series Reg S
2.739%, due 1/29/33	$ 495,000	$ 403,013
Series Reg S
5.40%, due 3/30/50	200,000	173,154
		576,167
Peru 1.2%
Peruvian Government Bond
2.783%, due 1/23/31	1,000,000	880,818
Philippines 1.0%
Philippine Government Bond
3.229%, due 3/29/27	300,000	297,673
4.20%, due 3/29/47	500,000	459,400
		757,073
Poland 0.6%
Poland Government Bond
3.25%, due 4/6/26 (a)	200,000	197,850
4.00%, due 1/22/24	200,000	201,313
		399,163
Qatar 1.4%
Qatar Government Bond
Series Reg S
4.40%, due 4/16/50	1,000,000	1,019,348
Republic Of Serbia 1.6%
Serbia Government Bond
Series Reg S
2.125%, due 12/1/30 (a)	1,600,000	1,182,176
Republic of the Congo 0.8%
Congo Government Bond
Series Reg S
6.00%, due 6/30/29 (e)	712,500	598,856
Romania 3.8%
Romanian Government Bond
Series Reg S
3.00%, due 2/27/27	900,000	820,740
Series Reg S
3.00%, due 2/14/31	300,000	246,499
Series Reg S
5.25%, due 11/25/27	900,000	889,785

	Principal Amount	Value
Foreign Government Bonds
Romania
Romanian Government Bond
Series Reg S
6.00%, due 5/25/34	$ 800,000	$ 773,826
		2,730,850
Saudi Arabia 2.2%
Saudi Arabian Oil Co.
Series Reg S
1.625%, due 11/24/25	250,000	234,250
Series Reg S
2.25%, due 11/24/30	700,000	618,653
Series Reg S
2.25%, due 11/24/30	300,000	265,137
Series Reg S
3.25%, due 11/24/50	600,000	469,200
		1,587,240
Senegal 0.2%
Senegal Government Bond
Series Reg S
6.75%, due 3/13/48	250,000	176,505
South Africa 4.0%
South Africa Government Bond
4.30%, due 10/12/28	500,000	457,500
5.75%, due 9/30/49	900,000	682,722
5.875%, due 9/16/25	400,000	408,087
5.875%, due 4/20/32	400,000	370,346
6.25%, due 3/8/41	300,000	255,469
7.30%, due 4/20/52	850,000	741,554
		2,915,678
Sri Lanka 0.4%
Sri Lanka Government Bond
Series Reg S
6.825%, due 7/18/26 (b)(d)	850,000	262,073
Tunisia 0.6%
Tunisian Republic
Series Reg S
5.625%, due 2/17/24	EUR 450,000	261,650
Series Reg S
5.75%, due 1/30/25	$ 200,000	107,644
Series Reg S
5.75%, due 1/30/25	150,000	80,733
		450,027

	Principal Amount	Value
Foreign Government Bonds
Ukraine 0.8%
NPC Ukrenergo
Series Reg S
6.875%, due 11/9/26 (c)	$ 1,150,000	$ 201,250
State Agency of Roads of Ukraine
Series Reg S
6.25%, due 6/24/28 (c)	2,227,000	383,534
		584,784
United Arab Emirates 3.0%
Abu Dhabi Government Bond
Series Reg S
1.875%, due 9/15/31	600,000	534,491
Series Reg S
3.125%, due 4/16/30	600,000	590,471
Finance Department Government of Sharjah
Series Reg S
3.625%, due 3/10/33	500,000	412,740
Series Reg S
4.00%, due 7/28/50	400,000	256,229
United Arab Emirates Government Bond
Series Reg S
3.90%, due 9/9/50	500,000	363,620
		2,157,551
Uruguay 0.9%
Uruguay Government Bond
4.975%, due 4/20/55	600,000	627,515
Venezuela 0.8%
Petroleos de Venezuela SA (b)(c)(d)
Series Reg S
6.00%, due 5/16/24	2,500,000	96,202
Series Reg S
6.00%, due 11/15/26 (g)	2,500,000	96,202
Venezuela Government Bond
Series Reg S
9.25%, due 5/7/28 (b)(c)(d)	4,095,000	361,384
		553,788
Zambia 0.6%
Zambia Government Bond
Series Reg S
8.97%, due 7/30/27 (b)(d)	700,000	399,000
Total Foreign Government Bonds (Cost $80,979,316)		61,735,069
Total Long-Term Bonds (Cost $86,134,866)		65,316,603

	Shares	Value
Short-Term Investment 2.5%
Unaffiliated Investment Company 2.5%
United States 2.5%
Invesco Government & Agency Portfolio, 2.17% (h)(i)	1,827,203	$ 1,827,203
Total Short-Term Investment (Cost $1,827,203)		1,827,203
Total Investments (Cost $87,962,069)	92.9%	67,143,806
Other Assets, Less Liabilities	7.1	5,096,716
Net Assets	100.0%	$ 72,240,522

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $1,892,074; the total market value of collateral held by the Fund was $1,927,721. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $100,518. The Fund received cash collateral with a value of $1,827,203.
(b)	Issue in default.
(c)	Illiquid security—As of July 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,254,015, which represented 1.7% of the Fund’s net assets.
(d)	Issue in non-accrual status.
(e)	Step coupon—Rate shown was the rate in effect as of July 31, 2022.
(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2022.
(h)	Current yield as of July 31, 2022.
(i)	Represents a security purchased with cash collateral received for securities on loan.
Foreign Currency Forward Contracts
As of July 31, 2022, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)[2]
USD	504,325	EUR	500,000	JPMorgan Chase Bank N.A.	9/21/22	$ (8,548)
Total Unrealized Depreciation						$ (8,548)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
2.	As of July 31, 2022, cash in the amount of $240,000 was on deposit with a broker or forward commission merchant for forward transactions.

Futures Contracts
As of July 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury Ultra Bonds	6	September 2022	$ 924,953	$ 949,875	$ 24,922

1.	As of July 31, 2022, cash in the amount of $42,900 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2022.
Abbreviation(s):
EUR—Euro
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 3,581,534	$ —	$ 3,581,534
Foreign Government Bonds	—	61,735,069	—	61,735,069
Total Long-Term Bonds	—	65,316,603	—	65,316,603
Short-Term Investment
Unaffiliated Investment Company	1,827,203	—	—	1,827,203
Total Investments in Securities	1,827,203	65,316,603	—	67,143,806
Other Financial Instruments
Futures Contracts (b)	24,922	—	—	24,922
Total Investments in Securities and Other Financial Instruments	$ 1,852,125	$ 65,316,603	$ —	$ 67,168,728
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (8,548)	$ —	$ (8,548)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Income Builder Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 42.7%
Asset-Backed Securities 4.1%
Automobile Asset-Backed Securities 1.2%
American Credit Acceptance Receivables Trust
Series 2021-3, Class D
1.34%, due 11/15/27 (a)	$ 1,535,000	$ 1,438,447
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2021-1A, Class A
1.38%, due 8/20/27	2,700,000	2,427,086
Series 2020-2A, Class A
2.02%, due 2/20/27	845,000	784,019
Series 2020-1A, Class A
2.33%, due 8/20/26	1,135,000	1,087,936
Carmax Auto Owner Trust
Series 2022-3, Class A3
3.97%, due 4/15/27	1,555,000	1,567,744
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, due 3/15/29	1,200,000	1,117,422
Enterprise Fleet Financing LLC
Series 2022-2, Class A3
4.79%, due 5/21/29 (a)	705,000	720,945
Flagship Credit Auto Trust
Series 2020-3, Class D
2.50%, due 9/15/26 (a)	580,000	555,001
Ford Credit Auto Owner Trust
Series 2020-2, Class A
1.06%, due 4/15/33 (a)	1,105,000	1,017,495
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A
4.06%, due 11/15/30	1,625,000	1,645,345
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	3,070,000	2,636,094
Hertz Vehicle Financing LLC
Series 2021-1A, Class B
1.56%, due 12/26/25 (a)	1,235,000	1,147,486
J.P. Morgan Chase Bank NA
Series 2020-1, Class B
0.991%, due 1/25/28 (a)	239,046	235,062
		16,380,082
Home Equity Asset-Backed Securities 0.1%
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
2.449% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	1,467,773	1,430,609
Equity One Mortgage Pass-Through Trust
Series 2003-3, Class AF4
5.495%, due 12/25/33 (c)	24,160	23,992

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
J.P. Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
2.359% (1 Month LIBOR + 0.10%), due 3/25/47 (b)	$ 310,532	$ 199,288
MASTR Asset-Backed Securities Trust
Series 2006-HE4, Class A1
2.359% (1 Month LIBOR + 0.10%), due 11/25/36 (b)	490,823	178,844
		1,832,733
Other Asset-Backed Securities 2.8%
American Airlines Pass-Through Trust
Series 2016-2, Class AA
3.20%, due 6/15/28	504,560	458,679
Series 2016-2, Class A
3.65%, due 6/15/28	1,172,360	916,485
Series 2013-2, Class A
4.95%, due 1/15/23	1,587,700	1,557,600
AMSR Trust
Series 2020-SFR4, Class A
1.355%, due 11/17/37 (a)	2,643,000	2,472,990
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (United Kingdom) (a)	1,984,444	1,748,236
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	2,473,956	2,215,517
Series 2020-1, Class A1
1.69%, due 7/15/60	961,926	883,304
Series 2020-1, Class A2
1.99%, due 7/15/60	1,163,846	1,023,547
Crown Castle Towers LLC
4.241%, due 7/15/28 (a)	2,680,000	2,615,823
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	82,349	84,532
DB Master Finance LLC
Series 2021-1A, Class A23
2.791%, due 11/20/51 (a)	2,243,725	1,891,694
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, due 8/17/37 (a)	2,474,705	2,319,075
Home Partners of America Trust (a)
Series 2021-2, Class A
1.901%, due 12/17/26	690,105	630,549
Series 2021-2, Class B
2.302%, due 12/17/26	1,320,942	1,202,910
MMAF Equipment Finance LLC
Series 2020-BA, Class A4
0.66%, due 11/15/27 (a)	3,750,000	3,466,158

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Navient Private Education Refi Loan Trust (a)
Series 2020-EA, Class A
1.69%, due 5/15/69	$ 806,837	$ 744,574
Series 2021-EA, Class B
2.03%, due 12/16/69	3,245,000	2,655,932
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,585,000	1,398,631
Series 2021-1, Class B1
2.41%, due 10/20/61	1,535,000	1,346,937
Progress Residential Trust (a)
Series 2021-SFR1, Class A
1.052%, due 4/17/38	1,563,616	1,404,364
Series 2020-SFR3, Class A
1.294%, due 10/17/27	1,580,461	1,472,590
Series 2021-SFR4, Class B
1.808%, due 5/17/38	1,780,000	1,606,907
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A
1.33%, due 7/20/37 (a)	567,532	538,925
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	1,547,225	1,269,723
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	1,044,018	1,031,676
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	1,612,667	1,625,915
		38,583,273
Total Asset-Backed Securities (Cost $61,797,688)		56,796,088
Corporate Bonds 23.6%
Aerospace & Defense 0.3%
Boeing Co. (The)
3.75%, due 2/1/50	880,000	666,278
Howmet Aerospace, Inc.
3.00%, due 1/15/29	1,990,000	1,785,428
L3Harris Technologies, Inc.
4.40%, due 6/15/28	2,215,000	2,232,885
		4,684,591
Agriculture 0.2%
BAT Capital Corp.
3.734%, due 9/25/40 (United Kingdom)	2,105,000	1,529,450

	Principal Amount	Value
Corporate Bonds
Agriculture
BAT International Finance plc
4.448%, due 3/16/28 (United Kingdom)	$ 1,170,000	$ 1,120,342
		2,649,792
Airlines 0.5%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,400,000	1,376,886
5.75%, due 4/20/29	850,000	813,875
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	1,080,000	1,066,500
4.75%, due 10/20/28	2,125,000	2,075,483
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,860,000	1,878,581
		7,211,325
Auto Manufacturers 1.2%
Ford Motor Credit Co. LLC
2.70%, due 8/10/26	940,000	854,225
3.35%, due 11/1/22	820,000	817,761
4.063%, due 11/1/24	1,935,000	1,903,556
4.125%, due 8/17/27	1,650,000	1,565,355
4.25%, due 9/20/22	655,000	655,944
General Motors Co.
5.60%, due 10/15/32	1,045,000	1,043,438
6.125%, due 10/1/25	670,000	704,335
General Motors Financial Co., Inc.
2.35%, due 1/8/31	810,000	652,285
2.70%, due 6/10/31	2,015,000	1,648,348
4.30%, due 4/6/29	1,125,000	1,066,281
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24	1,935,000	1,795,036
1.85%, due 9/16/26	3,205,000	2,756,954
Volkswagen Group of America Finance LLC
4.60%, due 6/8/29 (Germany) (a)	840,000	836,940
		16,300,458
Banks 7.4%
Bank of America Corp.
2.087%, due 6/14/29 (d)	1,690,000	1,492,706
2.496%, due 2/13/31 (d)	1,600,000	1,396,891
2.572%, due 10/20/32 (d)	1,195,000	1,024,357
2.687%, due 4/22/32 (d)	1,110,000	965,661
3.194%, due 7/23/30 (d)	1,425,000	1,313,074
3.384%, due 4/2/26 (d)	1,115,000	1,089,116
3.458%, due 3/15/25 (d)	1,700,000	1,680,561
4.20%, due 8/26/24	2,615,000	2,641,008
Series MM
4.30%, due 1/28/25 (d)(e)	2,184,000	1,911,000

	Principal Amount	Value
Corporate Bonds
Banks
Bank of America Corp.
Series DD
6.30%, due 3/10/26 (d)(e)	$ 2,085,000	$ 2,164,639
8.57%, due 11/15/24	485,000	532,921
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (United Kingdom) (b)(e)	2,000,000	1,625,600
BNP Paribas SA (France) (a)
3.052%, due 1/13/31 (d)	2,395,000	2,103,919
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	1,450,000	1,285,574
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(e)	2,090,000	1,683,109
BPCE SA
2.045%, due 10/19/27 (France) (a)(d)	1,255,000	1,122,526
Citigroup, Inc.
3.668%, due 7/24/28 (d)	1,180,000	1,142,864
3.98%, due 3/20/30 (d)	2,370,000	2,294,622
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (b)(e)	2,005,000	1,765,563
4.91%, due 5/24/33 (d)	965,000	994,206
5.30%, due 5/6/44	1,200,000	1,218,459
6.625%, due 6/15/32	770,000	869,441
6.875%, due 6/1/25	1,715,000	1,861,362
Citizens Financial Group, Inc.
2.638%, due 9/30/32	2,715,000	2,244,337
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (France) (a)(b)(e)	2,340,000	1,983,150
Credit Suisse Group AG (Switzerland) (a)(d)
2.593%, due 9/11/25	3,000,000	2,813,288
3.091%, due 5/14/32	1,930,000	1,551,483
Deutsche Bank AG (Germany)
Series E
0.962%, due 11/8/23	2,970,000	2,855,981
2.394% (SOFR + 1.219%), due 11/16/27 (b)	1,945,000	1,782,547
3.035%, due 5/28/32 (d)	600,000	493,225
First Horizon Bank
5.75%, due 5/1/30	1,555,000	1,626,426
First Horizon Corp.
4.00%, due 5/26/25	2,100,000	2,074,214
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	860,000	706,333
Goldman Sachs Group, Inc. (The)
1.431%, due 3/9/27 (d)	1,255,000	1,133,863
1.948%, due 10/21/27 (d)	1,435,000	1,309,581
1.992%, due 1/27/32 (d)	1,370,000	1,128,423
2.581% (3 Month LIBOR + 1.17%), due 5/15/26 (b)	2,245,000	2,199,882
2.615%, due 4/22/32 (d)	1,005,000	866,831
3.102%, due 2/24/33 (d)	905,000	808,675
3.50%, due 11/16/26	1,085,000	1,062,355
6.75%, due 10/1/37	829,000	969,006

	Principal Amount	Value
Corporate Bonds
Banks
HSBC Holdings plc
3.973%, due 5/22/30 (United Kingdom) (d)	$ 2,365,000	$ 2,217,600
JPMorgan Chase & Co.
2.182%, due 6/1/28 (d)	1,800,000	1,640,948
2.40% (SOFR + 1.18%), due 2/24/28 (b)(f)	1,995,000	1,922,400
4.323%, due 4/26/28 (d)	2,185,000	2,194,021
Series HH
4.60%, due 2/1/25 (d)(e)	1,552,000	1,375,994
Lloyds Banking Group plc (United Kingdom)
4.582%, due 12/10/25	1,633,000	1,609,984
4.65%, due 3/24/26	3,090,000	3,052,059
Macquarie Group Ltd.
2.871%, due 1/14/33 (Australia) (a)(d)	1,925,000	1,609,220
Mizuho Financial Group, Inc.
3.261% (1 Year Treasury Constant Maturity Rate + 1.25%), due 5/22/30 (Japan) (b)	1,290,000	1,182,472
Morgan Stanley
2.484%, due 9/16/36 (d)	2,115,000	1,711,131
2.511%, due 10/20/32 (d)	1,530,000	1,312,737
5.00%, due 11/24/25	2,855,000	2,941,509
7.25%, due 4/1/32	490,000	601,361
NatWest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (United Kingdom) (b)	3,705,000	3,428,049
Societe Generale SA (France) (a)(b)
3.337% (1 Year Treasury Constant Maturity Rate + 1.60%), due 1/21/33	1,590,000	1,326,480
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (e)	935,000	814,372
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (e)	2,600,000	2,181,695
Standard Chartered plc (United Kingdom) (a)(b)
1.822% (1 Year Treasury Constant Maturity Rate + 0.95%), due 11/23/25	2,510,000	2,341,773
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (e)	1,225,000	983,351
SVB Financial Group
Series C
4.00% (5 Year Treasury Constant Maturity Rate + 3.202%), due 5/15/26 (b)(e)	1,810,000	1,467,278
UBS Group AG (Switzerland) (a)(b)
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (e)	2,350,000	1,888,812
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28	960,000	961,595
Wachovia Corp.
5.50%, due 8/1/35	315,000	333,331
Wells Fargo & Co.
4.897%, due 7/25/33 (d)	935,000	969,214
4.90%, due 11/17/45	55,000	52,931
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (Australia) (b)	1,025,000	846,546
		102,755,642
Building Materials 0.3%
Cemex SAB de CV
3.125%, due 3/19/26 (Mexico) (a)	EUR 4,255,000	4,071,542

	Principal Amount	Value
Corporate Bonds
Chemicals 0.4%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (Brazil) (a)	$ 2,135,000	$ 2,014,907
Huntsman International LLC
4.50%, due 5/1/29	1,862,000	1,770,756
Orbia Advance Corp. SAB de CV
4.00%, due 10/4/27 (Mexico) (a)	1,800,000	1,737,000
		5,522,663
Commercial Services 0.4%
Allied Universal Holdco LLC
6.625%, due 7/15/26 (a)	1,530,000	1,482,524
Ashtead Capital, Inc.
4.00%, due 5/1/28 (United Kingdom) (a)	935,000	867,805
California Institute of Technology
3.65%, due 9/1/19	1,413,000	1,089,234
Sodexo, Inc.
2.718%, due 4/16/31 (France) (a)	2,370,000	2,072,454
		5,512,017
Computers 0.6%
Dell International LLC
3.375%, due 12/15/41 (a)	2,090,000	1,561,732
4.90%, due 10/1/26	1,749,000	1,791,151
5.30%, due 10/1/29	810,000	821,490
8.10%, due 7/15/36	1,242,000	1,511,595
NCR Corp.
5.00%, due 10/1/28 (a)	2,376,000	2,260,081
		7,946,049
Diversified Financial Services 1.9%
AerCap Ireland Capital DAC (Ireland)
2.45%, due 10/29/26	1,585,000	1,410,017
3.30%, due 1/23/23	1,275,000	1,269,911
Air Lease Corp.
2.30%, due 2/1/25	2,990,000	2,828,250
2.75%, due 1/15/23	1,850,000	1,840,108
4.25%, due 9/15/24	1,185,000	1,172,870
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(e)	1,765,000	1,407,122
Ally Financial, Inc.
3.875%, due 5/21/24	810,000	806,859
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(e)	1,320,000	1,041,403
8.00%, due 11/1/31	1,685,000	1,906,021
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,210,000	1,058,208
Avolon Holdings Funding Ltd. (Ireland) (a)
2.125%, due 2/21/26	1,515,000	1,316,460
2.875%, due 2/15/25	2,720,000	2,515,695

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Banco BTG Pactual SA (Brazil) (a)
2.75%, due 1/11/26	$ 2,630,000	$ 2,377,520
4.50%, due 1/10/25	850,000	831,300
Capital One Financial Corp.
4.20%, due 10/29/25	435,000	435,374
5.247%, due 7/26/30 (d)	915,000	927,055
Nomura Holdings, Inc.
5.099%, due 7/3/25 (Japan)	1,845,000	1,886,948
OneMain Finance Corp.
3.50%, due 1/15/27	885,000	753,526
6.125%, due 3/15/24	540,000	532,575
		26,317,222
Electric 1.4%
AEP Texas, Inc.
4.70%, due 5/15/32 (f)	1,135,000	1,164,808
Alabama Power Co.
3.00%, due 3/15/52	2,045,000	1,602,433
Arizona Public Service Co.
2.20%, due 12/15/31	1,930,000	1,618,973
Calpine Corp.
5.125%, due 3/15/28 (a)	1,245,000	1,171,047
Connecticut Light and Power Co. (The)
4.00%, due 4/1/48	1,145,000	1,079,377
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	2,265,000	2,133,269
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (b)(e)	2,140,000	1,805,269
Entergy Louisiana LLC
4.00%, due 3/15/33	2,200,000	2,187,527
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	1,655,000	1,459,002
NextEra Energy Capital Holdings, Inc.
5.00%, due 7/15/32	1,325,000	1,415,938
Ohio Power Co.
Series R
2.90%, due 10/1/51	1,000,000	751,528
Southern California Edison Co.
Series E
3.70%, due 8/1/25	870,000	870,336
4.00%, due 4/1/47	1,320,000	1,111,579
Virginia Electric and Power Co.
2.95%, due 11/15/51	1,035,000	807,174
WEC Energy Group, Inc.
3.524% (3 Month LIBOR + 2.113%), due 5/15/67 (b)	1,095,000	856,476
		20,034,736

	Principal Amount	Value
Corporate Bonds
Entertainment 0.1%
Magallanes, Inc.
4.279%, due 3/15/32 (a)	$ 1,340,000	$ 1,250,582
Environmental Control 0.3%
Republic Services, Inc.
4.75%, due 5/15/23 (f)	881,000	887,258
Stericycle, Inc.
3.875%, due 1/15/29 (a)	280,000	256,013
Waste Connections, Inc.
2.20%, due 1/15/32	1,100,000	942,210
Waste Management, Inc.
2.40%, due 5/15/23 (f)	2,275,000	2,260,431
		4,345,912
Food 0.3%
JBS USA LUX SA
5.75%, due 4/1/33 (a)	1,400,000	1,385,048
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	1,180,000	1,149,819
Tyson Foods, Inc.
3.95%, due 8/15/24	2,255,000	2,269,070
		4,803,937
Gas 0.3%
National Fuel Gas Co.
2.95%, due 3/1/31	1,050,000	881,001
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	1,040,000	1,066,743
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	845,000	786,649
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	1,970,000	1,441,377
		4,175,770
Home Builders 0.2%
Lennar Corp.
5.875%, due 11/15/24	1,345,000	1,386,678
Thor Industries, Inc.
4.00%, due 10/15/29 (a)	891,000	721,880
		2,108,558
Insurance 0.9%
Athene Global Funding
2.50%, due 3/24/28 (a)	2,405,000	2,100,692
Equitable Holdings, Inc.
5.00%, due 4/20/48	2,305,000	2,217,172

	Principal Amount	Value
Corporate Bonds
Insurance
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	$ 940,000	$ 942,283
Protective Life Corp.
8.45%, due 10/15/39 (f)	1,640,000	2,078,664
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	2,420,000	2,340,271
Voya Financial, Inc.
3.65%, due 6/15/26	690,000	678,818
Willis North America, Inc.
2.95%, due 9/15/29	1,735,000	1,541,549
3.875%, due 9/15/49	440,000	352,498
		12,251,947
Internet 0.2%
Expedia Group, Inc.
3.25%, due 2/15/30	3,165,000	2,733,405
3.80%, due 2/15/28	440,000	410,395
5.00%, due 2/15/26	60,000	60,695
6.25%, due 5/1/25 (a)	207,000	214,712
		3,419,207
Lodging 0.5%
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30 (f)	1,715,000	1,665,694
5.75%, due 5/1/28 (a)	740,000	744,309
Las Vegas Sands Corp.
3.20%, due 8/8/24	1,415,000	1,374,096
Marriott International, Inc.
Series X
4.00%, due 4/15/28	1,625,000	1,577,692
Sands China Ltd.
5.125%, due 8/8/25 (Macao) (c)	1,310,000	1,236,732
		6,598,523
Media 0.2%
DISH DBS Corp.
5.75%, due 12/1/28 (a)	1,180,000	957,275
Grupo Televisa SAB
5.25%, due 5/24/49 (Mexico)	1,230,000	1,210,554
Time Warner Entertainment Co. LP
8.375%, due 3/15/23	800,000	821,993
		2,989,822
Mining 0.2%
Glencore Funding LLC
1.625%, due 9/1/25 (Australia) (a)	2,805,000	2,581,721

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
3.146% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	$ 2,720,000	$ 2,080,800
Oil & Gas 0.5%
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (Russia) (a)(g)	2,065,000	846,650
Marathon Petroleum Corp.
4.70%, due 5/1/25	1,585,000	1,616,243
5.125%, due 12/15/26	1,260,000	1,305,044
Southwestern Energy Co.
4.75%, due 2/1/32	1,375,000	1,282,187
Valero Energy Corp.
3.65%, due 12/1/51	1,640,000	1,301,867
6.625%, due 6/15/37	1,050,000	1,194,708
		7,546,699
Packaging & Containers 0.2%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	200,000	196,344
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)(f)	1,976,000	1,900,556
		2,096,900
Pharmaceuticals 0.5%
Becton Dickinson and Co.
4.669%, due 6/6/47	1,635,000	1,623,064
CVS Health Corp.
4.78%, due 3/25/38	1,110,000	1,110,755
Teva Pharmaceutical Finance Netherlands III BV (Israel)
3.15%, due 10/1/26	2,995,000	2,703,736
4.75%, due 5/9/27	1,335,000	1,279,931
		6,717,486
Pipelines 1.2%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,580,000	1,272,049
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,375,000	1,302,330
Energy Transfer LP
4.95%, due 6/15/28	980,000	988,031
5.35%, due 5/15/45	1,000,000	911,000
Enterprise Products Operating LLC
3.95%, due 1/31/60	1,460,000	1,198,979
4.20%, due 1/31/50	405,000	357,225
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,030,000	1,724,120
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	320,000	285,062

	Principal Amount	Value
Corporate Bonds
Pipelines
Hess Midstream Operations LP (a)
5.50%, due 10/15/30	$ 1,185,000	$ 1,103,736
Holly Energy Partners LP
6.375%, due 4/15/27 (a)	760,000	752,480
MPLX LP
2.65%, due 8/15/30	1,705,000	1,475,925
4.875%, due 6/1/25	100,000	102,029
Spectra Energy Partners LP
4.75%, due 3/15/24	1,740,000	1,762,236
Targa Resources Corp.
4.20%, due 2/1/33	800,000	751,419
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	2,340,000	2,186,211
Western Midstream Operating LP
5.75%, due 2/1/50 (c)	860,000	769,360
		16,942,192
Real Estate 0.2%
Realogy Group LLC (a)
5.25%, due 4/15/30	1,310,000	1,044,856
5.75%, due 1/15/29	1,305,000	1,065,715
		2,110,571
Real Estate Investment Trusts 0.9%
American Tower Corp.
3.375%, due 10/15/26	1,920,000	1,852,205
3.60%, due 1/15/28	1,025,000	981,175
Digital Realty Trust LP
4.45%, due 7/15/28 (f)	2,255,000	2,239,728
GLP Capital LP
3.35%, due 9/1/24	1,280,000	1,233,050
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	1,600,000	1,255,675
Iron Mountain, Inc.
5.25%, due 7/15/30 (a)	1,285,000	1,202,156
Office Properties Income Trust
2.40%, due 2/1/27	1,335,000	1,060,110
Starwood Property Trust, Inc. (a)
3.75%, due 12/31/24	1,695,000	1,634,768
4.375%, due 1/15/27 (f)	1,415,000	1,296,993
		12,755,860
Retail 0.8%
AutoNation, Inc.
4.75%, due 6/1/30	1,680,000	1,623,278
McDonald's Corp.
3.35%, due 4/1/23	2,875,000	2,874,604
Nordstrom, Inc. (f)
4.00%, due 3/15/27	1,520,000	1,391,827

	Principal Amount	Value
Corporate Bonds
Retail
Nordstrom, Inc. (f)
4.25%, due 8/1/31	$ 1,260,000	$ 1,020,487
QVC, Inc.
4.375%, due 9/1/28	2,215,000	1,727,700
Starbucks Corp.
4.45%, due 8/15/49	1,025,000	969,873
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	1,830,000	1,514,874
		11,122,643
Software 0.3%
Fidelity National Information Services, Inc.
5.10%, due 7/15/32 (f)	1,050,000	1,090,544
MSCI, Inc.
3.25%, due 8/15/33 (a)	1,859,000	1,610,506
Oracle Corp.
3.65%, due 3/25/41	575,000	446,429
salesforce.com, Inc.
3.25%, due 4/11/23	1,300,000	1,300,471
		4,447,950
Telecommunications 1.1%
Altice France SA
5.125%, due 7/15/29 (France) (a)	2,100,000	1,797,285
AT&T, Inc.
3.50%, due 9/15/53	2,184,000	1,726,555
Level 3 Financing, Inc.
3.40%, due 3/1/27 (a)	2,545,000	2,296,790
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	2,866,882	2,880,977
T-Mobile US, Inc.
2.625%, due 2/15/29	1,430,000	1,279,850
Verizon Communications, Inc.
2.511% (3 Month LIBOR + 1.10%), due 5/15/25 (b)	2,705,000	2,699,233
4.016%, due 12/3/29	1,970,000	1,976,989
		14,657,679
Total Corporate Bonds (Cost $359,438,732)		328,010,796
Foreign Government Bonds 0.8%
Brazil 0.1%
Brazil Government Bond
3.75%, due 9/12/31 (f)	2,295,000	2,020,726
Chile 0.3%
Chile Government Bond
2.55%, due 7/27/33	2,580,000	2,196,072

	Principal Amount	Value
Foreign Government Bonds
Chile
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	$ 2,340,000	$ 1,901,250
		4,097,322
Colombia 0.1%
Colombia Government Bond
3.25%, due 4/22/32	1,780,000	1,384,057
4.50%, due 1/28/26	560,000	536,578
		1,920,635
Mexico 0.3%
Comision Federal de Electricidad
3.875%, due 7/26/33 (a)	2,755,000	2,169,562
Mexico Government Bond
3.75%, due 4/19/71	1,860,000	1,279,288
		3,448,850
Total Foreign Government Bonds (Cost $14,106,424)		11,487,533
Loan Assignments 0.1%
Containers, Packaging & Glass 0.0% ‡
Mauser Packaging Solutions Holding Co.
Initial Term Loan
5.037% (1 Month LIBOR + 3.25%), due 4/3/24 (b)	278,321	266,493
Diversified/Conglomerate Service 0.1%
TruGreen LP (b)
First Lien Second Refinancing Term Loan
6.372% (1 Month LIBOR + 4.00%), due 11/2/27	756,268	724,599
Second Lien Initial Term Loan
10.75% (3 Month LIBOR + 8.50%), due 11/2/28	580,000	545,200
		1,269,799
Total Loan Assignments (Cost $1,597,186)		1,536,292
Mortgage-Backed Securities 8.7%
Agency (Collateralized Mortgage Obligations) 2.5%
FHLMC
REMIC, Series 5187, Class SA
0.286% (SOFR 30A + 1.80%), due 1/25/52 (b)(h)	2,445,533	27,594
REMIC, Series 5073, Class DG
1.50%, due 8/25/38	689,724	682,866
REMIC, Series 5038, Class KA
1.50%, due 11/25/50	2,389,164	2,019,537

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5200, Class SA
1.986% (SOFR 30A + 3.50%), due 2/25/52 (b)(h)	$ 2,756,361	$ 157,872
REMIC, Series 5021, Class SA
2.036% (SOFR 30A + 3.55%), due 10/25/50 (b)(h)	3,247,773	193,815
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (h)	1,866,266	303,048
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	1,367,353	218,698
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	1,496,500	231,032
REMIC, Series 5160, Class IO
3.00%, due 10/25/51 (h)	1,248,990	140,696
FHLMC, Strips
Series 311, Class PO
(zero coupon), due 8/15/43	730,660	591,324
Series 358, Class PO
(zero coupon), due 10/15/47	3,286,570	2,677,846
Series 377, Class C4
2.00%, due 1/25/51 (h)	1,289,469	160,218
Series 358, Class IO
3.50%, due 10/15/47 (h)	3,506,614	577,964
FNMA
REMIC, Series 2022-5, Class SN
0.286% (SOFR 30A + 1.80%), due 2/25/52 (b)(h)	1,386,851	11,780
REMIC, Series 2022-3, Class YS
1.036% (SOFR 30A + 2.55%), due 2/25/52 (b)(h)	10,080,000	286,909
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	3,964,158	563,492
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	1,430,616	1,398,865
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (h)	5,384,022	853,207
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	854,101	840,768
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	4,135,766	619,318
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,740,674	1,743,462
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,686,499	1,707,247
GNMA
Series 2021-77, Class SN
0.474% (1 Month LIBOR + 2.60%), due 5/20/51 (b)(h)	7,181,171	134,350
Series 2022-24, Class SC
0.864% (SOFR 30A + 2.37%), due 2/20/52 (b)(h)	32,471,402	602,809
Series 2022-19, Class SG
0.944% (SOFR 30A + 2.45%), due 1/20/52 (b)(h)	6,385,081	121,664

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2020-115, Class YA
1.00%, due 8/20/50	$ 1,863,165	$ 1,577,187
Series 2020-129, Class AG
1.00%, due 9/20/50	2,557,996	2,163,877
Series 2020-166, Class CA
1.00%, due 11/20/50	1,739,500	1,447,324
Series 2021-105, Class DB
1.00%, due 6/20/51	1,807,903	1,527,581
Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	846,243	100,897
Series 2020-188, Class IO
2.00%, due 12/20/50 (h)	3,747,973	392,070
Series 2021-158, Class SB
2.194% (SOFR 30A + 3.70%), due 9/20/51 (b)(h)	3,829,570	265,292
Series 2020-188, Class DI
2.50%, due 12/20/50 (h)	6,419,862	985,367
Series 2021-25, Class LI
2.50%, due 2/20/51 (h)	5,627,579	705,859
Series 2021-105, Class IE
2.50%, due 6/20/51 (h)	1,596,190	194,676
Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	5,798,272	951,444
Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	4,479,185	655,449
Series 2021-98, Class KI
3.00%, due 6/20/51 (h)	4,286,820	628,438
Series 2021-136, Class TI
3.00%, due 8/20/51 (h)	1,875,588	263,638
Series 2021-139, Class IA
3.00%, due 8/20/51 (h)	5,448,514	883,050
Series 2021-158, Class NI
3.00%, due 9/20/51 (h)	6,612,794	991,159
Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	3,567,997	543,629
Series 2013-149, Class BA
3.25%, due 8/16/41	3,816,200	3,815,811
		34,959,129
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.5%
Arbor Multifamily Mortgage Securities Trust (a)
Series 2021-MF2, Class AS
2.70%, due 6/15/54 (i)	1,770,000	1,512,680
Series 2021-MF3, Class AS
2.748%, due 10/15/54	2,200,000	1,877,441
Series 2022-MF4, Class A5
3.293%, due 2/15/55 (j)	1,225,000	1,150,278

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
2.604% (1 Month LIBOR + 0.345%), due 12/25/36 (a)(b)	$ 44,481	$ 40,958
Benchmark Mortgage Trust
Series 2020-B19, Class A2
1.691%, due 9/15/53	1,775,000	1,661,796
BX Commercial Mortgage Trust (a)
Series 2021-XL2, Class A
2.688% (1 Month LIBOR + 0.689%), due 10/15/38 (b)	1,320,849	1,268,789
Series 2021-VOLT, Class C
3.099% (1 Month LIBOR + 1.10%), due 9/15/36 (b)	2,310,000	2,159,038
Series 2020-VIV2, Class C
3.542%, due 3/9/44 (j)	2,540,000	2,207,328
Series 2020-VIV3, Class B
3.544%, due 3/9/44 (j)	847,236	766,773
Series 2020-VIVA, Class D
3.549%, due 3/11/44 (j)	295,000	243,729
Series 2021-ACNT, Class D
3.85% (1 Month LIBOR + 1.85%), due 11/15/38 (b)	2,410,000	2,288,855
BX Trust (a)
Series 2021-LBA, Class AV
2.80% (1 Month LIBOR + 0.80%), due 2/15/36 (b)	1,910,000	1,826,049
Series 2019-OC11, Class B
3.605%, due 12/9/41	250,000	227,720
Series 2019-OC11, Class C
3.856%, due 12/9/41	570,000	513,412
Series 2019-OC11, Class D
4.075%, due 12/9/41 (j)	1,255,000	1,117,144
Series 2021-ARIA, Class E
4.244% (1 Month LIBOR + 2.245%), due 10/15/36 (b)	3,250,000	3,054,592
BXHPP Trust
Series 2021-FILM, Class B
2.899% (1 Month LIBOR + 0.90%), due 8/15/36 (a)(b)	1,280,000	1,179,965
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class A5
3.616%, due 2/10/49	560,000	554,172
Extended Stay America Trust (a)(b)
Series 2021-ESH, Class C
3.70% (1 Month LIBOR + 1.70%), due 7/15/38	2,300,839	2,231,404
Series 2021-ESH, Class D
4.25% (1 Month LIBOR + 2.25%), due 7/15/38	1,585,244	1,531,372
FREMF Mortgage Trust (a)(j)
Series 2019-K99, Class B
3.645%, due 10/25/52	290,000	274,921
Series 2019-K98, Class C
3.738%, due 10/25/52	780,000	726,278
Series 2017-K71, Class B
3.753%, due 11/25/50	607,208	590,724

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FREMF Mortgage Trust (a)(j)
Series 2018-K73, Class B
3.854%, due 2/25/51	$ 1,045,000	$ 1,021,861
Series 2017-K63, Class C
3.875%, due 2/25/50	1,700,000	1,637,970
Series 2019-K94, Class B
3.965%, due 7/25/52	1,895,000	1,818,591
Series 2018-K78, Class B
4.128%, due 6/25/51	355,000	349,447
Series 2018-K81, Class B
4.173%, due 9/25/51	345,000	340,173
Series 2018-K76, Class B
4.207%, due 6/25/51	370,000	366,304
Series 2018-K79, Class B
4.211%, due 7/25/51	330,000	326,208
Series 2018-K86, Class C
4.294%, due 11/25/51	955,000	926,560
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	1,840,000	1,713,709
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	2,910,000	2,618,062
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4
3.544%, due 1/15/49	560,000	550,046
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.809%, due 12/15/48	830,000	821,632
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M10
5.509% (1 Month LIBOR + 3.25%), due 10/15/49 (a)(b)	1,468,074	1,372,663
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	4,315,000	3,816,854
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(j)	2,345,000	2,300,237
		48,985,735
Whole Loan (Collateralized Mortgage Obligations) 2.7%
FHLMC STACR REMIC Trust (a)(b)
Series 2022-DNA1, Class M1B
3.364% (SOFR 30A + 1.85%), due 1/25/42	2,340,000	2,158,652
Series 2020-DNA6, Class M2
3.514% (SOFR 30A + 2.00%), due 12/25/50	2,891,338	2,867,920
Series 2021-HQA3, Class M2
3.614% (SOFR 30A + 2.10%), due 9/25/41	1,715,000	1,534,032

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA1, Class M2
3.764% (SOFR 30A + 2.25%), due 8/25/33	$ 2,490,000	$ 2,326,284
Series 2022-DNA3, Class M1B
4.414% (SOFR 30A + 2.90%), due 4/25/42	2,360,000	2,290,160
Series 2021-DNA5, Class B1
4.564% (SOFR 30A + 3.05%), due 1/25/34	4,090,000	3,655,734
Series 2021-HQA3, Class B1
4.864% (SOFR 30A + 3.35%), due 9/25/41	1,850,000	1,644,301
Series 2022-DNA2, Class M2
5.264% (SOFR 30A + 3.75%), due 2/25/42	1,820,000	1,710,831
FHLMC STACR Trust
Series 2018-DNA2, Class B1
5.959% (1 Month LIBOR + 3.70%), due 12/25/30 (a)(b)	1,340,000	1,336,646
FNMA (b)
Series 2018-C01, Class 1B1
5.809% (1 Month LIBOR + 3.55%), due 7/25/30	2,100,000	2,134,212
Series 2017-C05, Class 1B1
5.859% (1 Month LIBOR + 3.60%), due 1/25/30	2,299,558	2,300,705
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ7, Class A2
2.50%, due 1/25/52 (a)(i)	2,690,340	2,369,372
J.P. Morgan Mortgage Trust
Series 2021-LTV2, Class A1
2.519%, due 5/25/52 (a)(i)	1,682,313	1,447,021
Mello Mortgage Capital Acceptance
Series 2021-MTG2, Class A1
2.50%, due 6/25/51 (a)(i)	2,131,736	1,878,221
Mello Warehouse Securitization Trust
Series 2021-2, Class A
3.009% (1 Month LIBOR + 0.75%), due 4/25/55 (a)(b)	1,230,000	1,212,631
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.379%, due 8/25/59 (j)	2,940,886	2,044,796
Series 2019-2A, Class B6
4.908%, due 12/25/57 (i)	949,137	684,468
NewRez Warehouse Securitization Trust
Series 2021-1, Class A
3.009% (1 Month LIBOR + 0.75%), due 5/25/55 (a)(b)	1,565,000	1,539,841
STACR Trust
Series 2018-HRP2, Class B1
6.459% (1 Month LIBOR + 4.20%), due 2/25/47 (a)(b)	1,900,000	1,922,695
		37,058,522
Total Mortgage-Backed Securities (Cost $127,392,862)		121,003,386

	Principal Amount	Value
Municipal Bond 0.2%
California 0.2%
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series N
3.006%, due 5/15/50	$ 2,700,000	$ 2,098,476
Total Municipal Bond (Cost $2,700,000)		2,098,476
U.S. Government & Federal Agencies 5.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.8%
FHLMC
1.55%, due 11/20/31	2,100,000	1,800,487
UMBS, 20 Year
2.50%, due 4/1/42	966,805	920,784
UMBS, 30 Year
2.50%, due 10/1/51	655,917	612,473
3.00%, due 3/1/52	1,921,850	1,862,405
3.00%, due 4/1/52	4,215,905	4,066,600
3.50%, due 7/1/50	1,150,822	1,148,373
		10,411,122
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.2%
FNMA, Other
3.50%, due 2/1/42	1,552,674	1,565,400
UMBS, 20 Year
2.50%, due 5/1/41	736,334	701,293
2.50%, due 4/1/42	1,041,091	988,336
UMBS, 30 Year
2.50%, due 8/1/50	186,561	174,575
2.50%, due 10/1/50	142,190	132,927
2.50%, due 11/1/50	1,026,548	967,620
2.50%, due 1/1/51	912,335	853,211
2.50%, due 8/1/51	1,662,721	1,556,561
3.00%, due 6/1/51	861,839	832,133
3.00%, due 11/1/51	1,317,832	1,271,582
3.00%, due 2/1/52	4,339,313	4,188,943
3.00%, due 2/1/52	2,121,989	2,048,219
3.00%, due 3/1/52	1,552,393	1,497,521
3.00%, due 3/1/52	1,899,763	1,832,613
4.00%, due 8/1/48	1,772,328	1,803,687
4.00%, due 2/1/49	328,275	334,533
4.00%, due 6/1/52	2,138,356	2,150,366
4.00%, due 6/1/52	3,294,692	3,316,254
4.00%, due 6/1/52	1,562,639	1,572,866
4.00%, due 7/1/52	3,409,071	3,428,725
		31,217,365

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.2%
GNMA I, Single-family, 30 Year
6.50%, due 8/15/29	$ 5	$ 5
GNMA I, Single-family, 30 Year
6.50%, due 4/15/29	8	9
GNMA II, Other
2.50%, due 1/20/50	648,939	609,952
2.50%, due 5/20/50	1,615,041	1,506,084
		2,116,050
United States Treasury Bonds 1.5%
U.S. Treasury Bonds
2.875%, due 5/15/52	4,525,000	4,376,524
3.25%, due 5/15/42	16,815,000	16,833,391
		21,209,915
United States Treasury Notes 0.5%
U.S. Treasury Notes
2.625%, due 7/31/29	2,070,000	2,059,973
2.75%, due 7/31/27	4,120,000	4,130,300
2.875%, due 5/15/32	155,000	157,785
		6,348,058
Total U.S. Government & Federal Agencies (Cost $72,828,576)		71,302,510
Total Long-Term Bonds (Cost $639,861,468)		592,235,081

	Shares
Common Stocks 54.4%
Aerospace & Defense 1.1%
BAE Systems plc (United Kingdom)	455,978	4,287,791
Lockheed Martin Corp.	9,909	4,100,443
Raytheon Technologies Corp.	78,209	7,289,861
		15,678,095
Air Freight & Logistics 1.1%
Deutsche Post AG (Registered) (Germany)	200,029	7,960,694
United Parcel Service, Inc., Class B	36,657	7,144,083
		15,104,777
Auto Components 0.6%
Bridgestone Corp. (Japan)	125,900	4,931,223
Cie Generale des Etablissements Michelin SCA (France)	127,854	3,574,578
		8,505,801
Automobiles 0.3%
Toyota Motor Corp. (Japan)	260,500	4,216,735

	Shares	Value
Common Stocks
Banks 3.7%
Bank of America Corp.	276,695	$ 9,355,058
Columbia Banking System, Inc.	142,868	4,310,328
JPMorgan Chase & Co.	65,167	7,517,665
KeyCorp	408,657	7,478,423
PNC Financial Services Group, Inc. (The)	28,440	4,719,334
Royal Bank of Canada (Canada)	40,477	3,946,709
Truist Financial Corp.	152,700	7,706,769
U.S. Bancorp	142,216	6,712,595
		51,746,881
Beverages 1.4%
Coca-Cola Co. (The)	106,220	6,816,137
Coca-Cola Europacific Partners plc (United Kingdom)	242,766	13,138,496
		19,954,633
Biotechnology 0.8%
AbbVie, Inc.	49,224	7,064,136
Amgen, Inc.	17,580	4,350,523
		11,414,659
Capital Markets 0.4%
Lazard Ltd., Class A (f)	141,481	5,329,589
Chemicals 2.4%
Air Products and Chemicals, Inc.	21,018	5,217,298
BASF SE (Germany)	80,525	3,573,283
Dow, Inc.	73,313	3,900,985
Linde plc (United Kingdom)	28,315	8,551,130
LyondellBasell Industries NV, Class A	43,852	3,908,090
Nutrien Ltd. (Canada)	93,321	7,993,877
		33,144,663
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (k)	10	32
Communications Equipment 0.9%
Cisco Systems, Inc.	288,086	13,070,462
Diversified Telecommunication Services 2.1%
AT&T, Inc.	263,629	4,950,953
Deutsche Telekom AG (Registered) (Germany)	633,578	11,985,568
Orange SA (France)	363,994	3,722,904
TELUS Corp. (Canada)	184,110	4,238,462
Verizon Communications, Inc.	83,729	3,867,442
		28,765,329
Electric Utilities 2.5%
American Electric Power Co., Inc.	98,635	9,721,466

	Shares	Value
Common Stocks
Electric Utilities
Duke Energy Corp.	39,050	$ 4,292,766
Entergy Corp.	37,990	4,373,789
Evergy, Inc.	60,645	4,139,628
Fortis, Inc. (Canada)	87,806	4,147,737
NextEra Energy, Inc.	98,775	8,345,500
		35,020,886
Electrical Equipment 1.6%
Eaton Corp. plc	47,579	7,060,248
Emerson Electric Co.	86,068	7,752,145
Hubbell, Inc.	31,277	6,850,288
		21,662,681
Entertainment 0.4%
Koei Tecmo Holdings Co. Ltd. (Japan)	141,800	4,949,848
Equity Real Estate Investment Trusts 1.6%
American Tower Corp.	16,995	4,602,756
Iron Mountain, Inc.	93,092	4,514,031
Realty Income Corp.	61,767	4,570,140
Welltower, Inc.	50,456	4,356,371
WP Carey, Inc.	47,930	4,280,149
		22,323,447
Food & Staples Retailing 0.8%
Walmart, Inc.	78,995	10,431,290
Food Products 1.0%
Danone SA (France)	70,834	3,905,584
Nestle SA (Registered)	45,069	5,535,430
Orkla ASA (Norway)	531,186	4,578,560
		14,019,574
Gas Utilities 0.6%
China Resources Gas Group Ltd. (China)	1,140,000	4,798,445
Snam SpA (Italy)	714,150	3,587,033
		8,385,478
Health Care Equipment & Supplies 0.9%
Medtronic plc	133,150	12,319,038
Health Care Providers & Services 0.7%
UnitedHealth Group, Inc.	17,785	9,645,517
Hotels, Restaurants & Leisure 1.7%
McDonald's Corp.	20,347	5,358,789
Restaurant Brands International, Inc. (Canada)	206,305	11,060,011

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Vail Resorts, Inc.	31,792	$ 7,538,837
		23,957,637
Household Durables 0.3%
Leggett & Platt, Inc.	119,847	4,750,735
Household Products 0.3%
Procter & Gamble Co. (The)	26,701	3,709,036
Industrial Conglomerates 0.8%
Honeywell International, Inc.	36,142	6,955,889
Siemens AG (Registered) (Germany)	40,414	4,487,218
		11,443,107
Insurance 3.7%
Allianz SE (Registered) (Germany)	20,480	3,714,057
Arthur J. Gallagher & Co.	30,435	5,447,561
Assicurazioni Generali SpA (Italy)	222,037	3,328,855
AXA SA (France)	229,334	5,294,299
Great-West Lifeco, Inc. (Canada)	143,001	3,475,219
Manulife Financial Corp. (Canada)	426,401	7,805,114
MetLife, Inc.	114,593	7,248,007
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	16,356	3,698,664
Tokio Marine Holdings, Inc. (Japan)	72,000	4,200,948
Travelers Cos., Inc. (The)	43,182	6,852,983
		51,065,707
IT Services 1.0%
International Business Machines Corp.	108,801	14,230,083
Leisure Products 0.5%
Hasbro, Inc.	90,691	7,139,196
Machinery 0.6%
Cummins, Inc.	36,797	8,143,544
Media 0.8%
Comcast Corp., Class A	173,959	6,526,942
Omnicom Group, Inc.	59,086	4,126,566
		10,653,508
Multiline Retail 0.3%
B&M European Value Retail SA (United Kingdom)	773,742	4,012,507
Multi-Utilities 1.2%
Ameren Corp.	46,597	4,339,113
National Grid plc (United Kingdom)	290,415	4,009,022

	Shares	Value
Common Stocks
Multi-Utilities
NiSource, Inc.	141,606	$ 4,304,822
WEC Energy Group, Inc.	43,096	4,473,796
		17,126,753
Oil, Gas & Consumable Fuels 2.7%
Chevron Corp.	27,964	4,579,944
Enbridge, Inc. (Canada)	102,948	4,623,435
Enterprise Products Partners LP	306,662	8,197,075
Magellan Midstream Partners LP	84,087	4,330,480
MPLX LP	130,107	4,229,779
TotalEnergies SE (France)	216,385	11,037,927
		36,998,640
Personal Products 0.3%
Unilever plc (United Kingdom)	88,586	4,314,956
Pharmaceuticals 4.7%
AstraZeneca plc, Sponsored ADR (United Kingdom)	207,474	13,741,003
Bayer AG (Registered) (Germany)	80,166	4,671,820
Eli Lilly and Co.	20,675	6,816,341
GSK plc	158,445	3,337,976
Johnson & Johnson	21,213	3,702,093
Merck & Co., Inc.	77,679	6,939,842
Novartis AG (Registered) (Switzerland)	135,525	11,647,765
Pfizer, Inc.	76,268	3,852,296
Roche Holding AG	11,593	3,849,812
Sanofi (France)	70,390	7,004,003
		65,562,951
Professional Services 0.3%
RELX plc (United Kingdom) (g)	140,405	4,172,696
Semiconductors & Semiconductor Equipment 4.8%
Analog Devices, Inc.	98,436	16,927,054
Broadcom, Inc.	32,423	17,361,868
Intel Corp.	133,285	4,839,578
KLA Corp.	28,479	10,922,836
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	95,014	8,406,839
Texas Instruments, Inc.	45,482	8,136,275
		66,594,450
Software 1.3%
Microsoft Corp.	62,750	17,616,435
Specialty Retail 0.3%
Home Depot, Inc. (The)	15,210	4,577,297

	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc.	100,467	$ 16,326,892
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	5,008	5,860,363
		22,187,255
Tobacco 1.5%
Altria Group, Inc.	108,278	4,749,073
British American Tobacco plc (United Kingdom)	255,287	10,033,370
Philip Morris International, Inc.	65,369	6,350,599
		21,133,042
Trading Companies & Distributors 0.5%
MSC Industrial Direct Co., Inc., Class A	75,364	6,229,588
Wireless Telecommunication Services 0.3%
SK Telecom Co. Ltd. (Republic of Korea)	97,339	4,025,347
Total Common Stocks (Cost $651,880,008)		755,333,885
Short-Term Investments 1.7%
Affiliated Investment Company 0.8%
MainStay U.S. Government Liquidity Fund, 1.544% (l)	11,559,864	11,559,864
Unaffiliated Investment Companies 0.9%
BlackRock Liquidity FedFund, 1.988% (l)(m)	6,595,248	6,595,248
Invesco Government & Agency Portfolio, 2.17% (l)(m)	5,818,915	5,818,915
Total Unaffiliated Investment Companies (Cost $12,414,163)		12,414,163
Total Short-Term Investments (Cost $23,974,027)		23,974,027
Total Investments (Cost $1,315,715,503)	98.8%	1,371,542,993
Other Assets, Less Liabilities	1.2	17,084,103
Net Assets	100.0%	$ 1,388,627,096

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2022.
(c)	Step coupon—Rate shown was the rate in effect as of July 31, 2022.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2022.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(f)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $13,971,114; the total market value of collateral held by the Fund was $14,284,544. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,870,381. The Fund received cash collateral with a value of $12,414,163.
(g)	Illiquid security—As of July 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $5,019,346, which represented 0.4% of the Fund’s net assets.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2022.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2022.
(k)	Non-income producing security.
(l)	Current yield as of July 31, 2022.
(m)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 87,328	$ 513,151	$ (588,919)	$ —	$ —	$ 11,560	$ 32	$ —	11,560
Foreign Currency Forward Contracts
As of July 31, 2022, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	23,293,000	USD	16,218,403	JPMorgan Chase Bank N.A.	11/7/22	$ 78,347
EUR	22,698,000	USD	23,181,921	JPMorgan Chase Bank N.A.	8/2/22	16,569
GBP	36,000	USD	43,356	JPMorgan Chase Bank N.A.	8/2/22	485
JPY	2,564,705,000	USD	18,914,619	JPMorgan Chase Bank N.A.	11/7/22	479,619
USD	27,237,211	EUR	26,039,000	JPMorgan Chase Bank N.A.	8/2/22	624,051
Total Unrealized Appreciation						1,199,071
AUD	23,293,000	USD	16,579,492	JPMorgan Chase Bank N.A.	8/2/22	(304,672)
EUR	3,341,000	USD	3,538,603	JPMorgan Chase Bank N.A.	8/2/22	(123,934)
GBP	32,460,000	USD	40,650,794	JPMorgan Chase Bank N.A.	8/2/22	(1,121,006)
JPY	5,081,523,000	USD	39,732,426	JPMorgan Chase Bank N.A.	8/2/22	(1,625,767)
USD	16,202,378	AUD	23,293,000	JPMorgan Chase Bank N.A.	8/2/22	(72,441)
USD	23,347,708	EUR	22,698,000	JPMorgan Chase Bank N.A.	11/7/22	(17,750)
USD	39,384,177	GBP	32,496,000	JPMorgan Chase Bank N.A.	8/2/22	(189,452)
USD	43,459	GBP	36,000	JPMorgan Chase Bank N.A.	11/7/22	(488)
USD	18,448,675	JPY	2,516,818,000	JPMorgan Chase Bank N.A.	8/2/22	(425,101)
USD	18,755,658	JPY	2,564,705,000	JPMorgan Chase Bank N.A.	8/2/22	(477,225)
Total Unrealized Depreciation						(4,357,836)
Net Unrealized Depreciation						$ (3,158,765)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts
As of July 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Russell 2000 E-Mini Index	451	September 2022	$ 40,609,046	$ 42,513,515	$ 1,904,469
S&P 500 E-Mini Index	375	September 2022	72,275,501	77,503,125	5,227,624
U.S. Treasury 2 Year Notes	288	September 2022	60,584,958	60,612,750	27,792
U.S. Treasury 5 Year Notes	271	September 2022	30,519,948	30,819,899	299,951
U.S. Treasury 10 Year Notes	635	September 2022	75,572,473	76,924,297	1,351,824
U.S. Treasury Long Bonds	23	September 2022	3,274,178	3,312,000	37,822
U.S. Treasury Ultra Bonds	232	September 2022	36,085,219	36,728,500	643,281
XAE Energy Index	453	September 2022	36,430,462	37,105,230	674,768
Yen Denominated Nikkei 225 Index	304	September 2022	31,618,720	31,887,514	268,794
Total Long Contracts					10,436,325
Short Contracts
Euro STOXX 50 Index	(1,130)	September 2022	(39,570,985)	(42,755,009)	(3,184,024)
FTSE 100 Index	(45)	September 2022	(3,972,106)	(4,042,944)	(70,838)
U.S. Treasury 10 Year Ultra Bonds	(108)	September 2022	(14,189,626)	(14,175,000)	14,626
Total Short Contracts					(3,240,236)
Net Unrealized Appreciation					$ 7,196,089

1.	As of July 31, 2022, cash in the amount of $19,545,754 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2022.

Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
JPY—Japanese Yen
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 56,796,088	$ —	$ 56,796,088
Corporate Bonds	—	328,010,796	—	328,010,796
Foreign Government Bonds	—	11,487,533	—	11,487,533
Loan Assignments	—	1,536,292	—	1,536,292
Mortgage-Backed Securities	—	121,003,386	—	121,003,386
Municipal Bond	—	2,098,476	—	2,098,476
U.S. Government & Federal Agencies	—	71,302,510	—	71,302,510
Total Long-Term Bonds	—	592,235,081	—	592,235,081
Common Stocks
Aerospace & Defense	11,390,304	4,287,791	—	15,678,095
Air Freight & Logistics	7,144,083	7,960,694	—	15,104,777
Auto Components	—	8,505,801	—	8,505,801
Automobiles	—	4,216,735	—	4,216,735
Chemicals	29,571,380	3,573,283	—	33,144,663
Diversified Telecommunication Services	13,056,857	15,708,472	—	28,765,329
Entertainment	—	4,949,848	—	4,949,848
Food Products	—	14,019,574	—	14,019,574
Gas Utilities	—	8,385,478	—	8,385,478
Industrial Conglomerates	6,955,889	4,487,218	—	11,443,107
Insurance	30,828,884	20,236,823	—	51,065,707
Multiline Retail	—	4,012,507	—	4,012,507
Multi-Utilities	13,117,731	4,009,022	—	17,126,753
Oil, Gas & Consumable Fuels	25,960,713	11,037,927	—	36,998,640
Personal Products	—	4,314,956	—	4,314,956
Pharmaceuticals	35,051,575	30,511,376	—	65,562,951
Professional Services	—	4,172,696	—	4,172,696
Technology Hardware, Storage & Peripherals	16,326,892	5,860,363	—	22,187,255
Tobacco	11,099,672	10,033,370	—	21,133,042
Wireless Telecommunication Services	—	4,025,347	—	4,025,347
All Other Industries	380,520,624	—	—	380,520,624
Total Common Stocks	581,024,604	174,309,281	—	755,333,885
Short-Term Investments
Affiliated Investment Company	11,559,864	—	—	11,559,864
Unaffiliated Investment Companies	12,414,163	—	—	12,414,163
Total Short-Term Investments	23,974,027	—	—	23,974,027
Total Investments in Securities	604,998,631	766,544,362	—	1,371,542,993
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	1,199,071	—	1,199,071
Futures Contracts	10,450,951	—	—	10,450,951
Total Other Financial Instruments	10,450,951	1,199,071	—	11,650,022
Total Investments in Securities and Other Financial Instruments	$ 615,449,582	$ 767,743,433	$ —	$ 1,383,193,015
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (4,357,836)	$ —	$ (4,357,836)
Futures Contracts	(3,254,862)	—	—	(3,254,862)
Total Other Financial Instruments	$ (3,254,862)	$ (4,357,836)	$ —	$ (7,612,698)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC Enduring Capital Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.8%
Air Freight & Logistics 3.2%
Expeditors International of Washington, Inc.	169,855	$ 18,047,094
Banks 6.6%
First Republic Bank	98,049	15,953,553
M&T Bank Corp.	118,543	21,035,455
		36,989,008
Capital Markets 6.4%
Brookfield Asset Management, Inc., Class A	360,226	17,885,221
Charles Schwab Corp. (The)	258,277	17,834,027
		35,719,248
Chemicals 6.3%
Linde plc	63,459	19,164,618
Sherwin-Williams Co. (The)	67,617	16,359,257
		35,523,875
Commercial Services & Supplies 10.3%
Cintas Corp.	41,294	17,570,184
Copart, Inc.(a)	145,944	18,695,426
Waste Connections, Inc.	159,364	21,254,377
		57,519,987
Containers & Packaging 2.6%
Ball Corp.	196,185	14,403,903
Diversified Financial Services 3.5%
Berkshire Hathaway, Inc., Class B (a)	66,269	19,920,461
Electric Utilities 3.2%
NextEra Energy, Inc.	212,541	17,957,589
Equity Real Estate Investment Trusts 6.2%
American Tower Corp.	71,210	19,285,804
Public Storage	47,713	15,574,001
		34,859,805
Food & Staples Retailing 3.7%
Costco Wholesale Corp.	38,645	20,918,538
Health Care Providers & Services 3.3%
UnitedHealth Group, Inc.	34,179	18,536,639
Household Durables 3.1%
NVR, Inc.(a)	3,897	17,119,911

	Shares	Value
Common Stocks
Insurance 7.8%
Brookfield Asset Management Reinsurance Partners Ltd., Class A (a)	3,730	$ 185,493
Markel Corp.(a)	16,157	20,957,891
Progressive Corp. (The)	195,915	22,541,980
		43,685,364
Life Sciences Tools & Services 3.7%
Danaher Corp.	71,065	20,713,315
Machinery 12.1%
Deere & Co.	41,937	14,391,940
Fortive Corp.	229,745	14,807,065
IDEX Corp.	84,780	17,697,825
PACCAR, Inc.	228,711	20,931,631
		67,828,461
Media 3.3%
Cable One, Inc.	13,349	18,377,301
Road & Rail 7.1%
Canadian National Railway Co.	156,554	19,833,474
Old Dominion Freight Line, Inc.	65,002	19,728,757
		39,562,231
Software 4.6%
Constellation Software, Inc.	15,333	26,083,163
Trading Companies & Distributors 2.8%
Watsco, Inc.	57,009	15,617,615
Total Common Stocks (Cost $489,934,143)		559,383,508
Short-Term Investment 0.1%
Affiliated Investment Company 0.1%
MainStay U.S. Government Liquidity Fund, 1.544% (b)	768,641	768,641
Total Short-Term Investment (Cost $768,641)		768,641
Total Investments (Cost $490,702,784)	99.9%	560,152,149
Other Assets, Less Liabilities	0.1	332,787
Net Assets	100.0%	$ 560,484,936

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2022.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,386	$ 42,170	$ (43,787)	$ —	$ —	$ 769	$ 2	$ —	769
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 559,383,508	$ —	$ —	$ 559,383,508
Short-Term Investment
Affiliated Investment Company	768,641	—	—	768,641
Total Investments in Securities	$ 560,152,149	$ —	$ —	$ 560,152,149

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Convertible Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 3.0%
Corporate Bonds 3.0%
Biotechnology 0.2%
Bridgebio Pharma, Inc.
2.50%, due 3/15/27	$ 6,975,000	$ 3,879,844
Commercial Services 0.6%
Block, Inc.
0.25%, due 11/1/27	11,637,000	9,300,655
Leisure Time 0.3%
NCL Corp. Ltd.
5.375%, due 8/1/25	4,670,000	4,779,417
Oil & Gas 0.1%
Valaris Ltd.
Series 1145
8.25% (8.25% Cash or 12.00% PIK), due 4/30/28 (a)	1,461,000	1,435,433
Oil & Gas Services 0.0% ‡
Weatherford International Ltd.
11.00%, due 12/1/24 (b)	238,000	240,448
Semiconductors 1.5%
Silicon Laboratories, Inc.
0.625%, due 6/15/25	18,021,000	24,212,107
Software 0.3%
Five9, Inc.
0.50%, due 6/1/25	4,675,000	4,950,825
Total Corporate Bonds (Cost $53,417,145)		48,798,729
Total Long-Term Bonds (Cost $53,417,145)		48,798,729
Convertible Securities 92.3%
Convertible Bonds 82.9%
Airlines 2.8%
American Airlines Group, Inc.
6.50%, due 7/1/25	7,040,000	7,891,840
JetBlue Airways Corp.
0.50%, due 4/1/26	4,632,000	3,325,776
Southwest Airlines Co.
1.25%, due 5/1/25	27,566,000	34,960,579
		46,178,195

	Principal Amount	Value
Convertible Bonds
Auto Manufacturers 1.8%
Ford Motor Co.
(zero coupon), due 3/15/26	$ 27,838,000	$ 29,786,660
Beverages 1.0%
MGP Ingredients, Inc.
1.875%, due 11/15/41 (b)	13,305,000	16,683,348
Biotechnology 4.2%
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27 (c)	34,659,000	34,984,528
Guardant Health, Inc.
(zero coupon), due 11/15/27	7,026,000	5,001,634
Halozyme Therapeutics, Inc.
0.25%, due 3/1/27	3,556,000	3,342,919
Illumina, Inc.
(zero coupon), due 8/15/23	18,223,000	17,457,634
Ionis Pharmaceuticals, Inc.
(zero coupon), due 4/1/26	9,349,000	8,782,217
		69,568,932
Commercial Services 2.5%
Alarm.com Holdings, Inc.
(zero coupon), due 1/15/26 (c)	3,775,000	3,189,875
Block, Inc.
(zero coupon), due 5/1/26	14,521,000	12,081,472
Chegg, Inc.
(zero coupon), due 9/1/26	8,817,000	6,700,920
Euronet Worldwide, Inc.
0.75%, due 3/15/49 (c)	11,900,000	11,758,687
Repay Holdings Corp.
(zero coupon), due 2/1/26 (b)	2,525,000	1,964,450
Sabre GLBL, Inc.
4.00%, due 4/15/25	1,835,000	1,980,882
Shift4 Payments, Inc.
(zero coupon), due 12/15/25	3,720,000	3,215,475
0.50%, due 8/1/27 (b)	1,145,000	827,263
		41,719,024
Computers 2.7%
Lumentum Holdings, Inc.
0.50%, due 12/15/26	25,385,000	28,150,746
Parsons Corp.
0.25%, due 8/15/25	4,641,000	5,139,908
Zscaler, Inc.
0.125%, due 7/1/25	8,613,000	10,710,265
		44,000,919

	Principal Amount	Value
Convertible Bonds
Cosmetics & Personal Care 0.5%
Beauty Health Co. (The)
1.25%, due 10/1/26 (b)(c)	$ 10,567,000	$ 8,807,594
Diversified Financial Services 0.1%
Upstart Holdings, Inc.
0.25%, due 8/15/26 (b)	2,265,000	1,254,244
Electric 1.5%
NRG Energy, Inc.
2.75%, due 6/1/48	23,454,000	25,447,590
Energy-Alternate Sources 2.0%
Enphase Energy, Inc.
(zero coupon), due 3/1/26	9,485,000	11,410,455
NextEra Energy Partners LP
(zero coupon), due 11/15/25 (b)(c)	9,417,000	10,570,582
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25 (c)	7,790,000	11,462,985
		33,444,022
Entertainment 2.4%
Live Nation Entertainment, Inc.
2.50%, due 3/15/23	6,833,000	9,798,237
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26	3,110,000	3,113,110
Vail Resorts, Inc.
(zero coupon), due 1/1/26 (c)	28,521,000	26,078,890
		38,990,237
Food 0.7%
Chefs' Warehouse, Inc. (The)
1.875%, due 12/1/24	11,507,000	12,252,227
Healthcare-Products 3.8%
CONMED Corp.
2.25%, due 6/15/27 (b)	23,095,000	22,228,937
Exact Sciences Corp.
0.375%, due 3/1/28 (c)	22,800,000	16,598,400
Haemonetics Corp.
(zero coupon), due 3/1/26	4,672,000	3,798,598
Integra LifeSciences Holdings Corp.
0.50%, due 8/15/25	8,670,000	8,331,870
NuVasive, Inc.
0.375%, due 3/15/25	8,085,000	7,417,988
Omnicell, Inc.
0.25%, due 9/15/25 (c)	2,760,000	3,445,860
		61,821,653

	Principal Amount	Value
Convertible Bonds
Healthcare-Services 4.2%
Elevance Health, Inc.
2.75%, due 10/15/42	$ 6,880,000	$ 46,688,368
Teladoc Health, Inc.
1.25%, due 6/1/27	29,441,000	22,042,680
		68,731,048
Internet 9.8%
Booking Holdings, Inc.
0.75%, due 5/1/25 (c)	10,000,000	13,385,374
Etsy, Inc.
0.25%, due 6/15/28	25,139,000	20,387,729
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,822,000	2,576,591
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (b)	12,450,000	13,533,150
Okta, Inc.
0.125%, due 9/1/25	5,611,000	5,240,674
Palo Alto Networks, Inc.
0.375%, due 6/1/25	9,385,000	16,320,515
0.75%, due 7/1/23	13,659,000	25,842,828
Q2 Holdings, Inc.
0.75%, due 6/1/26	4,395,000	3,812,662
Shopify, Inc.
0.125%, due 11/1/25	16,390,000	14,150,323
Snap, Inc.
(zero coupon), due 5/1/27	10,018,000	7,162,870
0.125%, due 3/1/28 (b)	4,480,000	3,035,200
Uber Technologies, Inc.
(zero coupon), due 12/15/25	13,355,000	11,156,961
Zendesk, Inc.
0.625%, due 6/15/25	8,790,000	8,614,200
Zillow Group, Inc.
2.75%, due 5/15/25	16,626,000	16,243,602
		161,462,679
Leisure Time 0.7%
NCL Corp. Ltd.
6.00%, due 5/15/24	2,849,000	3,257,136
Royal Caribbean Cruises Ltd.
4.25%, due 6/15/23	8,243,000	8,105,219
		11,362,355
Machinery-Diversified 2.2%
Chart Industries, Inc.
1.00%, due 11/15/24 (b)	10,592,000	35,702,953

	Principal Amount	Value
Convertible Bonds
Media 3.7%
Cable One, Inc.
1.125%, due 3/15/28	$ 17,808,000	$ 15,403,920
DISH Network Corp.
(zero coupon), due 12/15/25	18,871,000	13,453,136
Liberty Media Corp.
1.375%, due 10/15/23	11,345,000	14,368,442
Liberty Media Corp.-Liberty Formula One
1.00%, due 1/30/23	9,441,000	17,398,583
		60,624,081
Oil & Gas 8.8%
Centennial Resource Production LLC
3.25%, due 4/1/28	14,317,000	18,791,062
EQT Corp.
1.75%, due 5/1/26	22,078,000	66,278,156
Pioneer Natural Resources Co.
0.25%, due 5/15/25	26,272,000	60,451,872
		145,521,090
Oil & Gas Services 2.7%
Helix Energy Solutions Group, Inc.
6.75%, due 2/15/26	21,575,000	22,441,655
Oil States International, Inc.
4.75%, due 4/1/26 (b)	25,301,000	22,486,264
		44,927,919
Pharmaceuticals 1.6%
Dexcom, Inc.
0.25%, due 11/15/25 (c)	16,375,000	15,566,484
Pacira BioSciences, Inc.
0.75%, due 8/1/25 (c)	11,078,000	11,472,654
		27,039,138
Real Estate Investment Trusts 0.7%
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	12,566,000	11,014,099
Retail 2.5%
Burlington Stores, Inc.
2.25%, due 4/15/25 (c)	19,158,000	19,732,740
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,208,000	7,308,850
Patrick Industries, Inc.
1.75%, due 12/1/28 (b)	16,362,000	14,030,415
		41,072,005
Semiconductors 3.5%
Impinj, Inc.
1.125%, due 5/15/27 (b)	4,665,000	4,733,741

	Principal Amount	Value
Convertible Bonds
Semiconductors
Microchip Technology, Inc.
0.125%, due 11/15/24 (c)	$ 33,300,000	$ 34,648,650
ON Semiconductor Corp.
1.625%, due 10/15/23	2,305,000	7,454,370
Rambus, Inc.
1.375%, due 2/1/23	5,201,000	7,065,558
Wolfspeed, Inc.
0.25%, due 2/15/28 (b)	4,466,000	4,251,074
		58,153,393
Software 10.2%
Akamai Technologies, Inc.
0.375%, due 9/1/27	16,529,000	17,140,573
Avalara, Inc.
0.25%, due 8/1/26 (b)	2,285,000	1,970,813
Bentley Systems, Inc.
0.125%, due 1/15/26	3,570,000	3,309,390
Bill.com Holdings, Inc.
(zero coupon), due 12/1/25	4,680,000	5,279,040
Coupa Software, Inc.
0.375%, due 6/15/26	10,679,000	8,580,577
Datadog, Inc.
0.125%, due 6/15/25	9,636,000	12,738,792
DigitalOcean Holdings, Inc.
(zero coupon), due 12/1/26 (b)	6,190,000	4,671,060
Dropbox, Inc.
(zero coupon), due 3/1/28	11,036,000	10,097,940
Envestnet, Inc.
1.75%, due 6/1/23	20,827,000	21,712,147
Everbridge, Inc.
0.125%, due 12/15/24	12,641,000	11,048,268
MongoDB, Inc.
0.25%, due 1/15/26	7,075,000	11,434,969
RingCentral, Inc.
(zero coupon), due 3/1/25	21,079,000	17,469,221
Splunk, Inc.
0.50%, due 9/15/23	16,180,000	16,139,550
Workday, Inc.
0.25%, due 10/1/22	11,093,000	12,030,358
Ziff Davis, Inc.
1.75%, due 11/1/26 (b)	5,220,000	5,311,350
Zynga, Inc.
(zero coupon), due 12/15/26	8,635,000	8,740,084
		167,674,132
Telecommunications 4.6%
Infinera Corp.
2.50%, due 3/1/27	7,050,000	7,716,471

	Principal Amount	Value
Convertible Bonds
Telecommunications
InterDigital, Inc.
2.00%, due 6/1/24	$ 4,500,000	$ 4,434,720
NICE Ltd.
(zero coupon), due 9/15/25 (c)	46,000,000	46,529,000
Viavi Solutions, Inc.
1.00%, due 3/1/24	14,679,000	17,743,242
		76,423,433
Transportation 1.2%
Atlas Air Worldwide Holdings, Inc.
1.875%, due 6/1/24	14,207,000	18,957,466
Trucking & Leasing 0.5%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28 (c)	8,991,000	7,966,026
Total Convertible Bonds (Cost $1,295,956,191)		1,366,586,462

	Shares
Convertible Preferred Stocks 9.4%
Banks 1.8%
Bank of America Corp.
Series L
7.25% (d)	12,072	15,018,172
Wells Fargo & Co.
Series L
7.50% (d)	11,552	14,659,488
		29,677,660
Capital Markets 0.7%
KKR & Co., Inc.
Series C
6.00% (c)	165,650	11,595,500
Electric Utilities 1.0%
PG&E Corp.
5.50%	160,900	16,706,247
Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co.
Series B
6.00%	86,450	4,322,500

	Shares	Value
Convertible Preferred Stocks
Independent Power and Renewable Electricity Producers 0.8%
AES Corp. (The)
6.875%	147,100	$ 13,350,796
Life Sciences Tools & Services 3.2%
Danaher Corp.
Series B
5.00% (c)	34,560	52,595,136
Machinery 0.7%
Stanley Black & Decker, Inc.
5.25%	182,200	11,580,632
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc.
Series A
8.00% (c)	9,655	16,199,159
Total Convertible Preferred Stocks (Cost $151,842,457)		156,027,630
Total Convertible Securities (Cost $1,447,798,648)		1,522,614,092
Common Stocks 2.4%
Banks 0.8%
Bank of America Corp.	398,621	13,477,376
Energy Equipment & Services 1.0%
Valaris Ltd. (c)(e)	204,006	10,237,021
Weatherford International plc (e)	272,914	6,312,501
		16,549,522
Oil, Gas & Consumable Fuels 0.6%
Kosmos Energy Ltd. (e)	613,446	3,889,248
PDC Energy, Inc.	74,569	4,898,437
		8,787,685
Pharmaceuticals 0.0% ‡
Pacira BioSciences, Inc. (e)	74	4,186
Total Common Stocks (Cost $24,768,668)		38,818,769
Short-Term Investments 8.4%
Affiliated Investment Company 2.1%
MainStay U.S. Government Liquidity Fund, 1.544% (f)	35,340,889	35,340,889

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies 6.3%
BlackRock Liquidity FedFund, 1.988% (f)(g)	90,000,000	$ 90,000,000
Invesco Government & Agency Portfolio, 2.17% (f)(g)	13,724,887	13,724,887
		103,724,887
Total Short-Term Investments (Cost $139,065,776)		139,065,776
Total Investments (Cost $1,665,050,237)	106.1%	1,749,297,366
Other Assets, Less Liabilities	(6.1)	(100,082,727)
Net Assets	100.0%	$ 1,649,214,639

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.

(a)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $102,349,760; the total market value of collateral held by the Fund was $104,017,888. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $293,001. The Fund received cash collateral with a value of $103,724,887.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Non-income producing security.
(f)	Current yield as of July 31, 2022.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 113,964	$ 296,610	$ (375,233)	$ —	$ —	$ 35,341	$ 115	$ —	35,341

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 48,798,729	$ —	$ 48,798,729
Total Corporate Bonds	—	48,798,729	—	48,798,729
Convertible Securities
Convertible Bonds	—	1,366,586,462	—	1,366,586,462
Convertible Preferred Stocks	156,027,630	—	—	156,027,630
Total Convertible Securities	156,027,630	1,366,586,462	—	1,522,614,092
Common Stocks	38,818,769	—	—	38,818,769
Short-Term Investments
Affiliated Investment Company	35,340,889	—	—	35,340,889
Unaffiliated Investment Companies	103,724,887	—	—	103,724,887
Total Short-Term Investments	139,065,776	—	—	139,065,776
Total Investments in Securities	$ 333,912,175	$ 1,415,385,191	$ —	$ 1,749,297,366

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Corporate Bond Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 89.6%
Convertible Bonds 1.2%
Investment Companies 0.1%
Ares Capital Corp.
4.625%, due 3/1/24	$ 14,285,000	$ 15,436,728
Media 0.5%
DISH Network Corp.
2.375%, due 3/15/24	37,079,000	33,139,357
3.375%, due 8/15/26	28,780,000	20,550,202
		53,689,559
Oil & Gas 0.3%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (a)(b)	4,051,000	26,230,225
Oil & Gas Services 0.3%
Forum Energy Technologies, Inc.
9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (b)	34,886,987	33,160,081
Total Convertible Bonds (Cost $112,411,759)		128,516,593
Corporate Bonds 85.5%
Advertising 1.1%
Lamar Media Corp.
3.625%, due 1/15/31	38,590,000	33,959,200
3.75%, due 2/15/28	21,000,000	19,740,000
4.00%, due 2/15/30	18,500,000	17,032,025
4.875%, due 1/15/29	5,000,000	4,862,500
Outfront Media Capital LLC (c)
4.25%, due 1/15/29	8,475,000	7,243,419
4.625%, due 3/15/30	6,305,000	5,326,574
5.00%, due 8/15/27	19,500,000	18,421,065
6.25%, due 6/15/25	15,216,000	15,066,731
		121,651,514
Aerospace & Defense 1.9%
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (c)	23,280,000	18,391,200
Rolls-Royce plc
5.75%, due 10/15/27 (c)	7,000,000	6,609,995
TransDigm UK Holdings plc
6.875%, due 5/15/26	18,100,000	18,062,533
TransDigm, Inc.
4.625%, due 1/15/29	31,700,000	28,530,000
4.875%, due 5/1/29	22,920,000	20,507,670
6.25%, due 3/15/26 (c)	81,730,000	82,123,121

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
TransDigm, Inc.
7.50%, due 3/15/27	$ 11,915,000	$ 12,109,393
8.00%, due 12/15/25 (c)	13,000,000	13,470,860
		199,804,772
Airlines 1.0%
American Airlines, Inc. (c)
5.50%, due 4/20/26	18,160,000	17,860,179
5.75%, due 4/20/29	11,500,000	11,011,250
Delta Air Lines, Inc.
4.50%, due 10/20/25 (c)	17,200,000	16,984,993
4.75%, due 10/20/28 (c)	23,500,000	22,952,398
7.00%, due 5/1/25 (c)	3,506,000	3,662,547
7.375%, due 1/15/26	7,000,000	7,350,659
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (c)	18,910,000	19,098,911
Spirit Loyalty Cayman Ltd.
8.00%, due 9/20/25 (c)	4,487,951	4,689,864
		103,610,801
Auto Manufacturers 1.7%
Ford Holdings LLC
9.30%, due 3/1/30	30,695,000	34,608,613
Ford Motor Credit Co. LLC
3.375%, due 11/13/25	12,000,000	11,450,520
4.00%, due 11/13/30	26,000,000	22,981,870
4.125%, due 8/17/27	4,000,000	3,794,800
4.271%, due 1/9/27	7,500,000	7,179,000
4.389%, due 1/8/26	2,500,000	2,433,288
5.125%, due 6/16/25	13,000,000	12,959,830
5.584%, due 3/18/24	3,660,000	3,692,977
General Motors Financial Co., Inc.
4.35%, due 4/9/25	5,000,000	5,010,117
5.25%, due 3/1/26	10,000,000	10,196,260
JB Poindexter & Co., Inc.
7.125%, due 4/15/26 (c)	50,815,000	49,581,720
PM General Purchaser LLC
9.50%, due 10/1/28 (c)	15,000,000	13,021,200
		176,910,195
Auto Parts & Equipment 1.9%
Adient Global Holdings Ltd.
4.875%, due 8/15/26 (c)	24,525,000	22,935,535
Dealer Tire LLC
8.00%, due 2/1/28 (c)	19,640,000	17,624,936
Goodyear Tire & Rubber Co. (The)
5.00%, due 7/15/29	6,000,000	5,472,000
IHO Verwaltungs GmbH (b)(c)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	34,785,000	30,010,411

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment
IHO Verwaltungs GmbH (b)(c)
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	$ 41,874,000	$ 37,239,385
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	37,980,000	32,852,700
Meritor, Inc.
6.25%, due 6/1/25 (c)	8,000,000	8,239,437
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (c)	40,945,000	33,165,450
Tenneco, Inc.
7.875%, due 1/15/29 (c)	12,000,000	11,903,400
		199,443,254
Biotechnology 0.1%
Emergent BioSolutions, Inc.
3.875%, due 8/15/28 (c)	5,495,000	4,173,507
Grifols Escrow Issuer SA
4.75%, due 10/15/28 (c)	11,595,000	10,276,301
		14,449,808
Building Materials 1.2%
Builders FirstSource, Inc.
6.375%, due 6/15/32 (c)	11,850,000	11,806,748
James Hardie International Finance DAC
5.00%, due 1/15/28 (c)	31,840,000	29,456,717
Koppers, Inc.
6.00%, due 2/15/25 (c)	29,475,000	28,081,717
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (c)	10,300,000	8,986,750
PGT Innovations, Inc.
4.375%, due 10/1/29 (c)	16,000,000	14,455,520
Summit Materials LLC (c)
5.25%, due 1/15/29	15,500,000	14,592,260
6.50%, due 3/15/27	21,730,000	21,347,182
		128,726,894
Chemicals 1.9%
ASP Unifrax Holdings, Inc. (c)
5.25%, due 9/30/28	18,610,000	15,624,212
7.50%, due 9/30/29	21,280,000	16,811,200
CVR Partners LP
6.125%, due 6/15/28 (c)	6,175,000	5,619,250
EverArc Escrow SARL
5.00%, due 10/30/29 (c)	26,085,000	22,921,150
GPD Cos., Inc.
10.125%, due 4/1/26 (c)	32,307,000	29,798,991
Innophos Holdings, Inc.
9.375%, due 2/15/28 (c)	29,011,000	26,762,647
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (b)(c)	21,105,000	16,672,950

	Principal Amount	Value
Corporate Bonds
Chemicals
Mativ, Inc.
6.875%, due 10/1/26 (c)	$ 12,500,000	$ 10,998,750
NOVA Chemicals Corp. (c)
4.875%, due 6/1/24	9,810,000	9,607,651
5.25%, due 6/1/27	14,600,000	14,001,400
SCIH Salt Holdings, Inc. (c)
4.875%, due 5/1/28	5,000,000	4,343,850
6.625%, due 5/1/29	26,055,000	22,046,414
SCIL IV LLC
5.375%, due 11/1/26 (c)	10,200,000	8,532,963
SPCM SA
3.375%, due 3/15/30 (c)	1,750,000	1,408,278
		205,149,706
Coal 0.3%
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (c)	9,820,000	10,212,800
Natural Resource Partners LP
9.125%, due 6/30/25 (c)	18,265,000	18,632,866
		28,845,666
Commercial Services 2.6%
AMN Healthcare, Inc.
4.625%, due 10/1/27 (c)	5,500,000	5,268,584
Ashtead Capital, Inc. (c)
4.00%, due 5/1/28	12,500,000	11,601,671
4.25%, due 11/1/29	7,000,000	6,420,997
Cimpress plc
7.00%, due 6/15/26 (c)	26,035,000	21,726,207
Gartner, Inc. (c)
3.75%, due 10/1/30	19,870,000	18,250,992
4.50%, due 7/1/28	4,000,000	3,849,193
Graham Holdings Co.
5.75%, due 6/1/26 (c)	39,695,000	39,770,619
HealthEquity, Inc.
4.50%, due 10/1/29 (c)	4,000,000	3,725,360
Korn Ferry
4.625%, due 12/15/27 (c)	10,685,000	10,048,174
MPH Acquisition Holdings LLC (c)
5.50%, due 9/1/28	11,150,000	10,369,500
5.75%, due 11/1/28	19,705,000	16,760,088
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (c)	14,440,000	12,526,700
Ritchie Bros Auctioneers, Inc.
5.375%, due 1/15/25 (c)	30,925,000	31,002,312
Service Corp. International
3.375%, due 8/15/30	9,000,000	7,998,750

	Principal Amount	Value
Corporate Bonds
Commercial Services
United Rentals North America, Inc.
3.75%, due 1/15/32	$ 8,000,000	$ 7,032,160
3.875%, due 11/15/27	1,920,000	1,837,114
3.875%, due 2/15/31	17,500,000	15,969,100
4.875%, due 1/15/28	10,700,000	10,682,238
5.25%, due 1/15/30	3,500,000	3,538,413
Williams Scotsman International, Inc.
4.625%, due 8/15/28 (c)	16,700,000	15,658,838
WW International, Inc.
4.50%, due 4/15/29 (c)	34,910,000	25,484,300
		279,521,310
Computers 0.4%
Condor Merger Sub, Inc.
7.375%, due 2/15/30 (c)	49,625,000	43,569,509
Cosmetics & Personal Care 0.3%
Edgewell Personal Care Co. (c)
4.125%, due 4/1/29	22,500,000	20,197,462
5.50%, due 6/1/28	13,505,000	13,242,328
		33,439,790
Distribution & Wholesale 0.7%
Avient Corp.
5.25%, due 3/15/23	26,406,000	26,440,108
5.75%, due 5/15/25 (c)	8,550,000	8,596,341
7.125%, due 8/1/30 (c)(d)	9,815,000	10,113,572
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (c)	22,000,000	21,560,000
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (c)	10,525,000	9,130,438
		75,840,459
Diversified Financial Services 2.0%
Credit Acceptance Corp.
5.125%, due 12/31/24 (c)	15,215,000	14,602,584
6.625%, due 3/15/26	32,875,000	32,710,625
Enact Holdings, Inc.
6.50%, due 8/15/25 (c)	25,600,000	25,786,880
Jane Street Group
4.50%, due 11/15/29 (c)	5,000,000	4,612,500
Jefferies Finance LLC
5.00%, due 8/15/28 (c)	37,570,000	31,490,694
LPL Holdings, Inc. (c)
4.00%, due 3/15/29	29,810,000	27,723,300
4.375%, due 5/15/31	11,000,000	9,992,050
4.625%, due 11/15/27	13,650,000	13,229,438

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Oxford Finance LLC
6.375%, due 2/1/27 (c)	$ 9,830,000	$ 9,451,938
PennyMac Financial Services, Inc. (c)
4.25%, due 2/15/29	13,000,000	10,589,540
5.75%, due 9/15/31	9,500,000	7,891,467
PRA Group, Inc.
7.375%, due 9/1/25 (c)	16,400,000	16,243,356
Radian Group, Inc.
4.875%, due 3/15/27	5,000,000	4,893,200
StoneX Group, Inc.
8.625%, due 6/15/25 (c)	8,196,000	8,324,923
		217,542,495
Electric 1.6%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (c)	22,940,000	22,194,450
DPL, Inc.
4.125%, due 7/1/25	20,325,000	19,703,055
Keystone Power Pass-Through Holders LLC
13.00% (1.00% Cash and 12.00% PIK), due 6/1/24 (a)(b)(c)	10,527,487	6,263,855
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (c)	16,665,000	13,841,495
NextEra Energy Operating Partners LP
3.875%, due 10/15/26 (c)	16,330,000	16,130,693
NRG Energy, Inc.
5.75%, due 1/15/28	3,000,000	2,890,980
6.625%, due 1/15/27	3,220,000	3,268,300
Pattern Energy Operations LP
4.50%, due 8/15/28 (c)	18,500,000	17,162,080
PG&E Corp.
5.00%, due 7/1/28	23,300,000	21,271,502
5.25%, due 7/1/30	13,000,000	11,667,500
Vistra Corp. (c)(e)(f)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	11,280,000	10,489,723
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	30,800,000	29,837,500
		174,721,133
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.
7.125%, due 6/15/25 (c)	6,665,000	6,888,944
Engineering & Construction 0.5%
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (c)	11,175,000	9,972,570
Railworks Holdings LP
8.25%, due 11/15/28 (c)	9,425,000	8,360,754
TopBuild Corp.
4.125%, due 2/15/32 (c)	16,250,000	14,139,098

	Principal Amount	Value
Corporate Bonds
Engineering & Construction
Weekley Homes LLC
4.875%, due 9/15/28 (c)	$ 21,580,000	$ 17,751,987
		50,224,409
Entertainment 2.6%
Affinity Gaming
6.875%, due 12/15/27 (c)	12,640,000	10,953,132
Allen Media LLC
10.50%, due 2/15/28 (c)	14,870,000	7,258,642
Boyne USA, Inc.
4.75%, due 5/15/29 (c)	9,465,000	8,861,606
CCM Merger, Inc.
6.375%, due 5/1/26 (c)	5,000,000	4,709,700
CDI Escrow Issuer, Inc.
5.75%, due 4/1/30 (c)	20,000,000	19,551,200
Churchill Downs, Inc. (c)
4.75%, due 1/15/28	45,525,000	43,158,383
5.50%, due 4/1/27	38,727,000	38,568,219
International Game Technology plc
6.25%, due 1/15/27 (c)	25,700,000	26,149,750
Jacobs Entertainment, Inc.
6.75%, due 2/15/29 (c)	24,684,000	20,470,755
Live Nation Entertainment, Inc.
6.50%, due 5/15/27 (c)	39,280,000	40,311,100
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (c)	35,100,000	32,490,761
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (c)	6,000,000	5,475,480
Motion Bondco DAC
6.625%, due 11/15/27 (c)	15,100,000	12,088,421
Vail Resorts, Inc.
6.25%, due 5/15/25 (c)	10,095,000	10,321,128
		280,368,277
Food 1.6%
B&G Foods, Inc.
5.25%, due 4/1/25	24,375,000	23,573,306
Kraft Heinz Foods Co.
3.875%, due 5/15/27	14,155,000	14,075,167
6.50%, due 2/9/40	18,749,000	20,682,422
6.875%, due 1/26/39	31,650,000	36,204,418
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28 (c)	10,000,000	9,742,500
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (c)	18,586,000	18,798,018
Nathan's Famous, Inc.
6.625%, due 11/1/25 (c)	2,934,000	2,809,714

	Principal Amount	Value
Corporate Bonds
Food
Post Holdings, Inc.
5.50%, due 12/15/29 (c)	$ 5,000,000	$ 4,726,300
Simmons Foods, Inc.
4.625%, due 3/1/29 (c)	19,590,000	17,884,886
TreeHouse Foods, Inc.
4.00%, due 9/1/28	13,600,000	11,832,000
United Natural Foods, Inc.
6.75%, due 10/15/28 (c)	14,968,000	15,061,550
		175,390,281
Food Service 0.2%
Aramark Services, Inc.
6.375%, due 5/1/25 (c)	26,315,000	26,363,420
Forest Products & Paper 0.8%
Glatfelter Corp.
4.75%, due 11/15/29 (c)	9,550,000	6,505,938
Mercer International, Inc.
5.125%, due 2/1/29	37,710,000	35,305,987
5.50%, due 1/15/26	2,585,000	2,510,113
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25 (a)	36,120,000	40,210,632
		84,532,670
Gas 0.7%
AmeriGas Partners LP
5.625%, due 5/20/24	20,106,000	20,310,469
5.75%, due 5/20/27	13,560,000	13,654,920
5.875%, due 8/20/26	25,075,000	25,402,981
Rockpoint Gas Storage Canada Ltd.
7.00%, due 3/31/23 (c)	19,230,000	19,207,885
		78,576,255
Hand & Machine Tools 0.1%
Werner FinCo LP
8.75%, due 7/15/25 (c)	13,030,000	11,596,700
Healthcare-Products 1.1%
Garden Spinco Corp.
8.625%, due 7/20/30 (c)	13,800,000	14,490,414
Hologic, Inc. (c)
3.25%, due 2/15/29	31,100,000	28,183,909
4.625%, due 2/1/28	10,205,000	9,961,611
Teleflex, Inc.
4.25%, due 6/1/28 (c)	43,155,000	40,678,975
4.625%, due 11/15/27	5,000,000	4,917,350

	Principal Amount	Value
Corporate Bonds
Healthcare-Products
Varex Imaging Corp.
7.875%, due 10/15/27 (c)	$ 16,202,000	$ 16,161,495
		114,393,754
Healthcare-Services 5.2%
Acadia Healthcare Co., Inc. (c)
5.00%, due 4/15/29	8,000,000	7,752,400
5.50%, due 7/1/28	8,950,000	8,837,677
Catalent Pharma Solutions, Inc. (c)
3.125%, due 2/15/29	27,560,000	24,425,050
3.50%, due 4/1/30	11,155,000	9,978,873
5.00%, due 7/15/27	15,395,000	15,407,162
Centene Corp.
3.00%, due 10/15/30	23,000,000	20,528,420
3.375%, due 2/15/30	5,000,000	4,543,813
4.625%, due 12/15/29	15,070,000	14,862,787
CHS/Community Health Systems, Inc.
5.25%, due 5/15/30 (c)	13,100,000	11,004,000
DaVita, Inc. (c)
3.75%, due 2/15/31	9,000,000	6,840,000
4.625%, due 6/1/30	12,480,000	10,233,600
Encompass Health Corp.
4.50%, due 2/1/28	25,720,000	23,796,144
4.625%, due 4/1/31	8,200,000	7,361,632
4.75%, due 2/1/30	23,390,000	21,574,000
HCA, Inc.
3.50%, due 9/1/30	20,920,000	19,089,291
5.25%, due 4/15/25	7,000,000	7,130,652
5.375%, due 2/1/25	26,525,000	27,056,224
5.375%, due 9/1/26	4,170,000	4,301,355
5.625%, due 9/1/28	11,000,000	11,401,610
5.875%, due 2/15/26	25,000,000	25,827,250
5.875%, due 2/1/29	4,565,000	4,777,364
7.50%, due 11/6/33	44,975,000	51,444,654
7.58%, due 9/15/25	11,020,000	11,959,455
7.69%, due 6/15/25	31,650,000	33,991,467
8.36%, due 4/15/24	4,524,000	4,795,440
IQVIA, Inc. (c)
5.00%, due 10/15/26	30,113,000	29,990,755
5.00%, due 5/15/27	5,000,000	5,008,075
Legacy LifePoint Health LLC
6.75%, due 4/15/25 (c)	9,190,000	8,998,288
LifePoint Health, Inc.
5.375%, due 1/15/29 (c)	17,978,000	13,871,825
ModivCare Escrow Issuer, Inc.
5.00%, due 10/1/29 (c)	19,500,000	17,842,500
ModivCare, Inc.
5.875%, due 11/15/25 (c)	8,410,000	8,204,504

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
Molina Healthcare, Inc. (c)
3.875%, due 11/15/30	$ 13,500,000	$ 12,471,555
3.875%, due 5/15/32	10,300,000	9,463,434
4.375%, due 6/15/28	6,335,000	6,097,438
RegionalCare Hospital Partners Holdings, Inc.
9.75%, due 12/1/26 (c)	35,490,000	33,360,600
Select Medical Corp.
6.25%, due 8/15/26 (c)	7,000,000	7,009,100
Tenet Healthcare Corp.
6.125%, due 6/15/30 (c)	14,000,000	14,141,680
		555,380,074
Holding Companies-Diversified 0.4%
Stena International SA (c)
5.75%, due 3/1/24	5,000,000	4,774,007
6.125%, due 2/1/25	34,995,000	33,503,181
		38,277,188
Home Builders 2.1%
Adams Homes, Inc.
7.50%, due 2/15/25 (c)	22,730,000	19,888,750
Ashton Woods USA LLC
6.625%, due 1/15/28 (c)	6,000,000	5,249,520
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (c)	17,360,000	15,597,092
Century Communities, Inc.
3.875%, due 8/15/29 (c)	16,245,000	13,831,391
6.75%, due 6/1/27	26,205,000	26,631,093
Installed Building Products, Inc.
5.75%, due 2/1/28 (c)	25,430,000	23,312,698
M/I Homes, Inc.
3.95%, due 2/15/30	7,950,000	6,597,392
4.95%, due 2/1/28	7,500,000	6,905,784
Meritage Homes Corp.
3.875%, due 4/15/29 (c)	22,415,000	19,747,901
5.125%, due 6/6/27	8,515,000	8,322,311
Picasso Finance Sub, Inc.
6.125%, due 6/15/25 (c)	17,550,000	17,777,711
Shea Homes LP (c)
4.75%, due 2/15/28	26,925,000	22,569,760
4.75%, due 4/1/29	9,875,000	8,046,079
STL Holding Co. LLC
7.50%, due 2/15/26 (c)	12,000,000	10,620,000
Winnebago Industries, Inc.
6.25%, due 7/15/28 (c)	20,445,000	19,512,912
		224,610,394

	Principal Amount	Value
Corporate Bonds
Household Products & Wares 0.2%
Central Garden & Pet Co.
4.125%, due 10/15/30	$ 9,950,000	$ 8,625,887
4.125%, due 4/30/31 (c)	10,000,000	8,609,400
Spectrum Brands, Inc.
5.75%, due 7/15/25	7,787,000	7,749,785
		24,985,072
Housewares 0.2%
Newell Brands, Inc.
4.875%, due 6/1/25	5,035,000	5,085,350
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	13,500,000	11,137,500
4.375%, due 2/1/32	5,430,000	4,452,600
4.50%, due 10/15/29	2,500,000	2,137,500
		22,812,950
Insurance 0.9%
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (c)	11,800,000	10,094,534
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	5,435,000	6,081,473
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (c)	14,850,000	15,242,045
MGIC Investment Corp.
5.25%, due 8/15/28	21,175,000	20,380,937
NMI Holdings, Inc.
7.375%, due 6/1/25 (c)	16,000,000	16,201,760
Ryan Specialty Group LLC
4.375%, due 2/1/30 (c)	6,500,000	5,866,250
USI, Inc.
6.875%, due 5/1/25 (c)	25,170,000	24,563,089
		98,430,088
Internet 1.9%
Cars.com, Inc.
6.375%, due 11/1/28 (c)	21,200,000	18,411,352
Netflix, Inc.
4.875%, due 4/15/28	10,131,000	10,058,867
4.875%, due 6/15/30 (c)	6,000,000	5,918,970
5.375%, due 11/15/29 (c)	8,430,000	8,467,556
5.75%, due 3/1/24	24,961,000	25,553,515
5.875%, due 2/15/25	7,411,000	7,670,444
5.875%, due 11/15/28	32,450,000	33,663,630
Northwest Fiber LLC
4.75%, due 4/30/27 (c)	5,500,000	4,776,943
Uber Technologies, Inc. (c)
6.25%, due 1/15/28	4,125,000	4,057,061
7.50%, due 5/15/25	12,075,000	12,264,258
7.50%, due 9/15/27	23,710,000	24,006,375

	Principal Amount	Value
Corporate Bonds
Internet
VeriSign, Inc.
4.75%, due 7/15/27	$ 19,419,000	$ 19,296,938
5.25%, due 4/1/25	26,661,000	27,218,456
		201,364,365
Investment Companies 1.4%
Ares Capital Corp.
4.20%, due 6/10/24	2,500,000	2,481,163
Compass Group Diversified Holdings LLC (c)
5.00%, due 1/15/32	12,250,000	9,401,875
5.25%, due 4/15/29	34,750,000	30,667,570
FS Energy and Power Fund
7.50%, due 8/15/23 (c)	84,732,000	85,464,508
Icahn Enterprises LP
5.25%, due 5/15/27	13,705,000	13,155,704
6.25%, due 5/15/26	12,770,000	12,695,424
		153,866,244
Iron & Steel 1.2%
Allegheny Ludlum LLC
6.95%, due 12/15/25	22,688,000	22,574,560
Big River Steel LLC
6.625%, due 1/31/29 (c)	29,600,000	30,315,876
Mineral Resources Ltd. (c)
8.00%, due 11/1/27	8,450,000	8,585,411
8.125%, due 5/1/27	49,640,000	49,297,968
8.50%, due 5/1/30	12,500,000	12,656,250
		123,430,065
Leisure Time 2.0%
Carnival Corp. (c)
4.00%, due 8/1/28	38,000,000	33,155,000
5.75%, due 3/1/27	68,855,000	55,191,069
6.00%, due 5/1/29	31,200,000	24,019,008
7.625%, due 3/1/26	14,160,000	12,181,211
9.875%, due 8/1/27	31,843,000	32,995,239
10.50%, due 2/1/26	29,445,000	30,917,839
Royal Caribbean Cruises Ltd. (c)
5.375%, due 7/15/27	12,400,000	9,610,000
5.50%, due 4/1/28	20,000,000	14,985,800
		213,055,166
Lodging 1.9%
Boyd Gaming Corp.
4.75%, due 12/1/27	38,570,000	37,061,527
4.75%, due 6/15/31 (c)	47,500,000	43,710,925
Hilton Domestic Operating Co., Inc.
3.75%, due 5/1/29 (c)	5,000,000	4,537,500
4.00%, due 5/1/31 (c)	37,340,000	33,517,878

	Principal Amount	Value
Corporate Bonds
Lodging
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	$ 24,850,000	$ 24,135,563
5.375%, due 5/1/25 (c)	5,000,000	5,000,000
5.75%, due 5/1/28 (c)	12,500,000	12,572,795
Hyatt Hotels Corp. (g)
5.625%, due 4/23/25	7,715,000	7,867,332
6.00%, due 4/23/30	8,095,000	8,332,575
Marriott International, Inc.
Series GG
3.50%, due 10/15/32	9,200,000	8,211,611
Series FF
4.625%, due 6/15/30	3,000,000	2,935,679
Station Casinos LLC (c)
4.50%, due 2/15/28	7,000,000	6,350,610
4.625%, due 12/1/31	5,000,000	4,363,900
		198,597,895
Machinery—Construction & Mining 0.3%
Terex Corp.
5.00%, due 5/15/29 (c)	7,000,000	6,246,660
Vertiv Group Corp.
4.125%, due 11/15/28 (c)	29,985,000	26,536,725
		32,783,385
Machinery-Diversified 0.5%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (h)(i)	9,200,000	92,000
Stevens Holding Co., Inc.
6.125%, due 10/1/26 (c)	16,258,000	15,977,387
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (c)	11,626,000	10,521,530
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (c)	25,000,000	24,000,000
		50,590,917
Media 5.4%
Block Communications, Inc.
4.875%, due 3/1/28 (c)	15,000,000	13,162,500
Cable One, Inc.
4.00%, due 11/15/30 (c)	37,800,000	33,594,750
CCO Holdings LLC
4.25%, due 2/1/31 (c)	36,815,000	31,937,012
4.25%, due 1/15/34 (c)	27,050,000	22,344,247
4.50%, due 8/15/30 (c)	42,430,000	37,716,876
4.50%, due 5/1/32	42,900,000	37,090,053
4.50%, due 6/1/33 (c)	14,500,000	12,252,500
4.75%, due 3/1/30 (c)	31,835,000	28,969,850
5.00%, due 2/1/28 (c)	22,000,000	21,230,000
5.125%, due 5/1/27 (c)	41,225,000	40,377,826

	Principal Amount	Value
Corporate Bonds
Media
CCO Holdings LLC
5.375%, due 6/1/29 (c)	$ 13,495,000	$ 12,860,060
CSC Holdings LLC (c)
5.75%, due 1/15/30	23,900,000	19,299,967
6.50%, due 2/1/29	7,000,000	6,766,200
Diamond Sports Group LLC
6.625%, due 8/15/27 (c)	7,000,000	647,500
DIRECTV Financing LLC
5.875%, due 8/15/27 (c)	34,000,000	31,674,060
DISH DBS Corp.
7.75%, due 7/1/26	18,675,000	15,490,913
LCPR Senior Secured Financing DAC (c)
5.125%, due 7/15/29	12,100,000	10,616,146
6.75%, due 10/15/27	48,312,000	46,900,440
News Corp. (c)
3.875%, due 5/15/29	42,070,000	38,805,789
5.125%, due 2/15/32	11,110,000	10,610,050
Sirius XM Radio, Inc. (c)
3.125%, due 9/1/26	3,000,000	2,827,710
3.875%, due 9/1/31	12,380,000	10,770,600
4.00%, due 7/15/28	2,970,000	2,759,130
5.00%, due 8/1/27	8,000,000	7,934,160
5.50%, due 7/1/29	11,590,000	11,387,175
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (a)(i)(j)(k)	20,000,000	18,650,000
Videotron Ltd.
5.375%, due 6/15/24 (c)	17,850,000	17,916,937
Virgin Media Finance plc
5.00%, due 7/15/30 (c)	16,025,000	13,575,659
VZ Secured Financing BV
5.00%, due 1/15/32 (c)	22,545,000	20,105,856
		578,273,966
Metal Fabricate & Hardware 0.3%
Advanced Drainage Systems, Inc. (c)
5.00%, due 9/30/27	18,315,000	17,948,700
6.375%, due 6/15/30	12,615,000	12,711,694
Park-Ohio Industries, Inc.
6.625%, due 4/15/27	3,500,000	2,791,250
		33,451,644
Mining 1.7%
Arconic Corp.
6.00%, due 5/15/25 (c)	8,695,000	8,758,312
Century Aluminum Co.
7.50%, due 4/1/28 (c)	26,575,000	23,621,189
Compass Minerals International, Inc. (c)
4.875%, due 7/15/24	7,000,000	6,493,964

	Principal Amount	Value
Corporate Bonds
Mining
Compass Minerals International, Inc. (c)
6.75%, due 12/1/27	$ 31,535,000	$ 30,313,019
Constellium SE
3.75%, due 4/15/29 (c)	8,700,000	7,416,750
First Quantum Minerals Ltd. (c)
6.875%, due 10/15/27	10,000,000	9,525,000
7.50%, due 4/1/25	5,000,000	4,978,350
IAMGOLD Corp.
5.75%, due 10/15/28 (c)	30,425,000	17,643,457
Novelis Corp. (c)
3.25%, due 11/15/26	22,500,000	20,937,600
3.875%, due 8/15/31	24,845,000	21,242,475
4.75%, due 1/30/30	31,800,000	29,416,113
		180,346,229
Miscellaneous—Manufacturing 1.0%
Amsted Industries, Inc. (c)
4.625%, due 5/15/30	2,100,000	1,871,100
5.625%, due 7/1/27	24,395,000	23,682,422
EnPro Industries, Inc.
5.75%, due 10/15/26	21,784,000	21,577,270
FXI Holdings, Inc. (c)
7.875%, due 11/1/24	1,195,000	1,030,688
12.25%, due 11/15/26	13,770,000	12,186,450
Hillenbrand, Inc.
5.00%, due 9/15/26 (g)	5,000,000	4,860,450
5.75%, due 6/15/25	7,000,000	7,122,500
LSB Industries, Inc.
6.25%, due 10/15/28 (c)	31,805,000	28,849,997
		101,180,877
Office Furnishings 0.1%
Interface, Inc.
5.50%, due 12/1/28 (c)	16,952,000	14,917,760
Oil & Gas 6.1%
Ascent Resources Utica Holdings LLC (c)
7.00%, due 11/1/26	14,500,000	14,121,840
9.00%, due 11/1/27	11,295,000	13,681,607
California Resources Corp.
7.125%, due 2/1/26 (c)	11,000,000	10,968,760
Centennial Resource Production LLC (c)
5.375%, due 1/15/26	18,867,000	17,289,907
6.875%, due 4/1/27	23,400,000	22,305,542
Chevron USA, Inc.
3.85%, due 1/15/28	5,560,000	5,692,535
3.90%, due 11/15/24	4,000,000	4,054,160

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Civitas Resources, Inc.
5.00%, due 10/15/26 (c)	$ 5,500,000	$ 5,166,150
Colgate Energy Partners III LLC
7.75%, due 2/15/26 (c)	20,645,000	20,254,500
Comstock Resources, Inc.
6.75%, due 3/1/29 (c)	8,080,000	7,999,200
Earthstone Energy Holdings LLC
8.00%, due 4/15/27 (c)	2,000,000	1,910,620
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (c)	38,705,000	37,826,396
EQT Corp.
6.625%, due 2/1/25 (g)	16,399,000	17,074,967
Gulfport Energy Corp.
8.00%, due 5/17/26	1,362,721	1,369,303
8.00%, due 5/17/26 (c)	30,637,302	30,785,280
Gulfport Energy Operating Corp. Escrow Claim Shares (h)(j)(k)
6.00%, due 10/15/24	50,754,000	—
6.375%, due 5/15/25	24,354,000	—
6.375%, due 1/15/26	11,915,000	—
6.625%, due 5/1/23	17,072,000	—
Hilcorp Energy I LP (c)
5.75%, due 2/1/29	5,000,000	4,562,500
6.00%, due 4/15/30	8,000,000	7,260,000
6.00%, due 2/1/31	4,395,000	4,025,556
6.25%, due 4/15/32	8,750,000	7,880,709
Laredo Petroleum, Inc.
7.75%, due 7/31/29 (c)	16,330,000	15,513,500
Marathon Oil Corp.
4.40%, due 7/15/27	6,825,000	6,800,505
6.80%, due 3/15/32	5,000,000	5,539,569
Matador Resources Co.
5.875%, due 9/15/26	25,545,000	25,992,037
Moss Creek Resources Holdings, Inc.
7.50%, due 1/15/26 (c)	9,465,000	8,611,446
Murphy Oil Corp.
6.875%, due 8/15/24	511,000	511,927
Occidental Petroleum Corp.
5.55%, due 3/15/26	30,505,000	31,343,887
5.875%, due 9/1/25	6,000,000	6,112,500
6.125%, due 1/1/31	3,000,000	3,215,040
6.375%, due 9/1/28	6,635,000	7,110,343
6.45%, due 9/15/36	6,850,000	7,618,091
6.625%, due 9/1/30	7,270,000	8,065,302
6.95%, due 7/1/24	13,950,000	14,639,130
7.15%, due 5/15/28	4,000,000	4,265,079
Parkland Corp. (c)
4.50%, due 10/1/29	14,985,000	13,154,882
4.625%, due 5/1/30	14,000,000	12,527,200

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Parkland Corp. (c)
5.875%, due 7/15/27	$ 12,025,000	$ 11,724,375
PDC Energy, Inc.
6.125%, due 9/15/24	11,454,000	11,397,422
Penn Virginia Holdings LLC
9.25%, due 8/15/26 (c)	6,600,000	6,501,000
Rockcliff Energy II LLC
5.50%, due 10/15/29 (c)	31,315,000	30,249,351
Southwestern Energy Co.
4.75%, due 2/1/32	3,000,000	2,797,500
5.375%, due 3/15/30	15,330,000	15,083,724
5.95%, due 1/23/25 (g)	3,504,000	3,546,521
7.75%, due 10/1/27	2,500,000	2,607,250
Sunoco LP
6.00%, due 4/15/27	19,965,000	19,864,077
Talos Production, Inc.
12.00%, due 1/15/26	81,465,000	86,760,225
Transocean Guardian Ltd.
5.875%, due 1/15/24 (c)	7,113,320	6,793,220
Transocean Pontus Ltd.
6.125%, due 8/1/25 (c)	4,148,175	3,878,544
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (c)	24,337,500	22,329,656
Transocean Sentry Ltd.
5.375%, due 5/15/23 (c)	9,341,819	8,898,083
Viper Energy Partners LP
5.375%, due 11/1/27 (c)	9,425,000	9,199,384
		646,880,302
Oil & Gas Services 0.7%
Bristow Group, Inc.
6.875%, due 3/1/28 (c)	30,000,000	26,630,848
Nine Energy Service, Inc.
8.75%, due 11/1/23 (c)	36,055,000	22,714,650
Weatherford International Ltd. (c)
6.50%, due 9/15/28	13,845,000	13,172,964
8.625%, due 4/30/30	14,595,000	13,198,259
		75,716,721
Packaging & Containers 0.4%
ARD Finance SA
6.50% (6.50% Cash or 7.25% PIK), due 6/30/27 (b)(c)	13,208,936	9,996,259
Cascades, Inc. (c)
5.125%, due 1/15/26	11,306,000	10,538,469
5.375%, due 1/15/28	23,385,000	21,035,330
		41,570,058

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals 2.7%
180 Medical, Inc.
3.875%, due 10/15/29 (c)	$ 20,670,000	$ 18,791,373
Bausch Health Americas, Inc. (c)
8.50%, due 1/31/27	11,915,000	7,525,514
9.25%, due 4/1/26	14,000,000	9,730,000
Bausch Health Cos., Inc. (c)
5.00%, due 1/30/28	8,815,000	4,693,987
5.25%, due 1/30/30	2,000,000	1,027,680
5.25%, due 2/15/31	2,140,000	1,097,178
6.25%, due 2/15/29	9,000,000	4,803,390
7.00%, due 1/15/28	7,000,000	3,875,410
7.25%, due 5/30/29	5,000,000	2,714,250
BellRing Brands, Inc.
7.00%, due 3/15/30 (c)	17,280,000	16,718,400
Cheplapharm Arzneimittel GmbH
5.50%, due 1/15/28 (c)	4,000,000	3,630,000
Jazz Securities DAC
4.375%, due 1/15/29 (c)	46,240,000	44,522,184
Organon & Co. (c)
4.125%, due 4/30/28	34,700,000	32,808,850
5.125%, due 4/30/31	23,000,000	21,533,750
Owens & Minor, Inc. (c)
4.50%, due 3/31/29	20,355,000	18,295,057
6.625%, due 4/1/30	17,660,000	17,662,826
Par Pharmaceutical, Inc.
7.50%, due 4/1/27 (c)	32,101,000	25,867,949
Prestige Brands, Inc. (c)
3.75%, due 4/1/31	30,125,000	25,907,500
5.125%, due 1/15/28	25,650,000	24,752,250
		285,957,548
Pipelines 5.2%
ANR Pipeline Co.
7.375%, due 2/15/24	2,555,000	2,676,647
Antero Midstream Partners LP (c)
5.375%, due 6/15/29	2,500,000	2,442,238
5.75%, due 3/1/27	4,000,000	3,981,100
5.75%, due 1/15/28	8,000,000	7,855,240
Cheniere Energy Partners LP
4.00%, due 3/1/31	25,000,000	23,229,750
CNX Midstream Partners LP
4.75%, due 4/15/30 (c)	4,000,000	3,448,080
Crestwood Midstream Partners LP
8.00%, due 4/1/29 (c)	6,500,000	6,425,770
DT Midstream, Inc. (c)
4.125%, due 6/15/29	5,000,000	4,628,800
4.375%, due 6/15/31	11,195,000	10,047,512

	Principal Amount	Value
Corporate Bonds
Pipelines
Energy Transfer LP
4.40%, due 3/15/27	$ 14,700,000	$ 14,547,703
4.95%, due 5/15/28	16,610,000	16,594,716
EQM Midstream Partners LP (c)
4.50%, due 1/15/29	7,705,000	6,895,975
4.75%, due 1/15/31	11,005,000	9,941,917
6.00%, due 7/1/25	4,497,000	4,463,497
6.50%, due 7/1/27	8,900,000	8,918,423
7.50%, due 6/1/27	5,000,000	5,109,525
7.50%, due 6/1/30	4,935,000	5,078,732
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (c)	20,100,000	20,150,250
Genesis Energy LP
6.25%, due 5/15/26	13,670,000	12,669,083
7.75%, due 2/1/28	19,925,000	19,223,640
8.00%, due 1/15/27	23,870,000	23,392,600
Harvest Midstream I LP
7.50%, due 9/1/28 (c)	26,675,000	25,483,161
Hess Midstream Operations LP
5.625%, due 2/15/26 (c)	1,000,000	996,250
Holly Energy Partners LP (c)
5.00%, due 2/1/28	9,870,000	9,100,687
6.375%, due 4/15/27	5,625,000	5,569,341
ITT Holdings LLC
6.50%, due 8/1/29 (c)	16,430,000	14,119,203
MPLX LP
4.875%, due 12/1/24	12,000,000	12,199,972
New Fortress Energy, Inc.
6.50%, due 9/30/26 (c)	8,555,000	8,102,013
NGL Energy Operating LLC
7.50%, due 2/1/26 (c)	12,560,000	11,474,439
NGPL PipeCo LLC (c)
4.875%, due 8/15/27	12,555,000	12,579,332
7.768%, due 12/15/37	5,000,000	5,586,607
NuStar Logistics LP
5.75%, due 10/1/25	3,000,000	2,914,800
6.00%, due 6/1/26	15,000,000	14,745,150
PBF Logistics LP
6.875%, due 5/15/23	6,050,000	6,055,657
Plains All American Pipeline LP
Series B
6.125%, due 11/15/22 (a)(f)(l)	45,303,000	34,377,134
Rockies Express Pipeline LLC (c)
3.60%, due 5/15/25	7,000,000	6,492,500
4.80%, due 5/15/30	15,220,000	12,784,800
Ruby Pipeline LLC
8.00%, due 4/1/22 (c)(h)(m)	54,771,242	45,733,987

	Principal Amount	Value
Corporate Bonds
Pipelines
Summit Midstream Holdings LLC
8.50%, due 10/15/26 (c)	$ 29,715,000	$ 28,351,527
Tallgrass Energy Partners LP (c)
5.50%, due 1/15/28	3,350,000	3,042,068
6.00%, due 3/1/27	19,000,000	17,650,831
7.50%, due 10/1/25	8,500,000	8,517,783
Targa Resources Partners LP
5.00%, due 1/15/28	6,320,000	6,207,567
6.50%, due 7/15/27	5,116,000	5,256,434
TransMontaigne Partners LP
6.125%, due 2/15/26	25,447,000	21,622,061
Western Midstream Operating LP
4.65%, due 7/1/26	5,000,000	4,963,200
4.75%, due 8/15/28	12,000,000	11,726,880
5.75%, due 2/1/50 (g)	3,000,000	2,683,815
		550,058,397
Real Estate 0.8%
Howard Hughes Corp. (The) (c)
4.125%, due 2/1/29	10,000,000	8,601,861
4.375%, due 2/1/31	8,500,000	7,197,929
Newmark Group, Inc.
6.125%, due 11/15/23	43,914,000	44,142,886
Realogy Group LLC
5.25%, due 4/15/30 (c)	24,850,000	19,820,360
		79,763,036
Real Estate Investment Trusts 2.5%
CTR Partnership LP
3.875%, due 6/30/28 (c)	12,425,000	10,978,233
GLP Capital LP
5.25%, due 6/1/25	10,000,000	9,912,526
5.30%, due 1/15/29	14,080,000	13,902,381
5.375%, due 11/1/23	6,000,000	5,986,980
5.375%, due 4/15/26	5,620,000	5,577,513
Host Hotels & Resorts LP
Series I
3.50%, due 9/15/30	10,650,000	9,234,509
MPT Operating Partnership LP
5.00%, due 10/15/27	21,025,000	20,236,562
5.25%, due 8/1/26	5,500,000	5,383,125
RHP Hotel Properties LP
4.50%, due 2/15/29 (c)	11,255,000	10,263,259
4.75%, due 10/15/27	28,050,000	27,068,250
SBA Communications Corp.
3.125%, due 2/1/29	8,500,000	7,437,500
3.875%, due 2/15/27	1,800,000	1,715,112

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
VICI Properties LP (c)
3.875%, due 2/15/29	$ 39,500,000	$ 36,063,105
4.625%, due 6/15/25	15,000,000	14,558,960
5.625%, due 5/1/24	63,960,000	63,988,782
5.75%, due 2/1/27	26,800,000	26,686,904
		268,993,701
Retail 5.1%
1011778 B.C. Unlimited Liability Co. (c)
3.50%, due 2/15/29	9,305,000	8,476,669
3.875%, due 1/15/28	26,885,000	24,863,525
4.00%, due 10/15/30	55,052,000	47,895,240
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	23,137,000	21,171,694
4.625%, due 11/15/29 (c)	13,005,000	11,478,473
4.75%, due 3/1/30	16,525,000	14,407,734
5.00%, due 2/15/32 (c)	10,005,000	8,737,817
CEC Entertainment LLC
6.75%, due 5/1/26 (c)	16,350,000	15,287,250
Dave & Buster's, Inc.
7.625%, due 11/1/25 (c)	9,240,000	9,304,546
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (c)	16,250,000	14,534,163
Ken Garff Automotive LLC
4.875%, due 9/15/28 (c)	25,535,000	21,059,594
KFC Holding Co.
4.75%, due 6/1/27 (c)	18,287,000	18,328,054
LCM Investments Holdings II LLC
4.875%, due 5/1/29 (c)	45,870,000	39,195,785
Lithia Motors, Inc. (c)
3.875%, due 6/1/29	3,000,000	2,669,262
4.375%, due 1/15/31	5,000,000	4,537,500
Murphy Oil USA, Inc.
4.75%, due 9/15/29	7,500,000	7,255,275
5.625%, due 5/1/27	10,417,000	10,259,391
NMG Holding Co., Inc.
7.125%, due 4/1/26 (c)	74,135,000	72,548,511
Papa John's International, Inc.
3.875%, due 9/15/29 (c)	16,284,000	14,246,151
Patrick Industries, Inc. (c)
4.75%, due 5/1/29	6,760,000	5,260,564
7.50%, due 10/15/27	21,040,000	19,492,192
Sonic Automotive, Inc. (c)
4.625%, due 11/15/29	11,890,000	10,104,954
4.875%, due 11/15/31	10,000,000	8,150,000
Ultra Resources, Inc. Escrow Claim Shares
6.875%, due 4/15/22 (a)(h)(j)(k)	28,880,000	—

	Principal Amount	Value
Corporate Bonds
Retail
Yum! Brands, Inc.
3.625%, due 3/15/31	$ 40,870,000	$ 36,986,124
4.625%, due 1/31/32	40,600,000	38,587,052
4.75%, due 1/15/30 (c)	33,885,000	32,949,774
5.375%, due 4/1/32	30,000,000	29,625,000
		547,412,294
Software 4.0%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (c)	9,284,000	9,085,230
Camelot Finance SA
4.50%, due 11/1/26 (c)	15,990,000	15,296,194
Change Healthcare Holdings LLC
5.75%, due 3/1/25 (c)	11,972,000	11,914,175
Clarivate Science Holdings Corp. (c)
3.875%, due 7/1/28	22,949,000	20,883,590
4.875%, due 7/1/29	45,550,000	40,311,750
CWT Travel Group, Inc.
8.50%, due 11/19/26 (c)	8,513,374	7,853,587
Fair Isaac Corp. (c)
4.00%, due 6/15/28	5,000,000	4,663,484
5.25%, due 5/15/26	12,250,000	12,498,185
Minerva Merger Sub, Inc.
6.50%, due 2/15/30 (c)	23,500,000	21,267,500
MSCI, Inc. (c)
3.25%, due 8/15/33	23,000,000	19,925,574
3.625%, due 9/1/30	28,125,000	25,678,125
3.625%, due 11/1/31	27,375,000	24,369,887
3.875%, due 2/15/31	44,255,000	40,276,918
4.00%, due 11/15/29	34,330,000	32,346,413
Open Text Corp. (c)
3.875%, due 2/15/28	17,385,000	15,993,526
3.875%, due 12/1/29	14,100,000	12,692,044
Open Text Holdings, Inc. (c)
4.125%, due 2/15/30	30,047,000	27,769,287
4.125%, due 12/1/31	7,500,000	6,676,156
PTC, Inc. (c)
3.625%, due 2/15/25	11,000,000	10,724,450
4.00%, due 2/15/28	35,619,000	33,783,928
SS&C Technologies, Inc.
5.50%, due 9/30/27 (c)	22,995,000	22,650,535
Veritas US, Inc.
7.50%, due 9/1/25 (c)	11,000,000	9,284,840
		425,945,378
Telecommunications 4.0%
Connect Finco SARL
6.75%, due 10/1/26 (c)	54,590,000	53,390,658

	Principal Amount	Value
Corporate Bonds
Telecommunications
Hughes Satellite Systems Corp.
5.25%, due 8/1/26	$ 8,000,000	$ 8,117,600
6.625%, due 8/1/26	16,775,000	16,334,656
Level 3 Financing, Inc.
5.375%, due 5/1/25	31,477,000	31,519,494
Quebecor Media, Inc.
5.75%, due 1/15/23	20,170,000	20,245,637
Sprint Capital Corp.
6.875%, due 11/15/28	104,520,000	117,323,700
Sprint Corp.
7.875%, due 9/15/23	46,900,000	48,626,389
Switch Ltd.
3.75%, due 9/15/28 (c)	18,195,000	18,200,822
T-Mobile US, Inc.
2.625%, due 2/15/29	9,690,000	8,672,550
2.875%, due 2/15/31	34,390,000	30,435,150
4.75%, due 2/1/28	38,055,000	37,984,218
5.375%, due 4/15/27	33,000,000	33,409,643
		424,260,517
Toys, Games & Hobbies 0.3%
Mattel, Inc. (c)
3.375%, due 4/1/26	5,000,000	4,741,625
3.75%, due 4/1/29	10,000,000	9,237,500
5.875%, due 12/15/27	19,775,000	20,219,937
		34,199,062
Transportation 0.6%
Seaspan Corp.
5.50%, due 8/1/29 (c)	18,315,000	14,331,487
Watco Cos. LLC
6.50%, due 6/15/27 (c)	47,150,000	45,131,037
		59,462,524
Total Corporate Bonds (Cost $9,733,357,558)		9,118,135,833
Loan Assignments 2.9%
Automobile 0.1%
Dealer Tire LLC
Term Loan B1
6.622% (1 Month LIBOR + 4.25%), due 1/1/38 (e)	10,913,272	10,647,261
Beverage, Food & Tobacco 0.1%
United Natural Foods, Inc.
Initial Term Loan
5.691% (1 Month LIBOR + 3.25%), due 10/22/25 (e)	12,793,288	12,610,267

	Principal Amount	Value
Loan Assignments
Electronics 0.1%
Camelot U.S. Acquisition 1 Co. (e)
Initial Term Loan
5.372% (1 Month LIBOR + 3.00%), due 10/30/26	$ 4,844,912	$ 4,717,733
Amendment No. 2 Incremental Term Loan
5.372% (1 Month LIBOR + 3.00%), due 10/30/26	4,925,000	4,795,719
		9,513,452
Finance 0.1%
Truck Hero, Inc.
Initial Term Loan
5.872% (1 Month LIBOR + 3.50%), due 1/31/28 (e)	8,810,777	7,948,581
Healthcare, Education & Childcare 0.3%
LifePoint Health, Inc.
First Lien Term Loan B
6.122% (1 Month LIBOR + 3.75%), due 11/16/25 (e)	22,303,924	21,016,809
Organon & Co.
Dollar Term Loan
4.625% (3 Month LIBOR + 3.00%), due 6/2/28 (e)	10,239,167	10,051,452
		31,068,261
Insurance 0.1%
USI, Inc.
2017 New Term Loan
5.25% (3 Month LIBOR + 3.00%), due 5/16/24 (e)	14,296,075	14,032,484
Leisure, Amusement, Motion Pictures & Entertainment 0.0% ‡
NASCAR Holdings LLC
Initial Term Loan
4.166% (1 Month LIBOR + 2.50%), due 10/19/26 (e)	3,679,894	3,597,670
Manufacturing 0.1%
Adient U.S. LLC
Term Loan B1
5.622% (1 Month LIBOR + 3.25%), due 4/10/28 (e)	10,045,632	9,731,706
Media 0.3%
DIRECTV Financing LLC
Closing Date Term Loan
7.372% (1 Month LIBOR + 5.00%), due 8/2/27 (e)	34,935,347	32,918,634
Oil & Gas 0.4%
Ascent Resources Utica Holdings LLC
Second Lien Term Loan
11.455% (3 Month LIBOR + 9.00%), due 11/1/25 (e)	9,011,000	9,499,099

	Principal Amount	Value
Loan Assignments
Oil & Gas
PetroQuest Energy LLC (a)(j)
Term Loan 9.166% - 9.872%
(9.21% PIK) (1 Month LIBOR + 7.50%), due 11/8/23 (b)(e)(k)	$ 20,543,694	$ 16,434,955
Term Loan
TBD, due 1/1/28	2,700,000	2,700,000
2020 Term Loan
8.562% (9.21% PIK), due 9/19/26 (b)	2,106,432	2,106,433
TransMontaigne Operating Co. LP
Tranche Term Loan B 5.656% - 5.662%
(1 Month LIBOR + 3.50%), due 11/17/28 (e)	12,537,000	12,056,419
		42,796,906
Retail 0.7%
Great Outdoors Group LLC
Term Loan B2
6.122% (1 Month LIBOR + 3.75%), due 3/6/28 (e)	79,904,500	72,912,856
Services: Business 0.2%
GIP II Blue Holding LP
Initial Term Loan
6.75% (3 Month LIBOR + 4.50%), due 9/29/28 (e)	11,906,752	11,609,084
Icon plc (e)
Lux Term Loan
4.563% (3 Month LIBOR + 2.25%), due 7/3/28	2,408,308	2,360,142
U.S. Term Loan
4.563% (3 Month LIBOR + 2.25%), due 7/3/28	1,664,079	1,630,797
		15,600,023
Utilities 0.4%
PG&E Corp.
Term Loan
5.375% (1 Month LIBOR + 3.00%), due 6/23/25 (e)	48,663,434	46,929,799
Total Loan Assignments (Cost $325,994,291)		310,307,900
Total Long-Term Bonds (Cost $10,171,763,608)		9,556,960,326

	Shares
Common Stocks 2.7%
Distributors 0.1%
ATD New Holdings, Inc.(n)	142,545	9,978,150
Electric Utilities 0.0% ‡
Keycon Power Holdings LLC(a)(j)(k)(n)	38,880	389

	Shares	Value
Common Stocks
Electrical Equipment 0.1%
Energy Technologies, Inc.(a)(j)(k)(n)	16,724	$ 7,525,800
Hotels, Restaurants & Leisure 0.3%
Carlson Travel, Inc. (a)(i)(n)	1,954,050	33,463,106
Carlson Travel, Inc.(i)(j)(k)(n)	25,452	—
		33,463,106
Independent Power and Renewable Electricity Producers 0.4%
GenOn Energy, Inc.(i)(j)	386,241	40,555,305
Metals & Mining 0.3%
Franco-Nevada Corp.	65,000	8,318,700
Neenah Enterprises, Inc.(a)(i)(j)(k)(n)	720,961	21,986,282
		30,304,982
Oil, Gas & Consumable Fuels 1.5%
California Resources Corp.	54,116	2,427,644
Chord Energy Corp.	108,469	13,910,065
Gulfport Energy Corp.(n)	1,202,229	110,653,157
PetroQuest Energy, Inc.(a)(j)(k)(n)	28,470,873	—
Talos Energy, Inc.(n)	2,074,193	39,305,957
		166,296,823
Software 0.0% ‡
ASG warrant Corp.(a)(j)(k)(n)	12,502	—
Total Common Stocks (Cost $299,224,962)		288,124,555
Preferred Stocks 0.3%
Electrical Equipment 0.3%
Energy Technologies Ltd. (a)(j)(k)(n)	37,258	27,384,630
Oil, Gas & Consumable Fuels 0.0% ‡
Gulfport Energy Operating Corp., 10.00%(10.00% Cash or 15.00% PIK) (a)(b)(i)(j)(k)	150	874,125
Total Preferred Stocks (Cost $35,662,837)		28,258,755
Exchange-Traded Funds 0.4%
iShares Gold Trust (n)	929,500	31,091,775
SPDR Gold Shares (n)	75,336	12,362,638
Total Exchange-Traded Funds (Cost $36,026,513)		43,454,413

	Number of Warrants	Value
Warrants 0.0% ‡
Hotels, Restaurants & Leisure 0.0% ‡
CWT Travel Holdings, Inc. (j)(k)(n)
Expires 11/19/26	169,236	$ 176,006
Expires 11/19/28	178,143	290,373
		466,379
Oil, Gas & Consumable Fuels 0.0% ‡
California Resources Corp.
Expires 10/27/24 (n)	36,093	526,958
Total Warrants (Cost $32,627,513)		993,337
Total Investments (Cost $10,575,305,433)	93.0%	9,917,791,386
Other Assets, Less Liabilities	7.0	745,237,692
Net Assets	100.0%	$ 10,663,029,078

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Illiquid security—As of July 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $238,207,566, which represented 2.2% of the Fund’s net assets.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Delayed delivery security.
(e)	Floating rate—Rate shown was the rate in effect as of July 31, 2022.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Step coupon—Rate shown was the rate in effect as of July 31, 2022.
(h)	Issue in non-accrual status.
(i)	Restricted security.
(j)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2022, the total market value was $138,684,298, which represented 1.3% of the Fund’s net assets.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2022.
(m)	Issue in default.
(n)	Non-income producing security.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
SPDR—Standard & Poor’s Depositary Receipt
TBD—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 128,516,593	$ —	$ 128,516,593
Corporate Bonds	—	9,099,485,833	18,650,000	9,118,135,833
Loan Assignments	—	293,872,945	16,434,955	310,307,900
Total Long-Term Bonds	—	9,521,875,371	35,084,955	9,556,960,326
Common Stocks	174,615,523	83,996,561	29,512,471	288,124,555
Preferred Stocks	—	—	28,258,755	28,258,755
Exchange-Traded Funds	43,454,413	—	—	43,454,413
Warrants	526,958	—	466,379	993,337
Total Investments in Securities	$ 218,596,894	$ 9,605,871,932	$ 93,322,560	$ 9,917,791,386

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of October 31, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2022
Long-Term Bonds
Corporate Bonds	$33,482,860	$139,521	$2,343,650	$(9,070,268)	$—	$(13,970,988)	$5,725,225	$—	$18,650,000	$(7,108,781)
Loan Assignments	15,403,582	—	—	(257,841)	1,289,214	—	—	—	16,434,955	(257,841)
Common Stocks	38,106,199	—	(2,712,223)	(5,881,505)	—	—	—	—	29,512,471	(8,593,727)
Preferred Stocks	28,621,936	—	—	(368,181)	5,000	—	—	—	28,258,755	(368,181)
Warrants	—	—	—	(32,146,697)	32,613,076	—	—	—	466,379	(32,146,697)
Total	$115,614,577	$139,521	$(368,573)	$(47,724,492)	$33,907,290	$(13,970,988)	$5,725,225	$—	$93,322,560	$(48,475,227)
As of July 31, 2022, Corporate Bonds with a market value of $5,725,225 transferred from Level 2 to Level 3 as the fair value for these Corporate Bonds utilized significant unobservable inputs. As of October 31, 2021, the fair value obtained for these Corporate Bonds utilized significant other observable inputs.

MainStay MacKay International Equity Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 95.6%
China 2.9%
Tencent Holdings Ltd. (Interactive Media & Services)	252,899	$ 9,948,483
Denmark 1.7%
Chr Hansen Holding A/S (Chemicals)	91,809	6,004,533
France 13.8%
BioMerieux (Health Care Equipment & Supplies)	42,373	4,593,376
Dassault Systemes SE (Software)	159,916	6,855,866
Edenred (IT Services)	200,099	10,284,853
Sartorius Stedim Biotech (Life Sciences Tools & Services)	26,732	10,725,916
Teleperformance (Professional Services)	45,552	15,246,262
		47,706,273
Germany 9.0%
Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	50,075	7,279,357
Deutsche Boerse AG (Capital Markets)	48,255	8,411,374
Nemetschek SE (Software)	50,025	3,323,440
Scout24 SE (Interactive Media & Services) (a)	120,199	6,846,406
Symrise AG (Chemicals)	46,011	5,341,658
		31,202,235
Hong Kong 5.3%
AIA Group Ltd. (Insurance)	452,400	4,565,986
Prudential plc (Insurance)	1,131,757	13,953,068
		18,519,054
India 4.7%
HDFC Bank Ltd. (Banks)	729,360	13,320,736
Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	101,426	3,054,654
		16,375,390
Ireland 2.4%
ICON plc (Life Sciences Tools & Services) (b)	34,560	8,337,600
Israel 3.0%
NICE Ltd., Sponsored ADR (Software) (b)	48,932	10,472,427
Italy 1.1%
Reply SpA (IT Services)	28,582	3,769,135
Japan 10.1%
Benefit One, Inc. (Professional Services)	424,900	6,890,045
JMDC, Inc. (Health Care Technology)	103,800	5,164,142
Menicon Co. Ltd. (Health Care Equipment & Supplies)	197,000	4,974,803
MonotaRO Co. Ltd. (Trading Companies & Distributors)	269,000	4,814,162
Relo Group, Inc. (Real Estate Management & Development)	330,500	5,498,710
SMS Co. Ltd. (Professional Services)	152,000	3,655,510

	Shares	Value
Common Stocks
Japan
TechnoPro Holdings, Inc. (Professional Services)	177,500	$ 4,134,750
		35,132,122
Netherlands 8.0%
Adyen NV (IT Services) (a)(b)	6,061	10,932,929
IMCD NV (Trading Companies & Distributors)	49,434	7,914,078
Koninklijke DSM NV (Chemicals)	54,434	8,723,185
		27,570,192
Sweden 4.0%
Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	815,974	9,649,650
MIPS AB (Leisure Products)	76,473	4,087,601
		13,737,251
Switzerland 8.7%
Belimo Holding AG (Registered) (Building Products)	9,537	3,915,611
Lonza Group AG (Registered) (Life Sciences Tools & Services)	17,953	10,941,302
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	113,940	15,237,196
		30,094,109
United Kingdom 12.7%
Diageo plc (Beverages)	236,729	11,251,841
Experian plc (Professional Services)	246,000	8,619,268
HomeServe plc (Commercial Services & Supplies)	526,423	7,524,956
Linde plc (Chemicals)	30,490	9,207,980
St James's Place plc (Capital Markets)	481,116	7,223,835
		43,827,880
United States 8.2%
Accenture plc, Class A (IT Services)	10,700	3,276,982
Aon plc, Class A (Insurance)	29,280	8,521,651
Globant SA (IT Services) (b)	63,789	12,709,320
STERIS plc (Health Care Equipment & Supplies)	17,423	3,931,500
		28,439,453
Total Common Stocks (Cost $302,556,686)		331,136,137
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
United States 0.3%
MainStay U.S. Government Liquidity Fund, 1.544% (c)	906,602	906,602
Total Short-Term Investment (Cost $906,602)		906,602
Total Investments (Cost $303,463,288)	95.9%	332,042,739
Other Assets, Less Liabilities	4.1	14,282,957
Net Assets	100.0%	$ 346,325,696

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Current yield as of July 31, 2022.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 611	$ 41,496	$ (41,200)	$ —	$ —	$ 907	$ 2	$ —	907
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ —	$ 9,948,483	$ —	$ 9,948,483
Denmark	—	6,004,533	—	6,004,533
France	—	47,706,273	—	47,706,273
Germany	—	31,202,235	—	31,202,235
Hong Kong	—	18,519,054	—	18,519,054
India	—	16,375,390	—	16,375,390
Italy	—	3,769,135	—	3,769,135
Japan	—	35,132,122	—	35,132,122
Netherlands	—	27,570,192	—	27,570,192
Sweden	—	13,737,251	—	13,737,251
Switzerland	15,237,196	14,856,913	—	30,094,109
United Kingdom	9,207,980	34,619,900	—	43,827,880
All Other Countries	47,249,480	—	—	47,249,480
Total Common Stocks	71,694,656	259,441,481	—	331,136,137
Short-Term Investment
Affiliated Investment Company	906,602	—	—	906,602
Total Investments in Securities	$ 72,601,258	$ 259,441,481	$ —	$ 332,042,739

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Tax Free Bond Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Principal Amount	Value
Municipal Bonds 96.2%
Long-Term Municipal Bonds 93.8%
Alabama 1.3%
Black Belt Energy Gas District, Project No.5, Revenue Bonds
Series A-1
4.00%, due 10/1/49 (a)	$ 7,000,000	$ 7,191,948
Black Belt Energy Gas District, Revenue Bonds (a)
Series D-1
4.00%, due 7/1/52	9,000,000	9,360,937
Series B-1
4.00%, due 4/1/53	4,325,000	4,412,220
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	8,860,000	9,047,653
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-1
4.00%, due 10/1/52 (a)	26,250,000	26,805,970
City of Birmingham AL, Unlimited General Obligation
Series A
5.00%, due 3/1/43	2,650,000	2,703,615
County of Jefferson AL, Sewer, Revenue Bonds, Sub. Lien
Series D
6.00%, due 10/1/42	5,160,000	5,623,303
Health Care Authority of the City of Huntsville (The), Revenue Bonds
Series B1, Insured: AGM
3.00%, due 6/1/50	6,200,000	4,876,143
Lower Alabama Gas District (The), Gas Project, Project No. 2, Revenue Bonds
4.00%, due 12/1/50 (a)	750,000	766,570
Lower Alabama Gas District (The), Revenue Bonds
Series A
5.00%, due 9/1/46	8,950,000	10,011,959
Southeast Alabama Gas Supply District (The), Project No. 2, Revenue Bonds
Series A
4.00%, due 6/1/49 (a)	1,600,000	1,633,842
Southeast Energy Authority A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (a)	5,000,000	5,056,130
University of South Alabama, Revenue Bonds
Insured: AGM
4.00%, due 11/1/35	2,000,000	2,074,498
Insured: AGM
5.00%, due 11/1/29	1,110,000	1,230,039
Insured: AGM
5.00%, due 11/1/30	2,000,000	2,206,055
		93,000,882
Alaska 0.1%
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Revenue Bonds
5.00%, due 4/1/32	3,300,000	3,339,232

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona 0.5%
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	$ 940,000	$ 949,004
City of Phoenix AZ, Unlimited General Obligation
5.00%, due 7/1/26	3,500,000	3,923,666
City of Phoenix AZ Civic Improvement Corp., Water System, Revenue Bonds, Junior Lien
Series A
5.00%, due 7/1/44	10,780,000	12,208,550
Gilbert Water Resource Municipal Property Corp., Utility System, Revenue Bonds, Senior Lien
5.00%, due 7/15/33	6,500,000	7,935,636
Maricopa County Unified School District No. 090 Saddle Mountain, Unlimited General Obligation
Insured: AGM
4.00%, due 7/1/35	6,375,000	6,821,887
Maricopa County Unified School District No. 4 Mesa, Project of 2018, Unlimited General Obligation
Series E
5.00%, due 7/1/28	1,850,000	2,153,695
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/33	4,250,000	4,729,054
		38,721,492
Arkansas 0.3%
County of Pulaski AR, Arkansas Children's Hospital, Revenue Bonds
5.00%, due 3/1/34	2,000,000	2,155,109
Little Rock School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/46	4,155,000	3,521,753
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/50	6,700,000	5,530,265
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/51	6,500,000	5,337,268
Springdale Public Facilities Board, Arkansas Children's Northwest, Inc., Revenue Bonds
5.00%, due 3/1/34	2,640,000	2,795,748
University of Arkansas, UALR Campus, Revenue Bonds
5.00%, due 10/1/29	1,315,000	1,464,186
5.00%, due 10/1/30	1,110,000	1,233,119
5.00%, due 10/1/31	1,205,000	1,333,592
		23,371,040
California 13.8%
Alameda Corridor Transportation Authority, Revenue Bonds
Series C, Insured: AGM
5.00%, due 10/1/52	5,000,000	5,462,852
Alta Loma School District, Unlimited General Obligation
Series C
4.00%, due 8/1/45	4,000,000	4,132,276
Series B
5.00%, due 8/1/44	3,500,000	3,831,359

	Principal Amount	Value
Long-Term Municipal Bonds
California
Anaheim City School District, Election of 2010, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/51	$ 9,500,000	$ 10,878,763
Antelope Valley Community College District, Election 2016, Unlimited General Obligation
Series A
4.50%, due 8/1/38	10,325,000	11,518,057
Bay Area Toll Authority, Revenue Bonds
Series S-H
5.00%, due 4/1/44	2,365,000	2,806,960
California Community Choice Financing Authority, Clean Energy Project, Green Bond, Revenue Bonds
Series B-1
4.00%, due 2/1/52 (a)	3,300,000	3,401,169
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
3.00%, due 4/1/44	2,075,000	1,634,780
Series A
4.00%, due 4/1/49	9,200,000	9,023,402
California Health Facilities Financing Authority, Cedars Sinai Health System, Revenue Bonds
Series A, Insured: BAM
3.00%, due 8/15/51	4,500,000	4,001,497
Series A, Insured: BAM
4.00%, due 8/15/48	86,550,000	88,754,281
Series A
5.00%, due 8/15/51	2,950,000	3,298,691
California Health Facilities Financing Authority, Providence St. Joseph Health Obligated Group, Revenue Bonds
Series A
4.00%, due 10/1/35	1,230,000	1,249,166
California Infrastructure & Economic Development Bank, Broad (The), Revenue Bonds
Series A
5.00%, due 6/1/26	4,500,000	5,036,161
California Infrastructure & Economic Development Bank, California State Teachers' Retirement System, Green Bond, Revenue Bonds
5.00%, due 8/1/44	8,950,000	9,853,485
California Municipal Finance Authority, Community Health System, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 2/1/41	2,500,000	2,552,728
California Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds
5.00%, due 12/1/23	405,000	419,422
5.00%, due 12/1/24	425,000	446,664
5.00%, due 12/1/25	450,000	481,295
5.00%, due 12/1/26	470,000	509,772
5.00%, due 12/1/27	495,000	543,424
5.00%, due 12/1/28	520,000	566,810
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/32	1,570,000	1,675,286
Insured: BAM
5.00%, due 5/15/32	1,500,000	1,631,377

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/36	$ 3,650,000	$ 3,921,759
Insured: BAM
5.00%, due 5/15/39	8,715,000	9,301,432
Insured: BAM
5.00%, due 5/15/43	10,650,000	11,285,880
California Public Finance Authority, Hoag Memorial Hospital Presbyterian, Revenue Bonds
Series A
4.00%, due 7/15/51	20,500,000	20,811,200
California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds
Insured: AGM
(zero coupon), due 8/1/49	15,500,000	4,002,680
California State Public Works Board, Revenue Bonds
Series C
5.00%, due 8/1/35 (b)	7,250,000	8,486,332
California State University, Systemwide, Revenue Bonds
Series C
4.00%, due 11/1/45	10,000,000	10,128,283
Series A
5.00%, due 11/1/44	23,870,000	26,976,771
Chino Valley Unified School District, Election 2016, Limited General Obligation
Series B, Insured: AGM-CR
3.375%, due 8/1/50	8,370,000	7,665,757
City & County of San Francisco CA, Certificate of Participation
Series A
4.00%, due 4/1/38	4,010,000	4,190,765
City & County of San Francisco CA, 49 South Van Ness Project, Certificate of Participation
Series A
4.00%, due 4/1/40	6,000,000	6,163,952
City of Escondido CA, Unlimited General Obligation
5.00%, due 9/1/36	4,250,000	4,561,457
City of Los Angeles CA, Department of Airports, Revenue Bonds
Series D
3.00%, due 5/15/39 (c)	4,280,000	3,795,952
Series A
4.00%, due 5/15/39 (c)	2,540,000	2,555,024
Series D
4.00%, due 5/15/51 (c)	6,000,000	5,964,082
Series E
5.00%, due 5/15/36 (c)	2,955,000	3,306,921
Series F
5.00%, due 5/15/37 (c)	2,350,000	2,583,668
Series A
5.00%, due 5/15/40	6,050,000	6,806,356
Series C
5.00%, due 5/15/44 (c)	3,785,000	4,049,364

	Principal Amount	Value
Long-Term Municipal Bonds
California
City of Los Angeles CA, Department of Airports, Revenue Bonds
Series E
5.00%, due 5/15/44 (c)	$ 8,950,000	$ 9,855,770
Series D
5.00%, due 5/15/46 (c)	17,900,000	19,638,579
City of Los Angeles CA, Department of Airports, Revenue Bonds, Senior Lien
Series C
5.00%, due 5/15/45 (c)	3,500,000	3,819,549
City of Los Angeles CA, Wastewater System, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/43	9,050,000	10,032,623
City of Sacramento CA, Transient Occupancy Tax, Revenue Bonds
Series A
5.00%, due 6/1/28	2,700,000	3,072,463
Series A
5.00%, due 6/1/29	2,915,000	3,305,279
Series A
5.00%, due 6/1/30	4,170,000	4,719,223
Series A
5.00%, due 6/1/32	2,260,000	2,538,523
Series A
5.00%, due 6/1/33	1,225,000	1,370,918
City of San Jose CA, Unlimited General Obligation
Series A
5.00%, due 9/1/45	6,400,000	7,355,646
Series A
5.00%, due 9/1/46	6,600,000	7,580,655
Coachella Valley Unified School District, Election 2005, Unlimited General Obligation
Series F, Insured: BAM
5.00%, due 8/1/46	12,930,000	13,886,723
Coast Community College District, Election 2012, Unlimited General Obligation
Series D
4.50%, due 8/1/39	13,200,000	14,944,223
Compton Unified School District, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 6/1/38	1,250,000	680,124
Series B, Insured: BAM
(zero coupon), due 6/1/39	4,855,000	2,506,874
Corona-Norco Unified School District, Election 2014, Unlimited General Obligation
Series C
4.00%, due 8/1/49	6,200,000	6,264,471
Cotati-Rohnert Park Unified School District, Election 2016, Unlimited General Obligation
Series C, Insured: AGM
5.00%, due 8/1/42	2,615,000	2,825,947
El Camino Community College District Foundation (The), Election of 2002, Unlimited General Obligation
Series C
(zero coupon), due 8/1/38	12,000,000	6,737,318

	Principal Amount	Value
Long-Term Municipal Bonds
California
Fallbrook Union High School District, Election 2016, Unlimited General Obligation
Series C, Insured: BAM
4.00%, due 8/1/46	$ 4,305,000	$ 4,361,360
Firebaugh-Las Deltas Unified School District, Election 2016, Unlimited General Obligation
Series A, Insured: AGM
5.25%, due 8/1/41	2,500,000	2,752,635
Fontana Public Facilities Financing Authority, City of Fontana, Revenue Bonds
Series A, Insured: BAM
5.00%, due 9/1/32	1,320,000	1,400,646
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2, Insured: AGM-CR
3.50%, due 1/15/53	4,265,000	3,978,223
Grossmont-Cuyamaca Community College District, Election of 2012, Unlimited General Obligation
Series B
4.00%, due 8/1/47	6,000,000	6,069,231
Jurupa Unified School District, Election 2014, Unlimited General Obligation
Series C
5.25%, due 8/1/43	4,700,000	5,314,697
Kern Community College District, Election 2016, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/46	4,200,000	3,620,612
Live Oak Elementary School District, Certificate of Participation
Insured: AGM
5.00%, due 8/1/39	2,705,000	2,920,484
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Revenue Bonds
Series A
4.00%, due 6/1/36	5,000,000	5,391,804
Los Angeles County Public Works Financing Authority, Green Bond, Revenue Bonds
Series F
4.00%, due 12/1/46	9,880,000	10,221,434
Los Angeles County Public Works Financing Authority, Revenue Bonds
Series E-1
5.00%, due 12/1/44	3,575,000	4,057,700
Series E-1
5.00%, due 12/1/49	3,130,000	3,532,698
Los Angeles Unified School District, Unlimited General Obligation
Series C
4.00%, due 7/1/36	3,000,000	3,172,002
Series C
4.00%, due 7/1/38	6,000,000	6,207,305
Series A
5.00%, due 7/1/32	7,480,000	8,870,539
Series A
5.00%, due 7/1/33	8,020,000	9,433,260
Los Angeles Unified School District, Election 2008, Unlimited General Obligation
Series B-1
5.25%, due 7/1/42	61,755,000	68,909,391

	Principal Amount	Value
Long-Term Municipal Bonds
California
Los Rios Community College District, Unlimited General Obligation
Series E
3.00%, due 8/1/25	$ 4,125,000	$ 4,262,024
Murrieta Valley Unified School District, Election of 2014, Unlimited General Obligation
5.25%, due 9/1/51	5,300,000	6,247,206
North Lake Tahoe Public Financing Authority, Health & Human Services Center, Revenue Bonds
4.50%, due 12/1/52	4,645,000	4,909,169
Oakland Unified School District, Alameda County, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/27	1,160,000	1,267,890
Insured: AGM
5.00%, due 8/1/28	1,755,000	1,913,239
Insured: AGM
5.00%, due 8/1/29	2,535,000	2,756,637
Orange County Transportation Authority, 405 Improvement Project, Revenue Bonds
4.00%, due 10/15/24	5,600,000	5,879,799
Paramount Unified School District, Election 2006, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/1/43	23,300,000	5,958,262
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	3,750,000	4,311,008
Series A
5.00%, due 6/1/51	3,250,000	3,716,930
Peralta Community College District, Unlimited General Obligation
Series A
4.00%, due 8/1/39	4,500,000	4,555,509
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 11/1/37	3,160,000	3,549,302
Riverside County Redevelopment Successor Agency, Jurupa Valley Project, Tax Allocation
Series B, Insured: BAM
5.00%, due 10/1/30	2,345,000	2,547,433
Riverside County Transportation Commission, Sales Tax, Revenue Bonds
Series B
4.00%, due 6/1/36	17,950,000	18,779,265
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series B-1
4.00%, due 6/1/39	1,960,000	1,998,531
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/47	4,525,000	5,266,788
Series A, Insured: BAM
5.50%, due 8/1/52	9,000,000	10,431,078
San Bernardino City Unified School District, Election 2012, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 8/1/30	1,000,000	1,034,586

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Diego Association of Governments, South Bay Expressway, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/30	$ 2,225,000	$ 2,488,203
Series A
5.00%, due 7/1/32	1,800,000	2,000,151
Series A
5.00%, due 7/1/38	1,150,000	1,259,735
San Diego County Regional Airport Authority, Revenue Bonds
Series B, Insured: AGM-CR
4.00%, due 7/1/51 (c)	2,185,000	2,153,572
San Diego County Water Authority, Revenue Bonds
Series A
5.00%, due 5/1/47	4,000,000	4,681,261
San Diego Public Facilities Financing Authority, Capital Improvement Projects, Revenue Bonds
Series A
5.00%, due 10/15/44	2,500,000	2,667,379
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (c)
Series E
5.00%, due 5/1/35	7,350,000	8,114,761
Series E
5.00%, due 5/1/45	27,250,000	29,478,630
Series D
5.00%, due 5/1/48	22,785,000	24,406,770
Series D
5.25%, due 5/1/48	8,650,000	9,376,974
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds
Series A
5.00%, due 5/1/49 (c)	6,220,000	6,702,797
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/41	1,065,000	966,027
San Marcos Schools Financing Authority, San Marcos Unified School District, Revenue Bonds
Insured: AGM
5.00%, due 8/15/34	1,000,000	1,105,531
Insured: AGM
5.00%, due 8/15/35	1,000,000	1,103,214
Insured: AGM
5.00%, due 8/15/36	1,100,000	1,212,354
San Mateo Foster City Public Financing Authority, City of San Mateo, Revenue Bonds
Series B
5.00%, due 8/1/25	9,000,000	9,856,958
San Mateo Foster City Public Financing Authority, Clean Water Program, Revenue Bonds
5.00%, due 8/1/49	3,500,000	3,932,045
Santa Monica Community College District, Election 2016, Unlimited General Obligation
Series A
4.00%, due 8/1/47	7,630,000	7,804,142

	Principal Amount	Value
Long-Term Municipal Bonds
California
Sierra Joint Community College District, Election 2018, Unlimited General Obligation
Series A
4.00%, due 8/1/53	$ 3,000,000	$ 3,051,549
Simi Valley Unified School District, Unlimited General Obligation
Series C
4.00%, due 8/1/50	11,000,000	11,099,467
Southern California Water Replenishment District, Revenue Bonds
5.00%, due 8/1/38	1,750,000	1,962,033
State of California, Various Purpose, Unlimited General Obligation
3.00%, due 10/1/36	6,060,000	5,814,828
4.00%, due 11/1/35	2,200,000	2,317,240
4.00%, due 3/1/36	26,810,000	28,651,241
4.00%, due 10/1/36	3,400,000	3,617,570
4.00%, due 3/1/37	6,100,000	6,495,068
4.00%, due 10/1/37	9,075,000	9,618,957
4.00%, due 10/1/41	6,075,000	6,408,321
4.00%, due 3/1/46	20,765,000	21,496,169
5.00%, due 4/1/30	5,000,000	6,037,423
5.00%, due 4/1/31	7,000,000	8,549,691
5.00%, due 10/1/31	4,500,000	5,532,655
5.00%, due 10/1/32	4,500,000	5,505,488
5.00%, due 10/1/32	3,000,000	3,559,638
5.00%, due 9/1/41	3,400,000	3,994,777
5.00%, due 8/1/46	6,460,000	7,024,279
5.25%, due 10/1/39	4,885,000	5,360,271
Sweetwater Union High School District, Unlimited General Obligation
Insured: BAM
4.00%, due 8/1/47	10,325,000	10,394,333
Tahoe-Truckee Unified School District, Election 2014, Unlimited General Obligation
Series B
5.00%, due 8/1/41	2,200,000	2,386,672
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation
Series D
3.00%, due 8/1/44	3,500,000	3,129,130
Series D
3.00%, due 8/1/47	4,500,000	3,926,010
Twin Rivers Unified School District, Election 2006, Unlimited General Obligation
Series 2008, Insured: AGM
(zero coupon), due 8/1/32	4,620,000	3,453,826
University of California, Revenue Bonds
Series AV
5.00%, due 5/15/42	1,725,000	1,896,216
Series AZ
5.25%, due 5/15/58	5,155,000	5,767,215
Val Verde Unified School District, Election of 2020, Unlimited General Obligation
Series B, Insured: AGM
4.00%, due 8/1/51	7,210,000	7,316,138

	Principal Amount	Value
Long-Term Municipal Bonds
California
Victor Valley Community College District, Unlimited General Obligation
Series A
4.00%, due 8/1/39	$ 8,105,000	$ 8,271,225
Walnut Valley Unified School District, Election of 2016, Unlimited General Obligation
Series C
5.00%, due 8/1/45	4,285,000	5,023,766
Westminster School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 8/1/48	13,900,000	2,444,692
		1,000,417,289
Colorado 1.4%
Adams State University, Revenue Bonds
Series A, Insured: State Higher Education Intercept Program
4.00%, due 5/15/39	1,085,000	1,108,355
Series A, Insured: State Higher Education Intercept Program
4.00%, due 5/15/42	1,500,000	1,519,534
City & County of Denver CO, Airport System, Revenue Bonds (c)
Series A
5.00%, due 12/1/25	4,620,000	5,018,004
Series A
5.25%, due 12/1/48	9,000,000	9,824,911
Series A
5.50%, due 11/15/35	5,500,000	6,528,487
Series A
5.50%, due 11/15/38	7,750,000	9,114,144
Series A
5.50%, due 11/15/40	4,430,000	5,168,209
City & County of Denver CO, Convention Center Expansion Project, Certificate of Participation
Series A
5.375%, due 6/1/43	2,375,000	2,611,121
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
3.00%, due 11/15/51	5,000,000	4,094,490
Series A
4.00%, due 11/15/46	5,750,000	5,793,748
Colorado Housing and Finance Authority, Revenue Bonds
Series C, Class I, Insured: GNMA
4.25%, due 11/1/48	3,130,000	3,229,229
Denver City & County School District No. 1, Unlimited General Obligation
Series A, Insured: State Aid Withholding
5.00%, due 12/1/36	17,000,000	20,238,587
Series A, Insured: State Aid Withholding
5.00%, due 12/1/45	12,985,000	15,035,211
Denver Convention Center Hotel Authority, Revenue Bonds, Senior Lien
5.00%, due 12/1/36	1,000,000	1,038,449

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Regional Transportation District, Certificate of Participation
Series A
4.50%, due 6/1/44	$ 9,075,000	$ 9,119,459
Vista Ridge Metropolitan District, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/31	1,250,000	1,382,050
		100,823,988
Connecticut 1.7%
City of Bridgeport CT, Unlimited General Obligation
Series D, Insured: AGM
5.00%, due 8/15/33	2,590,000	2,833,231
Series D, Insured: AGM
5.00%, due 8/15/34	2,590,000	2,827,521
Series D, Insured: AGM
5.00%, due 8/15/35	2,840,000	3,090,577
Series D, Insured: AGM
5.00%, due 8/15/36	2,840,000	3,086,978
City of Hartford CT, Unlimited General Obligation
Series A, Insured: State Guaranteed
5.00%, due 4/1/28	2,500,000	2,505,651
Series A, Insured: State Guaranteed
5.00%, due 4/1/29	895,000	896,947
Series A, Insured: AGM State Guaranteed
5.00%, due 4/1/32	195,000	195,396
Series C, Insured: AGM State Guaranteed
5.00%, due 7/15/32	6,670,000	7,120,420
Series C, Insured: AGM State Guaranteed
5.00%, due 7/15/34	2,500,000	2,659,319
Connecticut Housing Finance Authority, Revenue Bonds
Series C-1
4.00%, due 11/15/45	2,540,000	2,608,784
Series B-1
4.00%, due 5/15/49	2,075,000	2,147,374
State of Connecticut, Transportation Infrastructure, Special Tax, Revenue Bonds
Series A
3.125%, due 5/1/40	3,750,000	3,455,036
Series A, Insured: BAM
4.00%, due 5/1/39	9,850,000	10,225,516
Series A
5.00%, due 9/1/30	4,250,000	4,510,744
Series A
5.00%, due 9/1/30	1,830,000	2,017,997
Series A, Insured: BAM
5.00%, due 9/1/31	12,870,000	14,187,725
Series A
5.00%, due 9/1/33	11,700,000	12,747,334

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
State of Connecticut, Transportation Infrastructure, Special Tax, Revenue Bonds
Series A
5.00%, due 1/1/36	$ 3,575,000	$ 3,965,472
State of Connecticut, Unlimited General Obligation
Series A
4.00%, due 4/15/38	2,300,000	2,372,909
Series A
5.00%, due 3/1/28	1,990,000	2,087,873
Series F
5.00%, due 9/15/28	11,510,000	13,379,377
Series B, Insured: AGM-CR
5.00%, due 6/15/31	3,550,000	3,831,223
Series C
5.00%, due 6/15/33	1,775,000	1,999,719
Series E, Insured: BAM
5.00%, due 9/15/33	4,000,000	4,553,893
Series C
5.00%, due 6/15/34	1,375,000	1,541,306
Series A
5.00%, due 4/15/35	5,250,000	5,756,200
Series A
5.00%, due 4/15/36	1,800,000	2,034,573
Series A
5.00%, due 4/15/39	1,250,000	1,401,042
University of Connecticut, Revenue Bonds
Series A
5.00%, due 11/1/33	2,000,000	2,250,643
Series A
5.00%, due 11/1/35	3,490,000	3,908,983
		126,199,763
Delaware 0.1%
Delaware State Health Facilities Authority, Christiana Care Health System, Revenue Bonds
Series A
5.00%, due 10/1/36	3,435,000	3,828,927
District of Columbia 1.2%
District of Columbia, Bryant Street Project, Tax Allocation
4.00%, due 6/1/39	2,120,000	2,177,054
4.00%, due 6/1/43	2,035,000	2,091,589
District of Columbia, Unlimited General Obligation
Series B
5.00%, due 6/1/24	3,750,000	3,980,453
District of Columbia, Revenue Bonds
Series C
5.00%, due 12/1/31 (b)	6,500,000	7,989,266
Series C
5.00%, due 12/1/32 (b)	6,000,000	7,472,076

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
District of Columbia, Revenue Bonds
Series A
5.50%, due 7/1/47	$ 21,480,000	$ 25,761,630
District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
Series A
5.00%, due 6/1/42	4,750,000	4,804,111
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Sub. Lien
Series B, Insured: AGM
4.00%, due 10/1/53	4,815,000	4,791,202
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Second Lien
Series C, Insured: AGC
6.50%, due 10/1/41	7,100,000	8,436,748
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series B
6.50%, due 10/1/44	6,340,000	7,329,472
Metropolitan Washington Airports Authority Aviation, Revenue Bonds
Series A
4.00%, due 10/1/41 (c)	2,700,000	2,711,385
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 7/15/36	5,425,000	5,303,905
Series A
4.00%, due 7/15/46	6,000,000	6,058,610
		88,907,501
Florida 7.2%
City of Cape Coral FL, Water & Sewer, Revenue Bonds
4.00%, due 10/1/42	12,500,000	12,711,674
City of Gainesville FL, Revenue Bonds
Series A
5.00%, due 10/1/44	11,000,000	12,170,227
Series A
5.00%, due 10/1/47	5,280,000	5,818,615
City of Miami Beach FL, Beach Parking, Revenue Bonds
Insured: BAM
5.00%, due 9/1/40	2,500,000	2,695,585
City of Miami FL, Parking System, Revenue Bonds
Insured: BAM
4.00%, due 10/1/33	1,520,000	1,641,539
Insured: BAM
4.00%, due 10/1/36	2,845,000	3,025,167
Insured: BAM
4.00%, due 10/1/37	2,535,000	2,660,297
Insured: BAM
4.00%, due 10/1/38	1,675,000	1,731,412

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
City of Miami FL, Parking System, Revenue Bonds
Insured: BAM
4.00%, due 10/1/39	$ 2,520,000	$ 2,614,660
City of Orlando FL, Tourist Development Tax, Revenue Bonds, Third Lien
Series C, Insured: AGC
5.50%, due 11/1/38	1,600,000	1,603,646
City of South Miami FL, Miami Health Facilities Authority, Inc., Revenue Bonds
5.00%, due 8/15/42	18,050,000	19,195,325
City of Tampa FL, Revenue Bonds
Series C, Insured: BAM
3.00%, due 10/1/36	4,690,000	4,607,364
City of Tampa FL, Water & Wastewater System, Revenue Bonds
Series A
5.25%, due 10/1/57	17,000,000	20,168,108
County of Broward FL, Tourist Development Tax, Revenue Bonds
4.00%, due 9/1/41	12,250,000	12,498,734
4.00%, due 9/1/51	6,970,000	6,962,336
Insured: BAM
4.00%, due 9/1/51	9,050,000	9,155,545
County of Broward FL, Airport System, Revenue Bonds
Series A
5.00%, due 10/1/49 (c)	6,500,000	7,031,859
County of Broward FL, Convention Center Hotel, Revenue Bonds
5.50%, due 1/1/55	25,000,000	29,049,412
County of Lee FL, Airport, Revenue Bonds (c)
Series A
5.00%, due 10/1/30	6,000,000	6,852,939
Series A
5.00%, due 10/1/32	2,200,000	2,507,877
Series B
5.00%, due 10/1/34	5,380,000	6,031,663
Series B
5.00%, due 10/1/37	4,000,000	4,420,830
Series B
5.00%, due 10/1/39	6,440,000	7,061,191
County of Miami-Dade FL, Water & Sewer System, Revenue Bonds
Insured: BAM
3.00%, due 10/1/36	2,100,000	2,015,039
Series B
4.00%, due 10/1/38	5,400,000	5,517,497
Series A
4.00%, due 10/1/44	8,550,000	8,643,992
Series B
4.00%, due 10/1/49	41,880,000	41,993,968
Series B
5.00%, due 10/1/31	9,050,000	9,751,898
Series B
5.00%, due 10/1/44	18,175,000	20,120,748

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Miami-Dade FL, Aviation, Revenue Bonds
Series A
4.00%, due 10/1/40	$ 1,500,000	$ 1,512,300
County of Miami-Dade FL, Seaport Department, Revenue Bonds (c)
Series B-1
4.00%, due 10/1/46	8,935,000	8,789,761
Series B-1
4.00%, due 10/1/50	14,115,000	13,736,319
County of Miami-Dade FL, Transit System, Revenue Bonds
Series A
4.00%, due 7/1/49	7,900,000	7,914,034
County of Miami-Dade FL, Revenue Bonds
Series B
5.00%, due 4/1/27	3,760,000	4,239,856
County of Seminole FL, Water & Sewer, Revenue Bonds
Series A
4.00%, due 10/1/29	4,500,000	4,751,713
Greater Orlando Aviation Authority, Revenue Bonds (c)
Series A
5.00%, due 10/1/29	3,750,000	4,285,790
Series A
5.00%, due 10/1/33	4,500,000	5,031,788
Series A
5.00%, due 10/1/34	4,500,000	5,000,521
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds (c)
Series A
5.00%, due 10/1/29	2,250,000	2,569,904
Series A
5.00%, due 10/1/47	7,250,000	7,921,220
JEA Electric System, Revenue Bonds
Series B
4.00%, due 10/1/36	3,750,000	3,851,075
Miami-Dade County Health Facilities Authority, Nicklaus Children's Hospital Project, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 8/1/46	5,460,000	5,434,173
Series A, Insured: AGM-CR
4.00%, due 8/1/51	21,000,000	20,350,774
North Sumter County Utility Dependent District, Sumter Water Conservation Authority Project, Revenue Bonds
Insured: AGM
5.00%, due 10/1/46	8,950,000	10,250,310
Insured: AGM
5.00%, due 10/1/52	6,250,000	7,058,694
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Inc., Revenue Bonds
5.00%, due 8/1/31	1,500,000	1,584,413
Palm Beach County Health Facilities Authority, Baptist Health South Florida Obligated Group, Revenue Bonds
4.00%, due 8/15/49	11,090,000	10,965,065

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Putnam County Development Authority, Seminole Electric Cooperative, Inc., Revenue Bonds
Series A
5.00%, due 3/15/42	$ 4,250,000	$ 4,678,870
School Board of Miami-Dade County (The), Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 3/15/34	6,010,000	7,179,853
Series A, Insured: BAM
5.00%, due 3/15/36	6,730,000	7,941,543
Series A, Insured: BAM
5.00%, due 3/15/39	8,945,000	10,425,070
Series A, Insured: BAM
5.00%, due 3/15/40	9,010,000	10,537,589
Series A, Insured: BAM
5.00%, due 3/15/47	14,745,000	16,948,475
School District of Broward County, Unlimited General Obligation
5.00%, due 7/1/46	7,000,000	8,043,146
South Broward Hospital District, Revenue Bonds
Insured: BAM
3.00%, due 5/1/51	25,990,000	21,480,262
State of Florida, Capital Outlay, Unlimited General Obligation
Series C
4.00%, due 6/1/32	3,650,000	3,914,667
Village Community Development District No. 8, Special Assessment
Insured: AGM
3.50%, due 5/1/40	5,250,000	5,283,019
West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area, Tax Allocation
5.00%, due 3/1/34	8,950,000	10,231,232
5.00%, due 3/1/35	9,520,000	10,855,191
Wildwood Utility Dependent District, South Sumter Utility Project, Revenue Bonds, Senior Lien
Insured: BAM
5.00%, due 10/1/52	6,000,000	6,651,397
		519,677,171
Georgia 3.3%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Revenue Bonds
Series A-1
5.00%, due 7/1/33	1,000,000	1,060,297
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/44	12,600,000	12,699,306
Series A
4.00%, due 7/1/49	12,735,000	12,743,028
Series A
5.00%, due 7/1/32	1,550,000	1,783,361
Series A
5.00%, due 7/1/33	2,130,000	2,437,221
Series A
5.00%, due 7/1/35	1,900,000	2,156,646

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
5.00%, due 7/1/36	$ 2,600,000	$ 2,942,174
Series A
5.00%, due 7/1/37	2,550,000	2,874,910
Series A
5.00%, due 7/1/38	2,250,000	2,527,277
City of Atlanta GA, Water & Wastewater, Revenue Bonds
Series C
4.00%, due 11/1/37	5,000,000	5,209,064
City of Dalton (The) GA, Georgia Combined Utilities, Revenue Bonds
5.00%, due 3/1/30	2,055,000	2,263,662
Cobb County Kennestone Hospital Authority, Wellstar Health System, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 4/1/52	24,160,000	23,754,226
Coweta County Development Authority, Piedmont Healthcare, Inc., Revenue Bonds
Series A
5.00%, due 7/1/44	4,250,000	4,587,285
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 5/1/52 (a)	19,680,000	20,089,889
Series A
4.00%, due 9/1/52 (a)	32,300,000	32,733,198
Series A
5.00%, due 5/15/35	2,750,000	3,025,970
Series A
5.00%, due 5/15/36	3,200,000	3,510,638
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 1/1/41	2,545,000	2,576,011
Series A
5.00%, due 1/1/35	4,250,000	4,441,760
Series A
5.00%, due 1/1/45	2,185,000	2,336,200
Series A, Insured: BAM
5.00%, due 1/1/45	3,300,000	3,530,788
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 1/1/51	2,205,000	2,184,566
Series A
5.00%, due 1/1/37	1,000,000	1,075,661
Series A, Insured: BAM
5.00%, due 1/1/49	49,645,000	52,264,250
Series A, Insured: BAM
5.00%, due 1/1/59	8,500,000	9,068,783
Series A, Insured: AGM-CR
5.00%, due 1/1/59	5,250,000	5,601,307

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series B
5.00%, due 1/1/59	$ 1,895,000	$ 1,965,745
Series A
5.00%, due 1/1/63	2,905,000	3,008,915
Private Colleges & Universities Authority, Savannah College of Art & Design, Revenue Bonds
4.00%, due 4/1/44	8,150,000	8,162,359
Private Colleges & Universities Authority, Emory University, Revenue Bonds
Series B
5.00%, due 9/1/30	5,500,000	6,600,547
		239,215,044
Guam 0.3%
Antonio B Won Pat International Airport Authority, Revenue Bonds (c)
Series C, Insured: AGM
6.125%, due 10/1/43	3,575,000	3,753,710
Series C, Insured: AGM
6.125%, due 10/1/43	925,000	963,537
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/40	1,730,000	1,834,841
5.00%, due 1/1/46	4,500,000	4,714,385
Series A
5.00%, due 1/1/50	1,660,000	1,771,255
5.25%, due 7/1/33	1,000,000	1,032,116
Guam Power Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/30	4,860,000	4,886,972
Series A, Insured: AGM
5.00%, due 10/1/44	655,000	682,803
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/27	2,265,000	2,479,432
Series A
5.00%, due 12/1/34	2,290,000	2,452,215
		24,571,266
Hawaii 0.4%
City & County Honolulu, Wastewater System, Revenue Bonds, Senior Lien
Series A
4.00%, due 7/1/40	4,000,000	4,156,070
Series A
5.00%, due 7/1/51	7,500,000	8,628,560
City & County of Honolulu HI, Unlimited General Obligation
Series B
5.00%, due 7/1/29	4,250,000	5,026,161
State of Hawaii, Unlimited General Obligation
Series FT
5.00%, due 1/1/30	4,000,000	4,567,001

	Principal Amount	Value
Long-Term Municipal Bonds
Hawaii
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
3.50%, due 10/1/49	$ 6,200,000	$ 5,216,957
State of Hawaii State Highway Fund, Revenue Bonds
Series A
5.00%, due 1/1/39	2,900,000	3,260,160
		30,854,909
Idaho 0.4%
Idaho Housing & Finance Association, Federal Highway Trust Fund, Revenue Bonds
Series A
5.00%, due 7/15/36	15,270,000	17,319,529
Series A
5.00%, due 7/15/37	8,750,000	9,841,367
		27,160,896
Illinois 8.8%
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/26	17,995,000	15,848,106
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/27	7,300,000	8,093,829
Chicago Board of Education, Revenue Bonds
6.00%, due 4/1/46	17,560,000	19,024,896
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 1/1/36	8,500,000	8,853,877
Series A, Insured: BAM
4.00%, due 1/1/37	10,690,000	11,093,509
Series D
5.00%, due 1/1/47 (c)	4,500,000	4,686,968
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds
Series A
5.00%, due 1/1/30	2,915,000	2,927,058
Series B
5.00%, due 1/1/31 (c)	2,000,000	2,008,267
Chicago O'Hare International Airport, Revenue Bonds
Series A
5.00%, due 1/1/32 (c)	13,550,000	14,184,452
Chicago Park District, Limited Tax, Limited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/31	1,955,000	2,037,577
Series C, Insured: BAM
4.00%, due 1/1/38	2,550,000	2,572,463
Series A
5.00%, due 1/1/28	1,000,000	1,076,458
Series A
5.00%, due 1/1/31	1,000,000	1,066,374

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Park District, Limited Tax, Limited General Obligation
Series A
5.00%, due 1/1/35	$ 2,000,000	$ 2,116,432
Series A
5.50%, due 1/1/33	2,000,000	2,108,115
Series A
5.75%, due 1/1/38	3,500,000	3,701,381
Chicago Park District, Personal Property Replacement Tax, Unlimited General Obligation
Series D, Insured: BAM
4.00%, due 1/1/34	3,805,000	3,898,674
Chicago Park District, Unlimited General Obligation
Series F-2
4.00%, due 1/1/38	1,150,000	1,147,108
Series F-2
5.00%, due 1/1/37	2,050,000	2,243,758
Chicago Park District, Special Recreation Activity Alternate Revenue Source, Unlimited General Obligation
Insured: BAM
5.00%, due 11/15/30	1,435,000	1,637,501
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds, Second Lien
Series A, Insured: BAM
4.00%, due 12/1/50	35,000,000	35,186,606
Series A, Insured: BAM
5.00%, due 12/1/46	42,500,000	48,439,579
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
5.25%, due 12/1/49	10,000,000	10,417,740
City of Chicago Heights IL, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 12/1/34	2,115,000	2,387,067
City of Chicago IL, Unlimited General Obligation
Series A
4.00%, due 1/1/35	2,300,000	2,307,201
Series A
4.00%, due 1/1/36	4,000,000	4,004,150
Series B
4.00%, due 1/1/37	5,000,000	4,977,329
Series A
5.00%, due 1/1/30	1,385,000	1,506,387
Series A
5.00%, due 1/1/33	1,500,000	1,601,754
Series A
5.00%, due 1/1/34	10,330,000	10,991,055
Series A
5.50%, due 1/1/49	8,950,000	9,587,526
Series A
6.00%, due 1/1/38	38,550,000	41,975,938
Series A, Insured: BAM
6.00%, due 1/1/38	5,250,000	5,744,697

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago IL, Waterworks, Revenue Bonds, Second Lien
4.00%, due 11/1/37	$ 1,250,000	$ 1,252,107
5.00%, due 11/1/27	1,655,000	1,734,181
Series 2, Insured: AGM
5.00%, due 11/1/28	2,000,000	2,259,728
5.00%, due 11/1/29	1,700,000	1,773,170
Series 2, Insured: AGM
5.00%, due 11/1/30	2,500,000	2,795,272
Series 2, Insured: AGM
5.00%, due 11/1/32	4,250,000	4,720,767
Series 2, Insured: AGM
5.00%, due 11/1/33	9,050,000	10,020,188
Series 2, Insured: AGM
5.00%, due 11/1/38	3,000,000	3,290,418
Insured: AGM
5.25%, due 11/1/33	4,250,000	4,757,135
Insured: AGM
5.25%, due 11/1/34	1,860,000	2,077,039
Insured: AGM
5.25%, due 11/1/35	2,525,000	2,814,995
City of Chicago IL, Wastewater Transmission Project, Revenue Bonds, Second Lien
5.00%, due 1/1/28	1,000,000	1,036,303
Series B, Insured: AGM-CR
5.00%, due 1/1/30	6,735,000	7,435,155
5.00%, due 1/1/33	2,000,000	2,049,271
Series B
5.00%, due 1/1/33	2,240,000	2,435,271
5.00%, due 1/1/44	11,840,000	12,041,815
Series A, Insured: AGM
5.25%, due 1/1/42	3,500,000	3,806,534
City of Chicago IL, Motor Fuel Tax, Revenue Bonds
Insured: AGM
5.00%, due 1/1/33	3,975,000	4,162,212
Cook County Community College District No. 508, Unlimited General Obligation
Insured: BAM
5.50%, due 12/1/38	4,250,000	4,434,957
Cook County Community High School District No. 212 Leyden, Revenue Bonds
Series C, Insured: BAM
5.00%, due 12/1/30	2,870,000	3,079,576
Series C, Insured: BAM
5.00%, due 12/1/31	2,360,000	2,532,334
Hoffman Estates Park District, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/30	2,750,000	3,149,889
Illinois Finance Authority, Carle Foundation Obligated Group (The), Revenue Bonds
Series A
4.00%, due 8/15/39	6,500,000	6,506,748

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Municipal Electric Agency, Revenue Bonds
Series A
4.00%, due 2/1/34	$ 5,950,000	$ 6,098,088
Illinois Sports Facilities Authority (The), Revenue Bonds
Insured: AGM
5.25%, due 6/15/31	4,250,000	4,462,439
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 6/15/36	52,950,000	29,974,566
Series B-1, Insured: AGM
(zero coupon), due 6/15/44	9,250,000	3,571,954
Metropolitan Water Reclamation District of Greater Chicago, Limited General Obligation
Series C
5.00%, due 12/1/32	3,000,000	3,594,175
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.00%, due 6/1/27	4,250,000	4,661,804
Rock Island County Public Building Commission, County of Rock Island, Revenue Bonds
Insured: AGM
5.00%, due 12/1/36	2,395,000	2,670,982
Sales Tax Securitization Corp., Revenue Bonds
Series A, Insured: BAM
4.00%, due 1/1/48	14,250,000	14,190,585
Series A
5.00%, due 1/1/28	3,935,000	4,429,645
Series C
5.00%, due 1/1/33	2,000,000	2,227,817
Series A
5.00%, due 1/1/40	6,415,000	6,964,301
Series C
5.25%, due 1/1/35	8,000,000	8,975,514
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A
5.00%, due 1/1/32	4,400,000	5,095,731
Series A, Insured: BAM
5.00%, due 1/1/37	1,650,000	1,879,747
Sangamon County School District No. 186 Springfield, Unlimited General Obligation
Series C, Insured: AGM
5.00%, due 6/1/34	1,000,000	1,152,080
Series C, Insured: AGM
5.00%, due 6/1/38	1,635,000	1,829,927
Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 4/1/26	1,175,000	1,256,758
Series B, Insured: BAM
5.00%, due 4/1/29	1,620,000	1,724,068
Series B, Insured: BAM
5.00%, due 4/1/30	1,000,000	1,062,909

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Sales Tax, Revenue Bonds
Series A
3.00%, due 6/15/33	$ 3,000,000	$ 2,852,461
Series C
4.00%, due 6/15/27	2,000,000	2,083,168
State of Illinois, Sales Tax, Revenue Bonds, Junior Lien
Series C
5.00%, due 6/15/30	3,250,000	3,614,310
State of Illinois, Unlimited General Obligation
Series C
4.00%, due 10/1/40	4,500,000	4,340,792
Insured: BAM
4.00%, due 6/1/41	9,050,000	8,938,319
Series D
5.00%, due 11/1/26	7,775,000	8,487,845
5.00%, due 2/1/27	4,230,000	4,631,202
5.00%, due 1/1/28	5,405,000	5,785,759
Series D
5.00%, due 11/1/28	6,580,000	7,202,913
5.25%, due 2/1/32	9,050,000	9,287,939
5.50%, due 5/1/39	13,475,000	15,037,618
Series A
5.50%, due 3/1/47	5,000,000	5,612,976
5.75%, due 5/1/45	4,500,000	5,051,729
Series A
6.00%, due 5/1/27	8,690,000	9,923,603
United City of Yorkville IL, Special Tax
Insured: AGM
5.00%, due 3/1/32	3,267,000	3,548,165
Village of Bellwood IL, Unlimited General Obligation
Insured: AGM
5.00%, due 12/1/29	1,500,000	1,646,932
Village of Oswego IL, Unlimited General Obligation
5.00%, due 12/15/33	6,095,000	6,719,783
5.00%, due 12/15/33	650,000	713,444
Village of Rosemont IL, Corporate Purpose, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/40	7,190,000	7,968,292
Village of Schaumburg IL, Unlimited General Obligation
Series A
4.00%, due 12/1/41	33,800,000	33,976,081
Western Illinois Economic Development Authority, City of Quincy, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/34	1,500,000	1,569,255
		634,434,573

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana 0.6%
Greater Clark Building Corp., Revenue Bonds
Insured: State Intercept
6.00%, due 7/15/38	$ 6,000,000	$ 7,549,514
Indiana University, Revenue Bonds
Series A
4.00%, due 6/1/38	2,515,000	2,619,325
Series A
4.00%, due 6/1/39	2,595,000	2,696,443
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series A, Insured: AGM
4.00%, due 6/1/37	7,080,000	7,303,261
Series A, Insured: AGM
4.00%, due 6/1/38	4,250,000	4,376,693
Series A, Insured: AGM
4.00%, due 6/1/41	13,165,000	13,455,329
Merrillville Multi School Building Corp., Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/42	5,640,000	6,401,369
Vanderburgh County Redevelopment District, Tax Allocation
Insured: AGM
5.00%, due 2/1/31	1,460,000	1,603,198
		46,005,132
Iowa 1.3%
City of Coralville IA, Certificate of Participation
Series E
4.00%, due 6/1/23	1,320,000	1,327,365
Iowa Finance Authority, Renewable Natural Gas Project, Green Bond, Revenue Bonds
1.50%, due 1/1/42 (a)(c)	3,000,000	2,997,610
Iowa Finance Authority, Mortgage-Backed Securities Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/47	2,110,000	2,185,062
Series C, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/48	1,215,000	1,245,270
Iowa Finance Authority, State Revolving Fund, Revenue Bonds
Series A
5.00%, due 8/1/39	5,500,000	6,359,032
Series A
5.00%, due 8/1/39	3,500,000	4,088,651
PEFA, Inc., Revenue Bonds
5.00%, due 9/1/49 (a)	58,740,000	62,064,003
State of Iowa Board of Regents, University of Iowa Hospitals & Clinics, Revenue Bonds
Series A
4.00%, due 9/1/36	5,745,000	5,956,303
Waterloo Community School District, Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: AGM
4.00%, due 7/1/29	4,000,000	4,402,099
		90,625,395

	Principal Amount	Value
Long-Term Municipal Bonds
Kansas 0.2%
City of Hutchinson KS, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	$ 565,000	$ 607,804
5.00%, due 12/1/28	410,000	436,508
5.00%, due 12/1/30	500,000	527,920
University of Kansas Hospital Authority, KU Health System, Revenue Bonds
5.00%, due 9/1/33	2,500,000	2,641,528
5.00%, due 9/1/34	4,500,000	4,744,701
5.00%, due 9/1/35	2,550,000	2,684,326
		11,642,787
Kentucky 0.9%
City of Ashland KY, Ashland Hospital Corp., King's Daughters Medical Center Project, Revenue Bonds
Series A
5.00%, due 2/1/23	1,525,000	1,548,153
Fayette County School District Finance Corp., Fayette County School District, Revenue Bonds
Series A, Insured: State Intercept
4.00%, due 5/1/38	2,495,000	2,568,267
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds (a)
Series A
4.00%, due 4/1/48	13,650,000	13,919,392
Series C
4.00%, due 2/1/50	11,000,000	11,271,207
Louisville, Unlimited General Obligation
Series A
4.00%, due 4/1/35	4,000,000	4,321,014
Louisville/Jefferson County Metropolitan Government, Unlimited General Obligation
Series A
5.00%, due 4/1/33	11,015,000	13,450,064
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 5/15/47	14,840,000	15,951,706
		63,029,803
Louisiana 0.6%
City of Shreveport LA, Unlimited General Obligation
Insured: BAM
5.00%, due 8/1/30	4,605,000	5,149,970
East Baton Rouge Sewerage Commission, Revenue Bonds
Series A
4.00%, due 2/1/45	4,890,000	4,932,616
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
5.00%, due 5/15/34	2,010,000	2,118,941
Louisiana Stadium & Exposition District, Revenue Bonds
5.00%, due 7/3/23	10,175,000	10,295,145
Louisiana Stadium & Exposition District, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/30	1,485,000	1,530,577

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
New Orleans Aviation Board, North Terminal Project, Revenue Bonds
Series B
5.00%, due 1/1/40 (c)	$ 5,000,000	$ 5,149,648
Port New Orleans Board of Commissioners, Revenue Bonds
Series D
5.00%, due 4/1/50	6,425,000	7,021,117
State of Louisiana, Unlimited General Obligation
Series A
4.00%, due 2/1/34	8,880,000	9,166,385
		45,364,399
Maine 0.0% ‡
Maine State Housing Authority, Revenue Bonds
Series F
3.65%, due 11/15/42	1,110,000	1,121,722
Maryland 1.3%
City of Baltimore MD, Water Project, Revenue Bonds
Series A
4.00%, due 7/1/37	3,215,000	3,387,831
Maryland Stadium Authority, Construction and Reviatalization Program, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/42	22,270,000	24,665,749
State of Maryland, Department of Transportation, Revenue Bonds
Series A
3.00%, due 10/1/33	5,575,000	5,602,035
Series A
4.00%, due 10/1/30	2,800,000	3,106,514
State of Maryland, State and Local Facilities Loan, Unlimited General Obligation
Series A
5.00%, due 6/1/33	6,750,000	8,336,687
Series A
5.00%, due 6/1/37	40,880,000	49,622,360
		94,721,176
Massachusetts 1.3%
City of Boston MA, Unlimited General Obligation
Series A
5.00%, due 11/1/41	12,500,000	14,978,701
Commonwealth of Massachusetts, Limited General Obligation
Series D
3.00%, due 5/1/35	5,790,000	5,652,606
Series B
4.00%, due 2/1/42	4,275,000	4,442,801
Series C
5.00%, due 9/1/28	11,200,000	13,122,311

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement Program, Revenue Bonds
Series A
4.00%, due 6/1/50	$ 8,700,000	$ 8,785,370
Series A
5.00%, due 6/1/50	13,000,000	14,805,368
Commonwealth of Massachusetts Transportation Fund, Accelerated Bridge Program, Revenue Bonds
Series A
5.00%, due 6/1/44	5,000,000	5,213,124
Massachusetts Development Finance Agency, WGBH Educational Foundation, Revenue Bonds
4.00%, due 1/1/33	1,000,000	1,048,266
Massachusetts Development Finance Agency, Partners Healthcare System Issue, Revenue Bonds
Series O-2
5.00%, due 7/1/27	6,000,000	6,509,813
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Revenue Bonds
Series N
5.00%, due 12/1/41	7,000,000	7,472,111
Massachusetts Housing Finance Agency, Single Family Housing, Revenue Bonds
Series 199
4.00%, due 12/1/48	2,050,000	2,099,036
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds
Series C
5.00%, due 1/1/33	6,760,000	7,767,763
		91,897,270
Michigan 1.2%
Downriver Utility Wastewater Authority, Revenue Bonds
Insured: AGM
5.00%, due 4/1/31	1,600,000	1,832,580
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series C
5.25%, due 7/1/35	18,200,000	19,951,774
Lincoln Consolidated School District, Unlimited General Obligation
Series A, Insured: AGM Q-SBLF
5.00%, due 5/1/28	2,030,000	2,256,252
Series A, Insured: AGM Q-SBLF
5.00%, due 5/1/30	1,455,000	1,603,291
Series A, Insured: AGM Q-SBLF
5.00%, due 5/1/40	1,500,000	1,636,468
Livonia Public Schools, Unlimited General Obligation
Series II, Insured: AGM
5.00%, due 5/1/40	3,865,000	4,226,792
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A, Class 1
4.00%, due 6/1/36	2,000,000	2,034,882
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
5.00%, due 11/1/25	1,000,000	1,098,069
5.00%, due 11/1/27	1,200,000	1,372,855

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, BHSH System Obligated Group, Revenue Bonds
5.00%, due 4/15/28	$ 7,100,000	$ 8,169,197
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Second Lien
Series C-7, Insured: NATL-RE
5.00%, due 7/1/32	2,250,000	2,356,145
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Senior Lien
Series C-3, Insured: AGM
5.00%, due 7/1/33	2,750,000	2,879,733
Michigan Finance Authority, Great Lakes Water Authority Water Supply System, Revenue Bonds
Series D-1, Insured: AGM
5.00%, due 7/1/35	2,000,000	2,090,525
Series D-6, Insured: NATL-RE
5.00%, due 7/1/36	6,650,000	6,934,504
Michigan State Building Authority, Revenue Bonds
Series I
3.00%, due 10/15/51	5,000,000	4,163,933
State of Michigan, Trunk Line, Revenue Bonds
Series A
4.00%, due 11/15/44	14,000,000	14,395,486
Series A
5.00%, due 11/15/32	6,500,000	7,819,438
Tri-County Area School District, Unlimited General Obligation
Insured: AGM
4.00%, due 5/1/30	1,225,000	1,342,613
		86,164,537
Minnesota 0.4%
City of Rochester MN, Mayo Clinic, Revenue Bonds
4.00%, due 11/15/39	14,425,000	15,009,960
City of St. Paul Minnesota MN, Fairview Health Services, Revenue Bonds
Series A
4.00%, due 11/15/37	1,000,000	1,009,024
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
4.25%, due 1/1/49	2,855,000	2,956,204
Minnesota Office of Higher Education, Student Loan Program, Revenue Bonds, Senior Lien
2.65%, due 11/1/38 (c)	2,155,000	1,931,451
Minnesota Public Facilities Authority, Revenue Bonds
Series A
5.00%, due 3/1/31	5,600,000	6,142,425
White Bear Lake Independent School District No. 624, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.00%, due 2/1/42	4,500,000	4,030,309
		31,079,373

	Principal Amount	Value
Long-Term Municipal Bonds
Mississippi 0.0% ‡
Mississippi Home Corp., Single Family Mortgage Housing, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 12/1/44	$ 1,205,000	$ 1,237,833
Missouri 0.9%
City of Kansas City MO, Improvement Downtown Arena Project, Revenue Bonds
Series E
5.00%, due 4/1/40	9,005,000	9,384,619
Health & Educational Facilities Authority of the State of Missouri, SSM Health System, Revenue Bonds
Series A
5.00%, due 6/1/29	2,875,000	3,316,602
Health & Educational Facilities Authority of the State of Missouri, SSM Health Care, Revenue Bonds
Series A
5.00%, due 6/1/30	3,500,000	3,705,944
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare System, Revenue Bonds
Series A
5.00%, due 7/1/31	5,300,000	6,338,079
Jackson County Reorganized School District No. 7, Unlimited General Obligation
4.00%, due 3/1/31	2,000,000	2,184,163
Kansas City Industrial Development Authority, Airport, Revenue Bonds (c)
Series B
5.00%, due 3/1/46	7,340,000	7,773,416
Series A, Insured: AGM
5.00%, due 3/1/57	4,905,000	5,203,733
Metropolitan St. Louis Sewer District, Revenue Bonds
Series B
5.25%, due 5/1/52	8,800,000	10,374,141
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/47	4,510,000	4,668,626
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/49	2,550,000	2,633,385
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Revenue Bonds
Series A
5.00%, due 12/1/29	3,435,000	3,701,959
Springfield School District No. R-12, Unlimited General Obligation
4.00%, due 3/1/35	2,640,000	2,840,524
St. Louis Municipal Finance Corp., Convention Center Expansion, Revenue Bonds
Insured: AGM
5.00%, due 10/1/49	4,510,000	5,017,387
		67,142,578
Montana 0.4%
Montana Board of Housing, Single Family Mortgage, Revenue Bonds
Series B
3.40%, due 12/1/33	685,000	690,861
Series B
3.60%, due 6/1/37	890,000	897,762

	Principal Amount	Value
Long-Term Municipal Bonds
Montana
Montana Facility Finance Authority, Benefis Health System Obligated Group, Revenue Bonds
5.00%, due 2/15/30	$ 1,790,000	$ 1,940,869
5.00%, due 2/15/31	1,500,000	1,617,632
5.00%, due 2/15/33	1,320,000	1,409,711
5.00%, due 2/15/34	1,200,000	1,275,645
Montana State Board of Regents, University of Montana/Missoula, Revenue Bonds
Insured: AGM
5.25%, due 11/15/52 (b)	5,000,000	5,771,936
Silver Bow County School District No. 1, School Building, Unlimited General Obligation
4.00%, due 7/1/30	1,745,000	1,908,947
4.00%, due 7/1/32	1,945,000	2,109,099
4.00%, due 7/1/33	2,020,000	2,180,765
Yellowstone County K-12, School District No. 26 Lockwood, Unlimited General Obligation
5.00%, due 7/1/29	2,260,000	2,605,874
5.00%, due 7/1/30	2,250,000	2,582,599
5.00%, due 7/1/31	2,515,000	2,874,751
5.00%, due 7/1/32	2,800,000	3,189,834
		31,056,285
Nebraska 1.4%
Central Plains Energy, Nebraska Gas Project No. 3, Revenue Bonds
Series A
5.00%, due 9/1/42	13,095,000	14,638,442
Fremont School District, Unlimited General Obligation
Insured: AGM
4.00%, due 12/15/47	5,000,000	5,099,768
Nebraska Investment Finance Authority, Single Family Housing, Revenue Bonds
Series C
4.00%, due 9/1/48	2,795,000	2,865,537
Omaha Public Power District, Electric System, Revenue Bonds
Series A
4.00%, due 2/1/51	8,700,000	8,790,570
Series A, Insured: AGM-CR
4.00%, due 2/1/51	51,025,000	51,556,191
Series A
5.00%, due 2/1/46	10,000,000	11,268,036
University of Nebraska Facilities Corp., University of Nebraska, Revenue Bonds
Series A
4.00%, due 7/15/59	5,500,000	5,470,338
		99,688,882
Nevada 0.9%
Clark County School District, Limited General Obligation
Series B, Insured: BAM
3.00%, due 6/15/35	10,840,000	10,397,302
Series C
4.00%, due 6/15/32	4,250,000	4,432,008

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada
Clark County School District, Limited General Obligation
Series B, Insured: BAM
5.00%, due 6/15/34	$ 5,000,000	$ 5,637,348
County of Clark NV, Park Improvement, Limited General Obligation
4.00%, due 12/1/35	7,475,000	7,755,033
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
4.00%, due 7/1/49	8,800,000	8,807,474
Series B
5.00%, due 7/1/31	1,245,000	1,404,774
Series B
5.00%, due 7/1/43	17,950,000	19,761,017
Las Vegas Convention & Visitors Authority, Revenue Bonds
5.00%, due 7/1/26	2,235,000	2,469,842
Las Vegas Valley Water District, Water Improvement, Limited General Obligation
Series A
5.00%, due 6/1/46	3,165,000	3,417,491
		64,082,289
New Hampshire 0.1%
City of Manchester NH, General Airport, Revenue Bonds
Series A, Insured: AGM
5.00%, due 1/1/26	1,800,000	1,804,052
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc., Revenue Bonds
Series A
4.00%, due 4/1/50 (c)	4,775,000	4,628,561
		6,432,613
New Jersey 3.5%
Atlantic County Improvement Authority (The), Stockton University, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/31	2,170,000	2,361,609
Series A, Insured: AGM
5.00%, due 7/1/32	1,305,000	1,417,975
Series A, Insured: AGM
5.00%, due 7/1/33	1,395,000	1,511,826
City of Atlantic City NJ, Unlimited General Obligation
Series B, Insured: AGM State Aid Withholding
5.00%, due 3/1/32	2,900,000	3,198,032
New Brunswick Parking Authority, City Guaranteed Parking, Revenue Bonds
Series A, Insured: BAM MUN GOVT GTD
5.00%, due 9/1/28	2,250,000	2,481,692
Series A, Insured: BAM MUN GOVT GTD
5.00%, due 9/1/29	2,120,000	2,330,547
Series A, Insured: BAM MUN GOVT GTD
5.00%, due 9/1/30	3,855,000	4,224,257
Series A, Insured: BAM MUN GOVT GTD
5.00%, due 9/1/31	5,980,000	6,533,763

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Building Authority, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/25	$ 2,015,000	$ 2,169,675
Series A, Insured: BAM
5.00%, due 6/15/28	1,805,000	1,972,937
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (c)
5.00%, due 1/1/28	1,000,000	1,027,531
5.50%, due 1/1/26	1,000,000	1,036,867
New Jersey Economic Development Authority, State of New Jersey Motor Vehicle Surcharge, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/28	2,000,000	2,229,323
New Jersey Educational Facilities Authority, Stockton University, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/29	4,025,000	4,373,806
Series A, Insured: BAM
5.00%, due 7/1/30	4,250,000	4,605,562
Series A, Insured: BAM
5.00%, due 7/1/31	3,000,000	3,242,824
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health, Inc., Revenue Bonds
Series A
5.00%, due 7/1/38	8,900,000	9,534,250
New Jersey Housing & Mortgage Finance Agency, Single-Family Home Mortgage, Revenue Bonds
Series C
4.75%, due 10/1/50	7,845,000	8,219,619
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: NATL-RE
(zero coupon), due 12/15/27	8,360,000	7,232,733
Series C, Insured: NATL-RE
(zero coupon), due 12/15/30	18,075,000	13,894,057
Series C, Insured: AGM
(zero coupon), due 12/15/34	27,400,000	18,003,389
Series A
5.00%, due 12/15/26	3,750,000	4,143,520
Series BB-1
5.00%, due 6/15/32	1,500,000	1,651,472
Series BB
5.00%, due 6/15/44	10,155,000	10,836,436
Series AA
5.00%, due 6/15/46	6,515,000	6,939,964
Series AA
5.25%, due 6/15/43	9,155,000	9,925,824
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A
5.00%, due 6/15/28	4,300,000	4,691,912
Series A
5.00%, due 6/15/29	7,480,000	8,127,977

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.00%, due 6/15/44	$ 11,955,000	$ 12,121,846
New Jersey Turnpike Authority, Revenue Bonds
Series E
5.00%, due 1/1/45	2,250,000	2,358,159
Newark Housing Authority Scholarship Foundation A New Jersey Non (The) , Police Facility, Revenue Bonds
Insured: AGM MUN GOVT GTD
5.00%, due 12/1/38	1,740,000	1,874,270
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: BAM
5.00%, due 11/1/45	2,000,000	2,208,384
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
4.00%, due 6/1/30	23,045,000	25,339,164
4.00%, due 6/1/32	16,595,000	18,327,860
State of New Jersey, Various Purpose, Unlimited General Obligation
5.00%, due 6/1/38	9,770,000	10,984,075
5.00%, due 6/1/41	11,700,000	13,070,646
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/31	2,500,000	2,725,959
Series A
5.00%, due 6/1/33	5,700,000	6,164,609
Series A
5.00%, due 6/1/34	1,500,000	1,617,730
Series A
5.00%, due 6/1/36	5,200,000	5,588,355
Township of Edison NJ, Unlimited General Obligation
2.00%, due 3/15/36	4,795,000	3,961,024
		254,261,460
New Mexico 0.1%
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Revenue Bonds
Series A
4.00%, due 8/1/37	3,900,000	3,922,036
New York 18.1%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 11/1/49	8,300,000	9,362,707
City of New York NY, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/36	9,420,000	8,711,476
Series A-1
4.00%, due 8/1/37	2,000,000	2,072,720
Series A-1
4.00%, due 8/1/38	4,250,000	4,386,317

	Principal Amount	Value
Long-Term Municipal Bonds
New York
City of New York NY, Unlimited General Obligation
Series A-1
4.00%, due 8/1/40	$ 3,570,000	$ 3,620,468
Series C
4.00%, due 8/1/40	6,100,000	6,178,032
Series B-1
4.00%, due 10/1/40	8,500,000	8,611,154
Series D-1, Insured: BAM
4.00%, due 3/1/41	11,200,000	11,394,158
Series A
4.00%, due 8/1/44	8,750,000	8,810,712
Series A
5.00%, due 8/1/32	6,000,000	7,147,962
Series C
5.00%, due 8/1/43	2,410,000	2,685,503
Series B-1
5.25%, due 10/1/32	17,850,000	20,303,056
City of New York NY, Limited General Obligation
Series F-1
5.00%, due 3/1/43	4,565,000	5,119,632
City of Yonkers NY, Unlimited General Obligation
Series D, Insured: AGM State Aid Withholding
4.00%, due 3/15/42	4,500,000	4,573,499
County of Suffolk NY, Limited General Obligation
Series D, Insured: BAM
4.00%, due 10/15/28	2,000,000	2,169,862
County of Suffolk NY, Public Improvement, Limited General Obligation
Series A, Insured: BAM
4.00%, due 4/1/32	4,280,000	4,527,931
Series B, Insured: AGM
5.00%, due 10/15/28	3,520,000	4,042,986
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/37	2,175,000	2,261,927
Long Island Power Authority, Electric System, Revenue Bonds
5.00%, due 9/1/39	1,875,000	2,092,345
Series A, Insured: BAM
5.00%, due 9/1/39	9,000,000	9,403,404
Series B
5.00%, due 9/1/45	8,070,000	8,641,694
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 11/15/42	8,280,000	8,279,153
Series A-1, Insured: AGM
4.00%, due 11/15/44	875,000	868,759
Series A-1
5.00%, due 11/15/41	2,410,000	2,504,191

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series D
5.00%, due 11/15/45	$ 11,050,000	$ 11,701,896
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/26	2,000,000	2,018,420
Series D-1
5.00%, due 11/15/26	2,285,000	2,449,393
Series A-1
5.00%, due 11/15/37	1,300,000	1,349,083
Series C
5.00%, due 11/15/38	6,700,000	6,783,966
Series A-1
5.00%, due 11/15/40	4,390,000	4,538,065
Series C
5.00%, due 11/15/42	9,025,000	9,132,209
Series B
5.00%, due 11/15/43	1,575,000	1,593,342
Series E
5.00%, due 11/15/43	2,500,000	2,542,159
Series C-1
5.25%, due 11/15/29	2,230,000	2,383,763
Series B
5.25%, due 11/15/35	2,370,000	2,456,899
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: BAM
5.00%, due 11/15/44	13,245,000	14,420,208
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 11/15/46	13,265,000	15,065,901
Series A
5.00%, due 11/15/48	6,060,000	6,866,965
Series A
5.00%, due 11/15/49	5,500,000	6,226,321
New York City Housing Development Corp., Multi-Family Housing, Revenue Bonds
Series E-1-C
4.95%, due 11/1/46	3,825,000	3,967,549
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series BB-1, Insured: BAM
3.00%, due 6/15/44	10,000,000	8,910,312
Series FF
4.00%, due 6/15/41	4,250,000	4,294,453
Series EE
5.00%, due 6/15/40	14,085,000	15,500,414
Series EE
5.00%, due 6/15/45	4,000,000	4,553,525
5.00%, due 6/15/50	10,500,000	11,736,273

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series GG-1
5.00%, due 6/15/50	$ 10,000,000	$ 11,115,917
5.00%, due 6/15/51	6,170,000	6,892,619
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series B-1
3.00%, due 8/1/41	5,500,000	4,939,285
Series A-1
4.00%, due 11/1/37	7,000,000	7,257,942
Series D
4.00%, due 11/1/38	3,500,000	3,611,145
Series E-1
4.00%, due 2/1/39	6,330,000	6,529,847
Series C-1
4.00%, due 5/1/39	5,000,000	5,153,641
Series D
4.00%, due 11/1/39	4,500,000	4,638,277
Series C-1
4.00%, due 2/1/40	4,500,000	4,625,001
Series C-1
4.00%, due 5/1/40	6,035,000	6,183,459
Series C-1
4.00%, due 11/1/40	8,500,000	8,675,495
Series A
4.00%, due 5/1/41	6,975,000	7,101,054
Series D
4.00%, due 11/1/42	5,700,000	5,807,976
Series A
4.00%, due 5/1/43	2,575,000	2,610,164
Series C-1
4.00%, due 5/1/43	9,275,000	9,425,821
Series B-1
4.00%, due 11/1/43	12,000,000	12,174,486
Series D
4.00%, due 11/1/43	6,500,000	6,605,696
Series C-1
4.00%, due 5/1/45	19,500,000	19,742,761
Series C
4.00%, due 5/1/46	16,680,000	16,853,470
Series F-1
5.00%, due 5/1/32	3,500,000	3,906,646
Series A-1
5.00%, due 5/1/33	8,975,000	9,835,403
Series A-2
5.00%, due 8/1/33	4,000,000	4,474,040
Series A-2
5.00%, due 8/1/34	6,895,000	7,689,589

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series E-1
5.00%, due 2/1/37	$ 4,500,000	$ 4,866,991
Series F-1
5.00%, due 5/1/42	10,300,000	11,247,420
Series C-1
5.00%, due 2/1/51	13,065,000	14,620,035
Series A-1
5.25%, due 8/1/40	7,500,000	8,840,895
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1A, Insured: State Aid Withholding
4.00%, due 7/15/36	4,500,000	4,682,570
New York City Transitional Finance Authority Building Aid, Revenue Bonds
Series S-1, Insured: State Aid Withholding
3.00%, due 7/15/49	7,000,000	5,895,447
Series S-1, Insured: State Aid Withholding
4.00%, due 7/15/35	4,320,000	4,547,425
Series S-1, Insured: State Aid Withholding
4.00%, due 7/15/40	7,000,000	7,167,049
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/33	5,310,000	5,651,873
Series S-2, Insured: State Aid Withholding
5.00%, due 7/15/34	2,500,000	2,682,469
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/36	8,950,000	9,482,212
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/43	7,630,000	8,143,645
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/36	5,050,000	2,895,919
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	11,625,000	11,060,688
New York Liberty Development Corp., Revenue Bonds
Series 1WTC, Insured: BAM
3.00%, due 2/15/42	5,900,000	5,142,377
Series 1WTC
4.00%, due 2/15/43	10,900,000	11,028,701
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
3.00%, due 9/15/43	18,100,000	15,875,687
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 11/15/51	13,225,000	10,677,421
New York Power Authority, Green Transmission Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 11/15/47	8,425,000	8,591,902
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
3.00%, due 3/15/39	18,500,000	16,853,278

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series E
3.00%, due 3/15/41	$ 2,250,000	$ 2,026,509
Series A
4.00%, due 3/15/36	2,500,000	2,611,527
Series D
4.00%, due 2/15/37	5,500,000	5,692,182
Series A
4.00%, due 3/15/37	4,250,000	4,416,783
Series A
4.00%, due 3/15/38	4,220,000	4,340,276
Series D
4.00%, due 2/15/39	5,000,000	5,099,116
Series A
4.00%, due 3/15/39	18,200,000	18,643,836
Series A
4.00%, due 3/15/41	3,430,000	3,486,429
Series E
4.00%, due 3/15/42	9,000,000	9,157,849
Series A
4.00%, due 3/15/43	3,000,000	3,050,745
Series A
4.00%, due 3/15/48	4,500,000	4,535,216
Series E
5.00%, due 3/15/34	3,690,000	3,984,183
Series E
5.00%, due 2/15/35	3,155,000	3,609,624
Series A
5.00%, due 3/15/36	9,000,000	10,120,784
Series A
5.00%, due 3/15/41	20,000,000	22,686,566
Series D
5.00%, due 2/15/48	9,125,000	10,084,378
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series E
5.00%, due 3/15/31	5,000,000	5,705,691
Series A
5.00%, due 3/15/40	7,280,000	7,965,549
Series A
5.00%, due 3/15/40	21,130,000	23,355,900
Series C
5.00%, due 3/15/40	13,350,000	14,756,330
Series E
5.00%, due 3/15/40	4,250,000	4,734,099
Series C
5.00%, due 3/15/41	30,070,000	33,183,703
Series A
5.00%, due 3/15/43	6,600,000	7,256,908

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/44	$ 4,500,000	$ 4,871,541
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/34	3,200,000	3,602,336
Series A, Insured: BAM
5.00%, due 10/1/36	4,000,000	4,561,148
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A
5.00%, due 7/1/36	1,000,000	1,099,056
Series A
5.00%, due 7/1/38	1,000,000	1,094,462
New York State Environmental Facilities Corp., Clean Water & Drinking Water, Revenue Bonds
Series B
3.00%, due 6/15/38	8,400,000	7,797,077
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/39	14,930,000	15,276,878
Series B
4.00%, due 1/1/41	4,000,000	4,055,037
Series B, Insured: AGM
4.00%, due 1/1/50	4,990,000	5,035,614
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds, Junior Lien
Series B, Insured: BAM
4.00%, due 1/1/45	4,900,000	4,956,561
Series A
5.00%, due 1/1/46	4,500,000	4,784,961
New York State Thruway Authority, Revenue Bonds
Series N
5.00%, due 1/1/34	9,780,000	11,177,449
Series N
5.00%, due 1/1/35	4,250,000	4,827,515
Series N
5.00%, due 1/1/36	14,660,000	16,595,086
Series N
5.00%, due 1/1/38	4,915,000	5,514,726
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/34	16,950,000	20,282,529
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series C
3.00%, due 3/15/40	17,335,000	15,647,996
Series E
3.00%, due 3/15/48	3,520,000	3,004,684
Series A
3.00%, due 3/15/50	11,460,000	9,673,889

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/38	$ 2,500,000	$ 2,544,756
Series E
4.00%, due 3/15/41	11,000,000	11,155,515
Series E
4.00%, due 3/15/46	2,770,000	2,791,479
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/41	9,000,000	7,852,060
Series A
3.00%, due 3/15/42	9,000,000	7,771,187
Series A
4.00%, due 3/15/37	15,000,000	15,346,378
Series A
4.00%, due 3/15/42	9,180,000	9,253,103
Series A
4.00%, due 3/15/44	9,040,000	9,116,426
Series A
5.00%, due 3/15/36	5,610,000	6,325,411
New York State Urban Development Corp., State Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/30	11,050,000	12,110,204
Series A
5.00%, due 3/15/43	9,285,000	10,278,559
New York Transportation Development Corp., Laguardia Airport Terminal B Redevelopment Project, Revenue Bonds (c)
Series A, Insured: AGM-CR
4.00%, due 7/1/31	9,875,000	9,990,719
Series A, Insured: AGM
4.00%, due 7/1/36	22,450,000	22,603,244
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/37 (c)	1,400,000	1,408,971
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds (c)
5.00%, due 12/1/27	4,500,000	4,919,343
5.00%, due 12/1/28	4,500,000	4,941,368
5.00%, due 12/1/29	10,000,000	11,057,243
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
5.00%, due 12/1/45	19,750,000	22,231,680
Port Authority of New York & New Jersey, Revenue Bonds
Series 223
4.00%, due 7/15/35 (c)	3,670,000	3,785,595
Series 222, Insured: BAM
4.00%, due 7/15/39	8,015,000	8,221,315
Series 223
4.00%, due 7/15/39 (c)	2,090,000	2,117,582
Series 221
4.00%, due 7/15/40 (c)	3,000,000	3,032,309

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Port Authority of New York & New Jersey, Revenue Bonds
Series 223
4.00%, due 7/15/41 (c)	$ 4,425,000	$ 4,475,116
Series 218
4.00%, due 11/1/41 (c)	10,815,000	10,909,040
Series 218
5.00%, due 11/1/49 (c)	3,000,000	3,224,248
Series 231
5.50%, due 8/1/39 (c)	8,000,000	9,276,910
Series 231
5.50%, due 8/1/47 (c)	19,000,000	21,625,429
Rensselaer City School District, Certificate of Participation
Insured: AGM State Aid Withholding
5.00%, due 6/1/30	1,880,000	2,067,320
Insured: AGM State Aid Withholding
5.00%, due 6/1/32	2,000,000	2,196,961
State of New York, Unlimited General Obligation
Series A
3.00%, due 3/15/34	2,500,000	2,487,897
Suffolk County Water Authority, Waterworks, Revenue Bonds
Series A
3.75%, due 6/1/36	16,270,000	16,300,620
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series C
4.00%, due 11/15/43	10,750,000	10,904,031
Series B
5.00%, due 11/15/35	7,660,000	8,501,465
Series B
5.00%, due 11/15/38	3,100,000	3,417,722
Series A
5.00%, due 11/15/42	5,255,000	5,834,273
Series A
5.00%, due 11/15/45	11,240,000	12,299,222
Series A
5.00%, due 11/15/46	6,955,000	7,599,266
Series A
5.00%, due 11/15/54	5,860,000	6,404,277
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/34	6,190,000	6,564,637
Series A
5.00%, due 6/1/35	2,615,000	2,768,628
		1,312,138,739
North Carolina 0.1%
City of Charlotte NC, Unlimited General Obligation
Series A
5.00%, due 6/1/30	2,180,000	2,579,707

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
North Carolina Municipal Power Agency No. 1, Revenue Bonds
Series A
5.00%, due 1/1/25	$ 4,600,000	$ 4,924,410
		7,504,117
North Dakota 0.1%
City of Grand Forks ND, Altru Health System Obligated Group, Revenue Bonds
Insured: AGM
3.00%, due 12/1/51	7,850,000	6,298,056
State Board of Higher Education of the State of North Dakota, University of North Dakota Housing & Auxiliary Facilities, Revenue Bonds
Series A, Insured: AGM
4.00%, due 4/1/44	3,250,000	3,306,063
		9,604,119
Ohio 1.1%
American Municipal Power, Inc., Prairie State Energy Campus Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 2/15/34	24,435,000	26,131,239
Series A
5.00%, due 2/15/29	4,750,000	4,940,790
Series A, Insured: BAM
5.00%, due 2/15/33	3,700,000	4,270,919
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2, Class 1
5.00%, due 6/1/36	3,000,000	3,282,017
Clermont County Port Authority, West Clermont Local School District Project, Revenue Bonds
Insured: BAM
5.00%, due 12/1/32	2,200,000	2,395,433
Insured: BAM
5.00%, due 12/1/33	1,335,000	1,451,799
Cleveland-Cuyahoga County Port Authority, Annual Appropriation Bonds, Revenue Bonds
6.00%, due 11/15/25	1,630,000	1,635,448
County of Franklin OH, Nationwide Children's Hospital, Inc., Revenue Bonds
Series C
4.00%, due 11/1/40	3,000,000	3,020,348
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue Bonds
5.00%, due 1/1/23	200,000	201,997
5.00%, due 1/1/30	210,000	229,441
5.00%, due 1/1/34	360,000	391,590
5.25%, due 1/1/36	495,000	544,733
5.25%, due 1/1/52	2,500,000	2,668,590
Ohio Housing Finance Agency, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.50%, due 9/1/48	3,255,000	3,376,508
Ohio Water Development Authority Water Pollution Control Loan Fund, Green Bond, Revenue Bonds
Series A
4.00%, due 12/1/46	3,270,000	3,333,486

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds
4.00%, due 1/1/46	$ 6,530,000	$ 6,509,203
University of Cincinnati, Revenue Bonds
Series A
5.00%, due 6/1/45	11,675,000	12,552,992
Series C
5.00%, due 6/1/46	2,500,000	2,663,826
West Carrollton City School District, Unlimited General Obligation
Series A, Insured: SD CRED PROG
4.00%, due 12/1/56	2,500,000	2,530,114
		82,130,473
Oklahoma 0.4%
Garfield County Educational Facilities Authority, Enid Public Schools Project, Revenue Bonds
Series A
5.00%, due 9/1/28	4,250,000	4,702,634
Series A
5.00%, due 9/1/29	3,870,000	4,264,681
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	2,700,000	3,002,047
5.00%, due 9/1/29	2,120,000	2,352,779
Oklahoma Housing Finance Agency, Revenue Bonds
Series A
4.75%, due 9/1/48	1,935,000	2,022,998
Oklahoma Turnpike Authority, Revenue Bonds, Second Series
Series C
4.00%, due 1/1/42	4,500,000	4,559,642
Weatherford Industrial Trust, Custer County Independent School District No. 26 Weatherford, Revenue Bonds
5.00%, due 3/1/31	1,820,000	2,098,673
5.00%, due 3/1/33	2,000,000	2,288,016
		25,291,470
Oregon 0.4%
Port of Portland, Airport, Revenue Bonds
Series 27A
5.00%, due 7/1/38 (c)	9,000,000	9,911,636
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Revenue Bonds
Series C
4.50%, due 7/1/49	5,005,000	5,172,176
University of Oregon, Revenue Bonds
Series A, Insured: BAM
3.50%, due 4/1/52	18,000,000	16,699,509
		31,783,321
Pennsylvania 1.8%
City of Philadelphia PA, Unlimited General Obligation
Series A
5.00%, due 5/1/32	4,000,000	4,700,311

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
City of Philadelphia PA, Water & Wastewater, Revenue Bonds
Series A
5.00%, due 10/1/47	$ 10,850,000	$ 11,818,816
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	5,250,000	5,313,547
Insured: BAM
5.00%, due 6/1/31	8,950,000	9,948,802
Commonwealth Financing Authority, Revenue Bonds
Series B-1, Insured: AGM
5.00%, due 6/1/25	2,500,000	2,718,016
Commonwealth of Pennsylvania, Unlimited General Obligation, First Series
Series 1
4.00%, due 3/1/35	4,500,000	4,738,841
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/36	4,465,000	4,515,605
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
Series B
4.00%, due 8/15/42	6,000,000	6,124,200
4.00%, due 8/15/49	21,140,000	21,205,384
5.00%, due 8/15/49	4,750,000	5,102,294
Pennsylvania State University (The), Revenue Bonds
Series A
5.00%, due 9/1/48	5,000,000	5,557,293
Pennsylvania Turnpike Commission, Revenue Bonds
Series A, Insured: BAM
5.00%, due 12/1/44	8,975,000	9,930,985
Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds
Series 14T
5.00%, due 10/1/31	2,300,000	2,526,242
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series A, Insured: AGM
5.00%, due 9/1/44	3,780,000	4,261,891
State Public School Building Authority, Philadelphia Community College, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/28	4,755,000	5,119,415
State Public School Building Authority, School District of Philadelphia (The), Revenue Bonds
Series A, Insured: AGM State Aid Withholding
5.00%, due 6/1/31	26,975,000	29,883,215
		133,464,857
Puerto Rico 0.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGC-ICC
6.125%, due 7/1/24	290,000	301,175

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, Insured: AGM
3.625%, due 7/1/23	$ 3,115,000	$ 3,106,751
Series UU, Insured: AGC
4.25%, due 7/1/27	2,345,000	2,345,454
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	1,140,000	1,142,516
Series PP, Insured: NATL-RE
5.00%, due 7/1/23	855,000	857,046
Series SS, Insured: NATL-RE
5.00%, due 7/1/23	825,000	826,974
Series UU, Insured: AGM
5.00%, due 7/1/23	2,040,000	2,076,286
Series PP, Insured: NATL-RE
5.00%, due 7/1/24	2,665,000	2,671,376
Series UU, Insured: AGM
5.00%, due 7/1/24	4,165,000	4,239,083
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	500,000	508,894
Series SS, Insured: AGM
5.00%, due 7/1/30	550,000	559,783
Series VV, Insured: NATL-RE
5.25%, due 7/1/26	1,575,000	1,614,339
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	1,470,000	1,504,560
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	1,225,000	1,250,960
Series VV, Insured: NATL-RE
5.25%, due 7/1/34	550,000	559,709
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series D, Insured: AGM
5.00%, due 7/1/27	2,240,000	2,255,414
Series J, Insured: NATL-RE
5.00%, due 7/1/29	650,000	651,555
Series L, Insured: NATL-RE
5.25%, due 7/1/24	2,195,000	2,226,989
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
4.75%, due 8/1/22	820,000	820,000
Series A, Insured: AGM
5.00%, due 8/1/27	290,000	293,958
Series A, Insured: AGM
5.00%, due 8/1/30	1,440,000	1,459,653
Series C, Insured: AGC
5.25%, due 8/1/23	340,000	346,945

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Insured: BHAC-CR
(zero coupon), due 8/1/54	$ 98,098	$ 24,117
		31,643,537
Rhode Island 0.2%
City of Cranston RI, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/37	1,335,000	1,516,920
Providence Public Building Authority, Various Capital Projects, Revenue Bonds
Series A, Insured: AGM
5.875%, due 6/15/26	1,285,000	1,289,284
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/26	4,500,000	4,812,000
Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series B
5.00%, due 5/15/33	1,045,000	1,203,613
Series B
5.00%, due 5/15/34	1,095,000	1,256,833
Series B
5.00%, due 5/15/35	1,150,000	1,315,280
Series B
5.00%, due 5/15/36	1,205,000	1,372,369
Series B
5.00%, due 5/15/37	1,265,000	1,434,279
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity, Revenue Bonds
Series 69-B, Insured: GNMA / FNMA / FHLMC
4.00%, due 10/1/48	2,545,000	2,613,813
		16,814,391
South Carolina 1.7%
Patriots Energy Group Financing Agency, Gas Supply, Revenue Bonds
Series A
4.00%, due 10/1/48 (a)	3,605,000	3,689,537
South Carolina Public Service Authority, Revenue Bonds
Series B
4.00%, due 12/1/29	4,417,000	4,717,548
Series A, Insured: BAM
4.00%, due 12/1/40	5,750,000	5,785,744
Series A
5.00%, due 12/1/32	9,000,000	9,584,034
Series B
5.00%, due 12/1/56	2,500,000	2,603,607
South Carolina Public Service Authority, Santee Cooper, Revenue Bonds
Series A, Insured: BAM
4.00%, due 12/1/52	26,450,000	26,227,778
Series A
5.00%, due 12/1/31	2,500,000	2,832,737

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
South Carolina Public Service Authority, Santee Cooper, Revenue Bonds
Series A
5.00%, due 12/1/36	$ 13,500,000	$ 14,990,729
Series B
5.00%, due 12/1/51	2,000,000	2,140,677
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/55	17,641,000	17,321,169
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A
4.50%, due 7/1/48	2,390,000	2,476,303
South Carolina Transportation Infrastructure Bank, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/35	5,310,000	5,899,481
Series A
5.00%, due 10/1/36	13,450,000	14,920,622
Sumter Two School Facilities, Inc., Sumter School District Project, Revenue Bonds
Series C, Insured: BAM
5.00%, due 12/1/27	1,100,000	1,200,596
University of South Carolina, Campus Village Project, Revenue Bonds
Series A
4.00%, due 5/1/51	10,000,000	10,131,280
		124,521,842
South Dakota 0.1%
South Dakota Conservancy District, State Revolving Fund Program, Revenue Bonds
5.00%, due 8/1/37	1,750,000	1,969,529
5.00%, due 8/1/38	2,500,000	2,807,308
		4,776,837
Tennessee 0.6%
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
Series A
4.00%, due 1/1/40	4,750,000	4,973,342
Metropolitan Nashville Airport Authority (The), Revenue Bonds (c)
Series B
5.00%, due 7/1/44	10,975,000	11,791,022
Series B
5.00%, due 7/1/49	5,940,000	6,343,920
Series B
5.00%, due 7/1/54	9,850,000	10,444,934
Tennessee Energy Acquisition Corp., Revenue Bonds
4.00%, due 11/1/49 (a)	1,250,000	1,283,321
Tennessee Housing Development Agency, Revenue Bonds
4.50%, due 7/1/49	4,490,000	4,673,656
		39,510,195

	Principal Amount	Value
Long-Term Municipal Bonds
Texas 6.3%
Argyle Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/47	$ 10,000,000	$ 11,493,015
Bexar County Hospital District, Certficates of Obligation, Limited General Obligation
4.00%, due 2/15/37	3,700,000	3,792,720
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A, Insured: AMBAC
(zero coupon), due 8/15/28	8,485,000	7,176,097
Series A
5.00%, due 8/15/39	3,320,000	3,718,988
Central Texas Turnpike System, Revenue Bonds
Series C
5.00%, due 8/15/34	4,250,000	4,396,869
Series C
5.00%, due 8/15/42	2,135,000	2,193,553
City of Austin TX, Airport System, Revenue Bonds
5.00%, due 11/15/24 (c)	3,750,000	3,985,082
5.00%, due 11/15/44	14,500,000	15,022,072
Series B
5.00%, due 11/15/44 (c)	18,195,000	19,815,609
Series B
5.00%, due 11/15/48 (c)	12,000,000	13,006,691
5.00%, due 11/15/52	11,500,000	12,564,731
5.25%, due 11/15/47	13,500,000	15,111,735
City of Celina TX, Limited General Obligation
5.00%, due 9/1/47 (b)	8,000,000	9,145,718
City of Dallas TX, Hotel Occupancy Tax, Revenue Bonds
4.00%, due 8/15/33	1,000,000	1,029,580
City of El Paso TX, Limited General Obligation
4.00%, due 8/15/42	17,040,000	17,228,883
City of Georgetown TX, Utility System, Revenue Bonds
Insured: AGM
5.25%, due 8/15/52	5,000,000	5,711,013
City of Houston TX, Limited General Obligation
Series A
5.00%, due 3/1/29	4,250,000	4,778,832
City of Houston TX, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/31	2,450,000	2,548,711
5.00%, due 9/1/34	1,550,000	1,607,682
City of Lubbock TX, Revenue Bonds
Insured: AGM-CR
4.00%, due 4/15/51	5,700,000	5,744,625
City of New Braunfels TX, Utility System, Revenue Bonds
5.00%, due 7/1/53	3,000,000	3,369,291
City of San Antonio TX, Electric & Gas Systems, Revenue Bonds
4.00%, due 2/1/28	3,000,000	3,209,529
5.00%, due 2/1/32	2,605,000	2,890,984

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Conroe Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
4.00%, due 2/15/47	$ 5,000,000	$ 5,130,153
Dallas Area Rapid Transit, Revenue Bonds, Senior Lien
Series B
4.00%, due 12/1/36	4,000,000	4,129,567
Series B
4.00%, due 12/1/51	10,385,000	10,417,395
Series A
5.00%, due 12/1/45	6,320,000	7,050,304
Dallas Fort Worth International Airport, Revenue Bonds
Series B, Insured: BAM
4.00%, due 11/1/35	21,040,000	22,009,285
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Sub. Lien
3.00%, due 3/1/46	6,500,000	5,707,287
Fredericksburg Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/47 (b)	8,195,000	9,404,592
Grand Parkway Transportation Corp., Revenue Bonds, First Tier
Series C
4.00%, due 10/1/49	8,780,000	8,672,796
Series C, Insured: AGM-CR
4.00%, due 10/1/49	29,455,000	29,675,821
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Revenue Bonds
Series A
3.00%, due 10/1/51	12,005,000	9,837,633
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds
Series A
5.00%, due 7/1/38	3,780,000	4,020,914
Harris County Flood Control District, Limited General Obligation
Series A
5.00%, due 10/1/32	5,000,000	5,828,084
Love Field Airport Modernization Corp., Revenue Bonds (c)
Insured: AGM
4.00%, due 11/1/36	7,000,000	7,070,417
Insured: AGM
4.00%, due 11/1/38	6,000,000	6,040,442
Lower Colorado River Authority, LCRA Transmission Services Corp., Revenue Bonds
Insured: AGM-CR
5.00%, due 5/15/51	6,570,000	7,233,864
North Texas Municipal Water District, Water System, Revenue Bonds
Series A
5.00%, due 9/1/27	5,500,000	6,341,737
Series A
5.00%, due 9/1/28	5,485,000	6,429,847
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
3.00%, due 1/1/38	11,100,000	10,119,038

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
North Texas Tollway Authority, Revenue Bonds
Series A
5.00%, due 1/1/34	$ 1,400,000	$ 1,479,505
Series A
5.00%, due 1/1/35	2,700,000	2,846,975
Series A, Insured: BAM
5.00%, due 1/1/38	8,575,000	9,013,849
Prosper Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/47	5,350,000	5,465,562
Insured: PSF-GTD
4.00%, due 2/15/52	5,350,000	5,446,849
San Antonio Water System, Revenue Bonds, Junior Lien
Series A
5.00%, due 5/15/40	3,000,000	3,507,870
Southwest Higher Education Authority, Inc., Southern Methodist University Project, Revenue Bonds
Series A
4.00%, due 10/1/42	3,500,000	3,508,321
State of Texas, Unlimited General Obligation
Series B
5.00%, due 8/1/39	2,000,000	2,155,141
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series A
5.00%, due 11/15/23	1,245,000	1,287,473
Series A
5.00%, due 11/15/24	1,305,000	1,381,405
Series A
5.00%, due 11/15/25	1,370,000	1,480,744
Series A
5.00%, due 11/15/26	1,190,000	1,306,948
Series B
5.00%, due 11/15/46	3,090,000	3,236,345
Tarrant Regional Water District Water Supply System, Revenue Bonds
5.00%, due 3/1/48 (b)	5,000,000	5,645,355
Texas Department of Housing & Community Affairs, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA
4.75%, due 1/1/49	15,000	15,672
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/26	3,450,000	3,720,611
5.00%, due 12/15/27	8,930,000	9,732,649
5.00%, due 12/15/29	3,250,000	3,572,186
5.00%, due 12/15/30	1,085,000	1,193,221
5.00%, due 12/15/31	5,415,000	5,976,191
5.00%, due 12/15/32	5,000,000	5,528,686
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/30/35	2,300,000	2,327,102

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
4.00%, due 5/1/31	$ 1,000,000	$ 1,034,507
Insured: BAM
4.00%, due 5/1/32	1,295,000	1,336,564
Texas State University System, Revenue Bonds
Series A
4.00%, due 3/15/35	2,000,000	2,115,922
Texas Water Development Board, State Revolving Fund, Revenue Bonds
5.00%, due 8/1/41	17,340,000	20,098,390
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
Series A
5.00%, due 10/15/45	3,000,000	3,262,241
Town of Prosper TX, Certificates Of Obligation, Limited General Obligation
4.00%, due 2/15/31	1,235,000	1,325,471
Van Alstyne Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/47	11,000,000	12,653,614
		456,316,555
U.S. Virgin Islands 1.1%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	12,555,000	13,439,507
Series A
5.00%, due 10/1/32	12,555,000	13,518,315
Series A
5.00%, due 10/1/39	37,670,000	39,917,121
Virgin Islands Public Finance Authority, Revenue Bonds
5.00%, due 9/1/30 (d)	5,000,000	5,353,732
Series C, Insured: AGM-CR
5.00%, due 10/1/39	5,120,000	5,319,033
		77,547,708
Utah 3.4%
City of Salt Lake City UT, Airport, Revenue Bonds (c)
Series A, Insured: BAM
4.00%, due 7/1/41	10,500,000	10,543,414
Series A, Insured: AGM-CR
4.00%, due 7/1/51	54,680,000	53,620,378
Series A
5.00%, due 7/1/35	10,000,000	11,283,170
Series A
5.00%, due 7/1/42	21,840,000	23,336,675
Series A, Insured: BAM
5.00%, due 7/1/43	20,305,000	21,909,600
Series A
5.00%, due 7/1/46	5,000,000	5,449,551

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
City of Salt Lake City UT, Public Utilities, Revenue Bonds
5.00%, due 2/1/52	$ 13,375,000	$ 15,466,010
County of Utah UT, IHC Health Services, Inc., Revenue Bonds
Series A
5.00%, due 5/15/45	3,000,000	3,098,589
Series B
5.00%, due 5/15/46	7,590,000	8,031,210
Intermountain Power Agency, Revenue Bonds
Series A
4.00%, due 7/1/36	8,500,000	8,973,093
Series A
5.00%, due 7/1/32	3,500,000	4,215,113
Series A
5.00%, due 7/1/33	6,250,000	7,486,622
Series A
5.00%, due 7/1/43	2,000,000	2,287,545
Series A
5.00%, due 7/1/45	20,845,000	23,800,494
Park City School District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 2/1/33	3,300,000	4,009,776
State of Utah, Unlimited General Obligation
3.00%, due 7/1/33	5,750,000	5,807,296
Utah Charter School Finance Authority, Syracuse Arts Academy Project, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.00%, due 4/15/42	1,000,000	861,933
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/45	2,225,000	2,196,514
Utah Housing Corp., Mortgage-Backed, Revenue Bonds
Series E, Insured: GNMA
2.00%, due 4/21/51	7,597,769	6,569,428
Series H, Insured: GNMA
4.50%, due 10/21/48	693,285	703,420
Series J, Insured: GNMA
4.50%, due 12/21/48	744,810	755,697
Series A, Insured: GNMA
4.50%, due 1/21/49	1,841,870	1,868,794
Series B, Insured: GNMA
4.50%, due 2/21/49	1,275,526	1,294,171
Series G, Insured: GNMA
5.00%, due 7/21/52	15,062,940	15,938,842
Utah Infrastructure Agency, Revenue Bonds
5.00%, due 10/15/38	1,990,000	2,208,679
5.00%, due 10/15/41	2,175,000	2,400,764

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Weber Basin Water Conservancy District, Revenue Bonds
Series A
5.00%, due 10/1/44	$ 4,380,000	$ 4,941,201
		249,057,979
Vermont 0.2%
University of Vermont and State Agricultural College, Revenue Bonds
4.00%, due 10/1/40	7,250,000	7,313,890
4.125%, due 10/1/45	5,050,000	5,090,205
		12,404,095
Virginia 0.4%
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds
3.75%, due 7/1/50	9,050,000	8,591,126
County of Loudoun VA, Unlimited General Obligation
Series A, Insured: State Aid Withholding
5.00%, due 12/1/32	2,000,000	2,436,850
Fairfax County Industrial Development Authority, Inova Health System Project, Revenue Bonds
3.50%, due 5/15/39	5,500,000	5,406,402
Hampton Roads Transportation Accountability Commission, Revenue Bonds
Series A
4.00%, due 7/1/52	10,000,000	10,149,807
Hampton Roads Transportation Accountability Commission, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/26	5,000,000	5,579,133
		32,163,318
Washington 1.1%
Energy Northwest, Columbia Generating Station Electric, Revenue Bonds
Series A
5.00%, due 7/1/33	6,300,000	7,385,513
Series A
5.00%, due 7/1/33	16,300,000	19,732,749
Series A
5.00%, due 7/1/35	6,500,000	7,808,600
State of Washington, Various Purpose, Unlimited General Obligation
Series R-C
4.00%, due 8/1/36	3,500,000	3,743,155
Series R-A
4.00%, due 2/1/37	4,620,000	4,909,373
Series A
5.00%, due 8/1/47	16,500,000	19,078,681
University of Washington, Revenue Bonds
Series B
4.00%, due 6/1/37	4,000,000	4,087,004
Series A
4.00%, due 4/1/38	1,860,000	1,945,950
Series A
4.00%, due 4/1/39	2,095,000	2,182,549

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	$ 1,600,000	$ 1,672,174
Washington State Housing Finance Commission, Single Family Program, Revenue Bonds
Series 1N
4.00%, due 12/1/48	3,335,000	3,421,420
Series 1N
4.00%, due 6/1/49	210,000	215,634
		76,182,802
Wisconsin 0.3%
State of Wisconsin, Unlimited General Obligation
Series B
5.00%, due 5/1/31	5,470,000	6,437,287
Series B
5.00%, due 5/1/32	3,920,000	4,589,773
Wisconsin Center District, Junior Dedicated, Revenue Bonds, Junior Lien
Series A
5.00%, due 12/15/31	3,165,000	3,205,900
Series A
5.00%, due 12/15/32	2,600,000	2,633,599
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series D
4.00%, due 3/1/47	3,080,000	3,158,915
		20,025,474
Wyoming 0.1%
Wyoming Community Development Authority, Revenue Bonds
Series 3
4.00%, due 6/1/43	2,445,000	2,506,422
Series 1
4.00%, due 12/1/48	2,545,000	2,612,759
		5,119,181
Total Long-Term Municipal Bonds (Cost $6,747,051,816)		6,792,000,553
Short-Term Municipal Notes 2.4%
Alabama 0.6%
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
1.68%, due 10/1/52 (e)	46,200,000	44,005,445
California 0.2%
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series C
1.47%, due 7/1/47 (e)	13,550,000	13,508,187

	Principal Amount	Value
Short-Term Municipal Notes
Georgia 0.2%
Development Authority of Appling County, Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/38 (e)	$ 2,500,000	$ 2,422,599
Development Authority of Burke County (The), Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/40 (e)	6,615,000	6,410,196
Development Authority of Monroe County (The), Oglethorpe Power Corp. Scherer Project, Revenue Bonds
Series A
1.50%, due 1/1/39 (e)	3,500,000	3,391,638
		12,224,433
Kentucky 0.2%
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series A-2
2.728%, due 8/1/52 (e)	19,660,000	18,479,934
New Jersey 0.3%
New Jersey Turnpike Authority, Revenue Bonds
Series D-1
1.899%, due 1/1/24 (e)	23,250,000	23,537,996
New York 0.4%
Metropolitan Transportation Authority, Revenue Bonds
Series D-2B, Insured: AGM
2.078%, due 11/1/32 (e)	25,350,000	24,976,501
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B-4A
1.405%, due 1/1/32 (e)	2,720,000	2,666,808
		27,643,309
Texas 0.5%
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
1.897%, due 9/15/27 (e)	39,050,000	37,801,162
Total Short-Term Municipal Notes (Cost $182,591,967)		177,200,466
Total Municipal Bonds (Cost $6,929,643,783)		6,969,201,019

	Shares	Value
Short-Term Investment 4.5%
Unaffiliated Investment Company 4.5%
BlackRock Liquidity Funds MuniCash, 1.19% (f)	326,685,013	$ 326,764,734
Total Short-Term Investment (Cost $326,764,734)		326,764,734
Total Investments (Cost $7,256,408,517)	100.7%	7,295,965,753
Other Assets, Less Liabilities	(0.7)	(52,811,699)
Net Assets	100.0%	$ 7,243,154,054

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2022.
(b)	Delayed delivery security.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of July 31, 2022.
Futures Contracts
As of July 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(5,250)	September 2022	$ (630,521,130)	$ (635,988,281)	$ (5,467,151)
U.S. Treasury Long Bonds	(1,000)	September 2022	(137,658,912)	(144,000,000)	(6,341,088)
Net Unrealized Depreciation					$ (11,808,239)

1.	As of July 31, 2022, cash in the amount of $13,250,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2022.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association
ICC—Insured Custody Certificates
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 6,792,000,553	$ —	$ 6,792,000,553
Short-Term Municipal Notes	—	177,200,466	—	177,200,466
Total Municipal Bonds	—	6,969,201,019	—	6,969,201,019
Short-Term Investment
Unaffiliated Investment Company	326,764,734	—	—	326,764,734
Total Investments in Securities	$ 326,764,734	$ 6,969,201,019	$ —	$ 7,295,965,753
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (11,808,239)	$ —	$ —	$ (11,808,239)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay U.S. Infrastructure Bond Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 91.5%
Corporate Bonds 3.5%
Commercial Services 1.1%
Howard University
Series 2020, Insured: AGM
2.516%, due 10/1/25	$ 1,230,000	$ 1,175,130
Mather Foundation
Series 2021
2.675%, due 10/1/31	5,000,000	4,479,475
Southern New Hampshire University
1.95%, due 1/1/25	1,000,000	949,890
		6,604,495
Healthcare-Services 2.4%
Ascension Health
Series B
2.532%, due 11/15/29	3,000,000	2,752,769
OhioHealth Corp.
2.297%, due 11/15/31	4,000,000	3,553,575
Rogers Memorial Hospital, Inc.
Series 2019
2.631%, due 7/1/26	1,080,000	1,036,214
Series 2019
3.188%, due 7/1/31	640,000	567,942
Series 2019
3.792%, due 7/1/39	2,480,000	2,115,624
Southeast Alaska Regional Health Consortium
Insured: AGM
2.262%, due 7/1/31	3,000,000	2,600,976
Sun Health Services
Series 19B
2.98%, due 11/15/27	925,000	881,689
		13,508,789
Total Corporate Bonds (Cost $21,617,821)		20,113,284
Municipal Bonds 88.0%
Alabama 1.1%
Alabama Federal Aid Highway Finance Authority Revenue Bonds
Series B
2.056%, due 9/1/31	3,500,000	3,089,038
University of Alabama at Birmingham Revenue Bonds
Series D
2.50%, due 10/1/30	1,450,000	1,337,076

	Principal Amount	Value
Municipal Bonds
Alabama
Water Works Board of the City of Birmingham (The) Revenue Bonds, Senior Lien
2.701%, due 1/1/29	$ 1,800,000	$ 1,715,269
		6,141,383
Alaska 0.8%
Alaska Municipal Bond Bank Authority Revenue Bonds
Series 2
2.022%, due 12/1/30	5,045,000	4,453,777
Arizona 0.6%
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project Revenue Bonds
Series B, Insured: BAM
3.10%, due 6/1/25	600,000	597,344
Arizona Industrial Development Authority, Voyager Foundation Inc., Project Revenue Bonds
Series 2020
3.65%, due 10/1/29	1,115,000	1,037,421
Series 2020
3.90%, due 10/1/34	1,900,000	1,701,910
		3,336,675
California 14.4%
Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue Bonds
Series F-1
2.425%, due 4/1/26	1,405,000	1,362,669
California Educational Facilities Authority, Chapman University Revenue Bonds
Series A
3.661%, due 4/1/33	3,300,000	3,172,103
California Health Facilities Financing Authority, Personal Income Tax, No Place Like Home Program Revenue Bonds, Senior Lien
2.584%, due 6/1/29	3,035,000	2,820,152
California Infrastructure and Economic Development Bank, J. David Gladstone Institutes (The) Revenue Bonds
3.20%, due 10/1/29	1,785,000	1,714,258
California Municipal Finance Authority, Harvey Mudd College Revenue Bonds
2.262%, due 12/1/30	1,520,000	1,396,748
California State University Revenue Bonds
Series D
1.69%, due 11/1/29	1,110,000	964,341

	Principal Amount	Value
Municipal Bonds
California
California Statewide Communities Development Authority, Front Porch Communities & Services Revenue Bonds
Series B
2.14%, due 4/1/30	$ 2,895,000	$ 2,533,639
Series B
2.34%, due 4/1/32	1,975,000	1,680,591
Series B
2.51%, due 4/1/34	2,500,000	2,075,675
Central Basin Municipal Water District Revenue Bonds
Series B, Insured: BAM
3.56%, due 8/1/33	1,345,000	1,232,024
City of Los Angeles CA Unlimited General Obligation
Series A
1.70%, due 9/1/28	2,205,000	2,000,116
City of Los Angeles CA, Department of Airports Customer Facility Charge, Green Bond Revenue Bonds
Series A, Insured: AGM
3.158%, due 5/15/29	1,280,000	1,222,422
City of Montebello CA Revenue Bonds
Insured: AGM
3.393%, due 6/1/32	1,000,000	920,678
City of San Buenaventura CA, Water Revenue Revenue Bonds
2.727%, due 1/1/40	2,755,000	2,227,566
Compton Community Redevelopment Agency Tax Allocation
Series B, Insured: AGM
3.308%, due 8/1/23	1,480,000	1,476,748
Series B, Insured: AGM
3.608%, due 8/1/24	2,900,000	2,907,977
El Cajon Redevelopment Agency, Cajon Redevelopment Project Tax Allocation
Insured: AGM-CR AMBAC
7.70%, due 10/1/30	1,990,000	2,356,372
Foothill-Eastern Transportation Corridor Agency Revenue Bonds, Senior Lien
Series B, Insured: AGM
2.191%, due 1/15/32	1,000,000	844,787
Inglewood Joint Powers Authority, City of Inglewood Revenue Bonds
Insured: BAM
3.469%, due 8/1/29	1,000,000	983,552

	Principal Amount	Value
Municipal Bonds
California
Long Beach Community College District Unlimited General Obligation
Series H
2.337%, due 8/1/28	$ 2,605,000	$ 2,435,151
Los Angeles Community College District Unlimited General Obligation
1.606%, due 8/1/28	4,795,000	4,355,034
Los Angeles Unified School District, Qualified School Construction Unlimited General Obligation
Series J-2
5.72%, due 5/1/27	3,000,000	3,301,804
Lynwood Housing Authority Revenue Bonds
4.00%, due 9/1/29	2,370,000	2,216,335
Mendocino-Lake Community College District Unlimited General Obligation
Series B, Insured: BAM
2.79%, due 8/1/30	2,100,000	1,947,985
Port of Oakland Revenue Bonds, Senior Lien
Series R
2.049%, due 5/1/29	2,185,000	1,958,064
Series R
2.199%, due 5/1/31	1,750,000	1,520,636
Riverside County Infrastructure Financing Authority, County of Riverside Revenue Bonds
Series B
1.976%, due 11/1/28	5,305,000	4,755,879
San Francisco City & County Airport Commission, International Airport Revenue Bonds
Series B
5.00%, due 5/1/46 (a)	5,000,000	5,244,686
San Luis Unit, Westlands Water District Financing Authority Revenue Bonds
Series A, Insured: AGM
2.412%, due 9/1/29	1,150,000	1,046,478
Santa Clarita Community College District Unlimited General Obligation
2.762%, due 8/1/30	600,000	569,178
Santa Monica Community College District, Election 2016 Unlimited General Obligation
Series B-1
3.415%, due 8/1/27	1,000,000	1,003,342
Series B-1
3.527%, due 8/1/28	1,030,000	1,035,721
Series B-1
3.697%, due 8/1/29	1,960,000	1,981,554

	Principal Amount	Value
Municipal Bonds
California
Silicon Valley Clean Water Revenue Bonds
Series A
1.932%, due 8/1/30	$ 1,000,000	$ 876,395
Solano County Community College District Unlimited General Obligation
2.817%, due 8/1/30	575,000	542,262
State of California, Various Purpose Unlimited General Obligation
1.70%, due 2/1/28	1,170,000	1,064,387
1.75%, due 11/1/30	4,615,000	3,983,633
3.00%, due 11/1/30	1,000,000	951,370
Transbay Joint Powers Authority, Green Bond Tax Allocation, Senior Lien
Series 2020A
3.58%, due 10/1/32	2,730,000	2,622,358
University of California Revenue Bonds
Series BG
1.316%, due 5/15/27	3,385,000	3,086,362
Series BF
1.714%, due 5/15/30	2,065,000	1,784,826
		82,175,858
Colorado 2.3%
City & County of Denver CO, Airport System Revenue Bonds
Series C
1.572%, due 11/15/26	1,000,000	929,577
Colorado Bridge Enterprise, Central 70 Project Revenue Bonds
Series A
2.543%, due 12/31/32	5,670,000	5,319,820
Colorado Housing and Finance Authority Revenue Bonds
Series G-1, Insured: GNMA
3.65%, due 11/1/46	755,000	752,447
Denver City & County School District No. 1 Unlimited General Obligation
Series C, Insured: State Aid Withholding
5.664%, due 12/1/33	4,500,000	5,102,961
Regional Transportation District Sales Tax, Fastracks Project Revenue Bonds
Series A
1.179%, due 11/1/27	1,000,000	901,256
		13,006,061

	Principal Amount	Value
Municipal Bonds
Connecticut 1.3%
City of Bridgeport CT Unlimited General Obligation
Series D, Insured: BAM
2.913%, due 9/15/28	$ 1,650,000	$ 1,603,694
State of Connecticut Unlimited General Obligation
Series A
2.677%, due 7/1/30	1,805,000	1,690,430
Series A
3.975%, due 6/15/29	1,000,000	1,028,214
State of Connecticut Bradley International Airport CFC, Ground Transportation Center Project Revenue Bonds
Series B
3.024%, due 7/1/25	2,045,000	1,994,596
3.431%, due 7/1/28	1,195,000	1,135,065
		7,451,999
Delaware 0.1%
Delaware Municipal Electric Corp. (The), Middletown & Seaford Project Revenue Bonds
Series B, Insured: BAM
4.35%, due 10/1/34	500,000	491,576
District of Columbia 0.6%
District of Columbia Revenue Bonds
Series B
3.629%, due 7/1/28	2,500,000	2,544,750
Metropolitan Washington Airports Authority Aviation Revenue Bonds
Series A
5.00%, due 10/1/26 (a)	750,000	828,466
		3,373,216
Florida 2.3%
City of Miami FL, Street & Sidewalk Improvement Program Revenue Bonds
Series B, Insured: AGM
4.592%, due 1/1/33 (b)	1,115,000	1,146,735
County of Broward FL, Airport System Revenue Bonds
Series C
2.384%, due 10/1/26	1,000,000	959,167
County of Broward FL, Convention Center Hotel Revenue Bonds, First Tier
4.00%, due 1/1/41	2,250,000	2,322,337

	Principal Amount	Value
Municipal Bonds
Florida
County of Miami-Dade FL, Aviation Revenue Bonds
Series E
2.449%, due 10/1/29	$ 1,000,000	$ 911,383
Series E
2.599%, due 10/1/31	1,025,000	915,647
Series B
3.135%, due 10/1/27	2,250,000	2,193,712
Florida Development Finance Corp., UF Health Jacksonville Project Revenue Bonds
Series B, Insured: AGM
3.223%, due 2/1/32	5,500,000	5,006,838
		13,455,819
Guam 2.0%
Antonio B Won Pat International Airport Authority Revenue Bonds
Series A
2.499%, due 10/1/25	1,180,000	1,119,456
Series A
2.699%, due 10/1/26	610,000	573,676
Series A
2.899%, due 10/1/27	825,000	768,302
Series A
3.099%, due 10/1/28	765,000	706,074
Guam Government Waterworks Authority Revenue Bonds
Series B
2.75%, due 7/1/30	6,500,000	5,839,151
Series B
3.25%, due 7/1/34	2,000,000	1,775,579
Port Authority of Guam Revenue Bonds
Series C
4.532%, due 7/1/27	500,000	506,115
		11,288,353
Hawaii 2.7%
City & County Honolulu, Wastewater System Revenue Bonds
Series A
1.473%, due 7/1/30	2,100,000	1,779,597
State of Hawaii Unlimited General Obligation
Series FZ
1.395%, due 8/1/30	1,000,000	843,930
Series FZ
1.595%, due 8/1/31	10,000,000	8,440,521

	Principal Amount	Value
Municipal Bonds
Hawaii
State of Hawaii Unlimited General Obligation
Series DX
5.51%, due 2/1/29	$ 2,900,000	$ 3,222,299
State of Hawaii Airports System, Customer Facility Charge Revenue Bonds
Series A
3.14%, due 7/1/47	1,500,000	1,109,268
		15,395,615
Idaho 1.4%
Idaho Energy Resources Authority, Bonneville Cooperation Project Revenue Bonds
2.952%, due 9/1/28	6,000,000	5,855,141
Idaho Housing & Finance Association, Gem Prep: Meridian Project Revenue Bonds
Series A, Insured: School Bond Guaranty
4.00%, due 5/1/42	2,220,000	2,134,604
		7,989,745
Illinois 9.2%
City of Chicago Heights IL Unlimited General Obligation
Series A, Insured: BAM
7.25%, due 12/1/34	3,815,000	4,723,113
City of Chicago IL Unlimited General Obligation
Series A
5.00%, due 1/1/33	1,355,000	1,446,917
Series A
5.00%, due 1/1/34	4,985,000	5,304,009
City of Chicago IL, Taxable Project Unlimited General Obligation
Series C-1, Insured: BAM
7.781%, due 1/1/35	2,195,000	2,795,189
City of Galesburg IL, Knox College Project Revenue Bonds
Series B
1.922%, due 10/1/24	1,000,000	957,512
County of Cook IL Unlimited General Obligation
Series C
5.79%, due 11/15/29	5,000,000	5,283,621
County of Cook IL, Build America Bonds Unlimited General Obligation
6.229%, due 11/15/34	1,000,000	1,165,366
Insured: AGM-CR
6.229%, due 11/15/34	1,725,000	2,037,101

	Principal Amount	Value
Municipal Bonds
Illinois
County of Cook IL, Build America Bonds Unlimited General Obligation
Series B
6.36%, due 11/15/33	$ 1,500,000	$ 1,760,525
Illinois Finance Authority, State of Illinois Water Revolving Fund - Clean Water Program Revenue Bonds
4.00%, due 7/1/41	3,640,000	3,781,216
Lake County Community Unit School District No. 187 North Chicago Unlimited General Obligation
Series A, Insured: BAM
4.25%, due 1/1/29	750,000	767,487
Series A, Insured: BAM
4.25%, due 1/1/30	750,000	764,545
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B, Insured: BAM
2.857%, due 1/1/31	3,000,000	2,790,607
Sales Tax Securitization Corp. Revenue Bonds
3.372%, due 1/1/31	2,300,000	2,215,925
Sangamon County Water Reclamation District, Alternative Revenue Source Unlimited General Obligation
Series B
2.907%, due 1/1/34	1,885,000	1,644,199
State of Illinois, Sales Tax Revenue Bonds, Junior Lien
Series B
2.159%, due 6/15/29	2,250,000	1,983,490
Series B
2.359%, due 6/15/31	2,500,000	2,149,291
State of Illinois Unlimited General Obligation
Series B
4.31%, due 4/1/23	500,000	500,982
5.10%, due 6/1/33	3,000,000	3,063,346
State of Illinois, Build America Bonds Unlimited General Obligation
5.95%, due 3/1/23	450,000	455,098
Series 1
6.63%, due 2/1/35	5,000,000	5,440,343
Series 3, Insured: AGM-CR
6.725%, due 4/1/35	1,510,000	1,686,487
		52,716,369
Kentucky 1.0%
Kenton County Airport Board, Customer Facility Charge Revenue Bonds
4.489%, due 1/1/39	2,500,000	2,444,151

	Principal Amount	Value
Municipal Bonds
Kentucky
Kenton County Airport Board, Customer Facility Charge Revenue Bonds
4.689%, due 1/1/49	$ 1,400,000	$ 1,339,187
Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds
Series B, Insured: AGM
4.435%, due 12/1/38	2,000,000	1,915,206
		5,698,544
Louisiana 0.4%
State of Louisiana Unlimited General Obligation
Series C-1
1.864%, due 6/1/32	3,000,000	2,561,071
Maryland 2.7%
County of Baltimore MD, Build America Bonds Unlimited General Obligation
4.90%, due 11/1/32	1,000,000	1,102,300
Maryland Community Development Administration, Department of Housing & Community Development Revenue Bonds
Series D
2.644%, due 3/1/50	1,120,000	1,088,916
Maryland Economic Development Corp., Seagirt Marine Terminal Project Revenue Bonds
Series B
4.00%, due 6/1/26	3,650,000	3,650,765
Series B
4.125%, due 6/1/29	580,000	573,723
Series B
4.125%, due 6/1/30	500,000	491,032
Maryland Economic Development Corp., Purple Line Light Project, Green Bond (a) Revenue Bonds
Series B
5.00%, due 6/30/41	2,500,000	2,723,292
Series B
5.00%, due 12/31/41	2,500,000	2,723,292
Maryland Stadium Authority, Baltimore City Public School Construction Revenue Bonds
Series C, Insured: State Intercept
1.757%, due 5/1/27	1,715,000	1,583,445
Series C, Insured: State Intercept
1.907%, due 5/1/28	1,770,000	1,613,756
		15,550,521

	Principal Amount	Value
Municipal Bonds
Massachusetts 1.6%
Commonwealth of Massachusetts Limited General Obligation
Series E
1.77%, due 11/1/32	$ 1,000,000	$ 838,391
Massachusetts Development Finance Agency, Lesley University Revenue Bonds
Series B
3.165%, due 7/1/32	1,705,000	1,574,351
Massachusetts Development Finance Agency, Wellforce Obligated Group Revenue Bonds
Series B, Insured: AGM
4.496%, due 7/1/33	2,545,000	2,555,454
Massachusetts Port Authority Revenue Bonds
Series C
1.579%, due 7/1/30	1,125,000	965,681
Series C
1.679%, due 7/1/31	1,145,000	967,890
Massachusetts Water Resources Authority, Green Bond Revenue Bonds
Series C
1.94%, due 8/1/30	2,500,000	2,229,327
		9,131,094
Michigan 0.6%
City of Grand Rapids MI, Sanitary Sewer System Revenue Bonds
2.012%, due 1/1/32	1,000,000	866,291
Great Lakes Water Authority Sewage Disposal System Revenue Bonds, Senior Lien
Series A
2.365%, due 7/1/32	1,000,000	885,046
Michigan Finance Authority, Local Government Loan Program Revenue Bonds
Series C-1, Insured: State Aid Direct Deposit
3.585%, due 11/1/35	1,000,000	938,832
Series E, Insured: State Aid Direct Deposit
8.369%, due 11/1/35	715,000	924,097
		3,614,266
Mississippi 0.9%
State of Mississippi Unlimited General Obligation
Series B
1.699%, due 6/1/29	1,935,000	1,738,187
Series A
1.732%, due 11/1/32	3,900,000	3,266,139
		5,004,326

	Principal Amount	Value
Municipal Bonds
Missouri 0.6%
Missouri Highway & Transportation Commission, Build America Bonds Revenue Bonds
Series B
5.445%, due 5/1/33	$ 3,400,000	$ 3,733,134
New Jersey 4.6%
City of Bayonne NJ Unlimited General Obligation
Insured: AGM SCH BD RES FD
1.792%, due 8/1/29	2,875,000	2,501,724
City of Bayonne NJ, General Improvement Unlimited General Obligation
Insured: AGM
1.942%, due 7/1/30	1,065,000	912,885
Insured: AGM
2.042%, due 7/1/31	2,060,000	1,740,544
New Jersey Economic Development Authority, State Pension Funding Bonds Revenue Bonds
Series A, Insured: NATL-RE
7.425%, due 2/15/29	6,534,000	7,456,352
New Jersey Educational Facilities Authority, The College Of New Jersey Revenue Bonds
Series G, Insured: BAM
3.459%, due 7/1/32	1,330,000	1,280,541
New Jersey Turnpike Authority Revenue Bonds
Series B
1.713%, due 1/1/29	1,235,000	1,091,626
Series B
1.863%, due 1/1/31	5,000,000	4,257,411
South Jersey Transportation Authority Revenue Bonds
Series B
3.12%, due 11/1/26	500,000	481,421
Series B
3.36%, due 11/1/28	2,000,000	1,914,180
State of New Jersey Unlimited General Obligation
Series A
2.64%, due 6/1/30	2,000,000	1,861,175
Series A
2.85%, due 6/1/32	2,000,000	1,842,975
Series A, Insured: BAM
2.90%, due 6/1/33	1,000,000	918,421
		26,259,255

	Principal Amount	Value
Municipal Bonds
New York 15.7%
Brookhaven Local Development Corp., Long Island Community Hospital Project Revenue Bonds
Series B
4.50%, due 10/1/25	$ 2,565,000	$ 2,584,571
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation Revenue Bonds
Series B, Insured: AGM-CR
6.00%, due 10/1/30	1,855,000	2,097,514
City of New York NY Unlimited General Obligation
Series D
1.823%, due 8/1/30	5,150,000	4,465,152
Series D-3
1.97%, due 3/1/31	3,000,000	2,596,814
Series C-3
2.36%, due 8/1/31	2,000,000	1,776,116
Series A-3
2.52%, due 8/1/27	2,000,000	1,912,465
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue Bonds
Series A
5.00%, due 11/15/48	5,000,000	5,665,813
Metropolitan Transportation Authority, Green Bond Revenue Bonds
Series B-2
5.25%, due 11/15/33	3,050,000	3,415,760
New York City Industrial Development Agency, Yankee Stadium Project Revenue Bonds
Series B, Insured: AGM
2.681%, due 3/1/33	1,500,000	1,316,184
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series D-3
2.50%, due 11/1/33	1,150,000	993,167
Series F-2
3.35%, due 2/1/28	7,000,000	6,913,272
Series C-1
4.00%, due 5/1/43	3,400,000	3,455,287
New York Power Authority, Green Transmission Project Revenue Bonds
Series A, Insured: AGM
4.00%, due 11/15/47	2,800,000	2,855,469
New York Power Authority Revenue Bonds
Series A, Insured: AGM
5.749%, due 11/15/33	1,000,000	1,176,107

	Principal Amount	Value
Municipal Bonds
New York
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
1.748%, due 3/15/28	$ 6,655,000	$ 6,045,323
Series C
1.952%, due 3/15/29	1,060,000	952,755
Series C
5.452%, due 2/15/28	1,325,000	1,442,262
New York State Dormitory Authority, Montefiore Obligated Group Revenue Bonds
Series B, Insured: AGM
4.946%, due 8/1/48	1,000,000	961,104
New York State Energy Research & Development Authority, Residential Solar And Energy Efficiency Financing, Green Bond Revenue Bonds
Series A
3.62%, due 4/1/25	750,000	752,174
Series A
3.77%, due 4/1/26	1,045,000	1,054,194
Series A
3.927%, due 4/1/27	995,000	1,010,554
New York State Urban Development Corp., Sales Tax Revenue Bonds
Series B
1.75%, due 3/15/28	3,410,000	3,081,676
Series B
2.35%, due 3/15/27	3,360,000	3,186,997
Series A
5.00%, due 3/15/36	2,520,000	2,841,361
New York Transportation Development Corp., Terminal 4 JFK International Airport Project Revenue Bonds
5.00%, due 12/1/30 (a)	5,000,000	5,539,642
Port Authority of New York & New Jersey, Consolidated 159th Revenue Bonds
Series 159
6.04%, due 12/1/29	4,345,000	4,981,681
State of New York Unlimited General Obligation
Series B
1.74%, due 3/15/29	10,000,000	8,985,448
Series B
1.84%, due 3/15/30	5,000,000	4,445,518
Series B
2.65%, due 2/15/30	1,000,000	943,954
Triborough Bridge & Tunnel Authority Revenue Bonds
Series A-2
5.45%, due 11/15/32	1,985,000	2,215,687
		89,664,021

	Principal Amount	Value
Municipal Bonds
Ohio 3.0%
American Municipal Power, Inc., Hydroelectric Projects Revenue Bonds
Series A
7.334%, due 2/15/28	$ 4,225,000	$ 4,819,580
JobsOhio Beverage System Revenue Bonds
Series B
3.985%, due 1/1/29	2,050,000	2,079,544
Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds
5.438%, due 11/15/32	3,650,000	4,109,330
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group Revenue Bonds
5.25%, due 1/1/42	2,000,000	2,161,767
Ohio State University (The), General Receipts Revenue Bonds
Series B
3.673%, due 6/1/33	1,000,000	1,007,360
Summit County Development Finance Authority, Franciscan University of Steubenville Project Revenue Bonds
Series B
5.125%, due 11/1/48	1,000,000	1,008,530
Series A
6.00%, due 11/1/48 (b)	1,750,000	1,846,298
		17,032,409
Oklahoma 1.1%
Oklahoma City Water Utilities Trust Revenue Bonds
3.675%, due 7/1/29	1,250,000	1,281,961
3.758%, due 7/1/30	3,500,000	3,575,036
Oklahoma Municipal Power Authority, Power Suply System Revenue Bonds
Series B, Insured: AGM
2.251%, due 1/1/32	1,450,000	1,261,263
		6,118,260
Oregon 2.8%
Metro Unlimited General Obligation
Series B
1.76%, due 6/1/28	2,000,000	1,834,616
Oregon State Facilities Authority, Lewis & Clark College Project Revenue Bonds
Series A
2.486%, due 10/1/35	4,000,000	3,144,203

	Principal Amount	Value
Municipal Bonds
Oregon
Oregon State Lottery Revenue Bonds
Series B
3.487%, due 4/1/28	$ 2,570,000	$ 2,591,755
Series B
3.821%, due 4/1/31	3,600,000	3,658,649
Port of Portland Airport OR, Portland International Airport Customer Facility Charge Revenue Bonds
4.067%, due 7/1/39	1,000,000	899,923
State of Oregon, Department of Transportation Revenue Bonds, Senior Lien
Series B
1.66%, due 11/15/31	1,000,000	844,512
State of Oregon Unlimited General Obligation
Series B
3.887%, due 5/1/30	1,500,000	1,534,011
State of Oregon Department of Transportation Revenue Bonds, Senior Lien
Series B
1.53%, due 11/15/30	1,750,000	1,493,799
		16,001,468
Pennsylvania 2.9%
Authority Improvement Municipalities, Carlow University Revenue Bonds
Series B
5.00%, due 11/1/53	1,000,000	852,275
Commonwealth Financing Authority Revenue Bonds
Series C
2.658%, due 6/1/29	1,375,000	1,277,444
Commonwealth of Pennsylvania Unlimited General Obligation
1.85%, due 8/1/29	5,860,000	5,221,101
Pennsylvania Economic Development Financing Authority, Build America Bonds Revenue Bonds
Series B
6.532%, due 6/15/39	1,495,000	1,794,023
Pennsylvania Higher Educational Facilities Authority, Widener University Revenue Bonds
Series B
2.789%, due 7/15/30	2,080,000	1,832,078
Pennsylvania Turnpike Commission Revenue Bonds, First Series
2.412%, due 12/1/27	1,000,000	929,886

	Principal Amount	Value
Municipal Bonds
Pennsylvania
Reading Area Water Authority, Green Bond Revenue Bonds
Insured: BAM
2.439%, due 12/1/31	$ 3,295,000	$ 2,908,200
State Public School Building Authority, School District of Philadelphia (The) Revenue Bonds
Series A, Insured: State Aid Withholding
3.046%, due 4/1/28	1,920,000	1,820,254
		16,635,261
South Carolina 0.2%
City of Columbia SC, Waterworks & Sewer System Revenue Bonds
Series B
2.318%, due 2/1/27	1,350,000	1,296,562
Tennessee 0.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project Revenue Bonds
Series B
4.409%, due 10/1/34	1,280,000	1,230,709
Tennessee Energy Acquisition Corp. Revenue Bonds
Series A
4.00%, due 5/1/48 (c)	2,500,000	2,531,494
		3,762,203
Texas 4.7%
City of Austin TX, Airport System Revenue Bonds
5.00%, due 11/15/38	2,000,000	2,245,809
City of Garland TX, Electric Utility System Revenue Bonds
Series B, Insured: AGM
2.172%, due 3/1/32	1,000,000	888,964
City of Houston TX, Airport System Revenue Bonds, Sub. Lien
Series C
1.816%, due 7/1/27	3,000,000	2,758,757
Series C
2.085%, due 7/1/28	3,250,000	2,980,529
Series C, Insured: BAM
2.485%, due 7/1/32	3,795,000	3,367,527
City of Lubbock TX Revenue Bonds
Insured: AGM-CR
4.00%, due 4/15/51	1,920,000	1,935,031

	Principal Amount	Value
Municipal Bonds
Texas
City of San Antonio TX Limited General Obligation
1.643%, due 2/1/30	$ 1,000,000	$ 873,889
Gainesville Hospital District Limited General Obligation
Series A
4.753%, due 8/15/23	1,520,000	1,536,224
North Texas Tollway Authority Revenue Bonds, First Tier
Series B
1.727%, due 1/1/28	1,505,000	1,351,500
Port of Corpus Christi Authority of Nueces County Revenue Bonds, Senior Lien
Series B
4.875%, due 12/1/38	2,000,000	2,041,104
San Antonio Education Facilities Corp., University of the Incarnate Word Project Revenue Bonds
Series B
2.65%, due 4/1/30	1,100,000	954,269
Series B
2.73%, due 4/1/31	750,000	641,465
State of Texas Unlimited General Obligation
Series B
1.944%, due 10/1/31	1,000,000	876,674
Texas Transportation Commission State Highway Fund Revenue Bonds, First Tier
Series B
5.178%, due 4/1/30	3,565,000	3,886,348
Wylie Independent School District Unlimited General Obligation
Series B, Insured: PSF-GTD
(zero coupon), due 8/15/43	1,220,000	526,528
		26,864,618
U.S. Virgin Islands 1.0%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds
Series B
6.00%, due 10/1/25	5,875,000	6,009,775
Utah 0.6%
County of Salt Lake UT, Convention Hotel Revenue Bonds
5.25%, due 10/1/34 (b)	3,610,000	3,527,887

	Principal Amount	Value
Municipal Bonds
Virginia 1.7%
City of Norfolk VA, Build America Bonds Unlimited General Obligation
Series B
5.942%, due 3/1/30	$ 1,500,000	$ 1,719,212
Farmville Industrial Development Authority, Longwood University Student Housing Project Revenue Bonds
Series B
5.00%, due 1/1/34	2,000,000	1,987,394
Fredericksburg Economic Development Authority, Fredericksburg Stadium Project Revenue Bonds
Series A
4.00%, due 9/1/29 (b)	2,150,000	2,177,976
Virginia College Building Authority, 21st Century College & Equipment Programs Revenue Bonds
Series B
1.485%, due 2/1/28	1,855,000	1,672,985
Virginia Small Business Financing Authority, 95 Express Lanes LLC Revenue Bonds, Senior Lien
4.00%, due 1/1/39 (a)	2,000,000	1,970,101
		9,527,668
Washington 1.6%
Northwest Open Access Network Revenue Bonds
2.04%, due 12/1/29	1,000,000	878,606
State of Washington Unlimited General Obligation
Series T
3.40%, due 8/1/28	5,000,000	5,077,711
State of Washington, Build America Bonds Unlimited General Obligation
Series F
5.09%, due 8/1/33	1,700,000	1,845,630
University of Washington Revenue Bonds
Series B
1.524%, due 4/1/30	1,510,000	1,299,756
		9,101,703
West Virginia 0.5%
County of Ohio WV, Special District Excise Tax Revenue Bonds
Series A
4.00%, due 3/1/40	3,500,000	2,961,800

	Principal Amount	Value
Municipal Bonds
Wisconsin 0.3%
State of Wisconsin Unlimited General Obligation
Series 1
2.501%, due 5/1/32	$ 2,000,000	$ 1,821,362
Total Municipal Bonds (Cost $509,755,624)		503,153,654
U.S. Government & Federal Agencies 0.0% ‡
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0% ‡
FHLMC Gold Pools, 30 Year
4.00%, due 10/1/48	126,516	129,161
6.50%, due 4/1/37	23,450	26,336
		155,497
Government National Mortgage Association (Mortgage Pass-Through Security) 0.0% ‡
GNMA I, 30 Year
6.50%, due 4/15/31	90,412	97,312
Total U.S. Government & Federal Agencies (Cost $242,530)		252,809
Total Long-Term Bonds (Cost $531,615,975)		523,519,747

	Shares
Short-Term Investments 8.7%
Affiliated Investment Company 8.3%
MainStay U.S. Government Liquidity Fund, 1.544% (d)	47,367,015	47,367,015

	Principal Amount
Short-Term Municipal Note 0.4%
County of Sacramento CA Insured: AGM
3.322%, due7/10/30 (e)	$ 2,500,000	2,487,399
Total Short-Term Municipal Note (Cost $2,495,282)		2,487,399
Total Short-Term Investments (Cost $49,862,297)		49,854,414
Total Investments (Cost $581,478,272)	100.2%	573,374,161
Other Assets, Less Liabilities	(0.2)	(1,335,796)
Net Assets	100.0%	$ 572,038,365

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2022.
(d)	Current yield as of July 31, 2022.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 44,540	$ 356,099	$ (353,272)	$ —	$ —	$ 47,367	$ 86	$ —	47,367
Futures Contracts
As of July 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(370)	September 2022	$ (44,436,727)	$ (44,822,031)	$ (385,304)

1.	As of July 31, 2022, cash in the amount of $666,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2022.

Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 20,113,284	$ —	$ 20,113,284
Municipal Bonds	—	503,153,654	—	503,153,654
U.S. Government & Federal Agencies	—	252,809	—	252,809
Total Long-Term Bonds	—	523,519,747	—	523,519,747
Short-Term Investments
Affiliated Investment Company	47,367,015	—	—	47,367,015
Short-Term Municipal Note	—	2,487,399	—	2,487,399
Total Short-Term Investments	47,367,015	2,487,399	—	49,854,414
Total Investments in Securities	$ 47,367,015	$ 526,007,146	$ —	$ 573,374,161
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (385,304)	$ —	$ —	$ (385,304)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Strategic Bond Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.3%
Asset-Backed Securities 11.9%
Automobile Asset-Backed Securities 5.7%
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	$ 1,000,000	$ 948,646
Series 2021-4, Class D
1.82%, due 2/14/28	1,520,000	1,417,650
Series 2022-1, Class D
2.46%, due 3/13/28	2,060,000	1,921,458
Series 2020-2, Class C
3.88%, due 4/13/26	2,289,407	2,282,182
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2021-1A, Class A
1.38%, due 8/20/27	2,000,000	1,797,842
Series 2020-2A, Class A
2.02%, due 2/20/27	1,275,000	1,182,987
Series 2020-1A, Class A
2.33%, due 8/20/26	1,260,000	1,207,752
CPS Auto Receivables Trust (a)
Series 2021-C, Class E
3.21%, due 9/15/28	895,000	813,356
Series 2020-C, Class E
4.22%, due 5/17/27	715,000	695,853
Series 2019-C, Class E
4.30%, due 7/15/25	1,030,000	1,016,346
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, due 3/15/29	1,000,000	931,185
Series 2021-1, Class D
1.45%, due 1/16/29	2,215,000	2,091,290
Enterprise Fleet Financing LLC
Series 2022-2, Class A3
4.79%, due 5/21/29 (a)	685,000	700,493
Flagship Credit Auto Trust (a)
Series 2021-4, Class D
2.26%, due 12/15/27	1,900,000	1,736,038
Series 2020-1, Class E
3.52%, due 6/15/27	1,815,000	1,718,693
Series 2019-2, Class E
4.52%, due 12/15/26	815,000	797,152
Series 2020-3, Class E
4.98%, due 12/15/27	1,090,000	1,071,209
GLS Auto Receivables Issuer Trust (a)
Series 2021-2A, Class D
1.42%, due 4/15/27	915,000	841,082
Series 2021-3A, Class D
1.48%, due 7/15/27	2,455,000	2,235,609
Series 2021-4A, Class D
2.48%, due 10/15/27	1,535,000	1,425,330

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
GLS Auto Receivables Issuer Trust (a)
Series 2020-1A, Class C
2.72%, due 11/17/25	$ 2,200,000	$ 2,163,489
Series 2020-1A, Class D
3.68%, due 11/16/26	1,070,000	1,036,720
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class C
2.52%, due 12/27/27	3,285,000	2,870,812
Series 2021-2A, Class D
4.34%, due 12/27/27	3,450,000	2,962,386
Hertz Vehicle Financing LLC
Series 2021-1A, Class C
2.05%, due 12/26/25 (a)	870,000	802,562
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, due 10/15/27	2,385,000	2,236,389
Series 2022-2, Class B
3.44%, due 9/15/27	1,825,000	1,782,450
		40,686,961
Home Equity Asset-Backed Securities 0.3%
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
2.449% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	1,305,990	1,272,922
First NLC Trust
Series 2007-1, Class A1
2.329% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)	245,326	135,703
GSAA Home Equity Trust
Series 2007-8, Class A3
3.159% (1 Month LIBOR + 0.90%), due 8/25/37 (b)	41,822	41,991
J.P. Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
2.359% (1 Month LIBOR + 0.10%), due 3/25/47 (b)	86,027	55,209
MASTR Asset-Backed Securities Trust
Series 2006-HE4, Class A1
2.359% (1 Month LIBOR + 0.10%), due 11/25/36 (b)	69,320	25,259
Morgan Stanley ABS Capital I, Inc. Trust (b)
Series 2007-HE4, Class A2A
2.369% (1 Month LIBOR + 0.11%), due 2/25/37	74,169	24,903
Series 2007-HE7, Class M1
4.259% (1 Month LIBOR + 2.00%), due 7/25/37	635,000	553,029
		2,109,016
Other Asset-Backed Securities 5.9%
American Airlines Pass-Through Trust
Series 2019-1, Class B
3.85%, due 2/15/28	871,268	736,017

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
American Airlines Pass-Through Trust
Series 2021-1, Class B
3.95%, due 7/11/30	$ 1,220,000	$ 1,005,302
Series 2016-1, Class A
4.10%, due 1/15/28	910,810	738,068
Series 2013-2, Class A
4.95%, due 1/15/23	1,200,885	1,178,118
AMSR Trust
Series 2020-SFR4, Class A
1.355%, due 11/17/37 (a)	2,080,000	1,946,204
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	708,788	650,856
Series 2021-1A, Class B1
1.98%, due 3/15/61	4,070,213	3,552,952
Series 2020-1, Class A2
1.99%, due 7/15/60	1,178,281	1,036,242
Series 2020-1, Class B1
2.28%, due 7/15/60	635,147	581,612
Series 2020-1, Class B2
2.60%, due 7/15/60	1,794,982	1,577,559
Crown Castle Towers LLC
4.241%, due 7/15/28 (a)	2,825,000	2,757,351
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	26,256	26,952
DB Master Finance LLC (a)
Series 2021-1A, Class A23
2.791%, due 11/20/51	1,771,100	1,493,221
Series 2019-1A, Class A23
4.352%, due 5/20/49	1,410,125	1,360,725
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II
4.474%, due 10/25/45 (a)	2,134,762	2,114,422
FirstKey Homes Trust (a)
Series 2020-SFR1, Class A
1.339%, due 8/17/37	3,642,487	3,413,418
Series 2021-SFR2, Class B
1.607%, due 9/17/38	805,000	715,944
Series 2021-SFR1, Class B
1.788%, due 8/17/38	2,345,000	2,121,518
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	1,727,009	1,572,694
Navient Private Education Refi Loan Trust (a)
Series 2021-EA, Class B
2.03%, due 12/16/69	2,450,000	2,005,249
Series 2020-GA, Class B
2.50%, due 9/16/69	1,145,000	1,034,586

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Navient Private Education Refi Loan Trust (a)
Series 2020-HA, Class B
2.78%, due 1/15/69	$ 500,000	$ 450,935
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,260,000	1,111,845
Series 2021-1, Class B1
2.41%, due 10/20/61	1,215,000	1,066,142
Progress Residential Trust (a)
Series 2020-SFR3, Class B
1.495%, due 10/17/27	1,400,000	1,303,987
Series 2021-SFR4, Class B
1.808%, due 5/17/38	1,340,000	1,209,694
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	1,159,175	951,271
United Airlines Pass-Through Trust
Series 2014-2, Class B
4.625%, due 9/3/22	2,471,909	2,469,913
Series 2020-1, Class A
5.875%, due 10/15/27	1,248,384	1,258,640
		41,441,437
Total Asset-Backed Securities (Cost $90,877,526)		84,237,414
Corporate Bonds 38.6%
Aerospace & Defense 0.2%
Howmet Aerospace, Inc.
3.00%, due 1/15/29	1,500,000	1,345,800
Agriculture 0.3%
BAT Capital Corp.
3.734%, due 9/25/40	1,330,000	966,351
BAT International Finance plc
4.448%, due 3/16/28	1,050,000	1,005,435
		1,971,786
Airlines 1.1%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,100,000	1,081,839
5.75%, due 4/20/29	2,450,000	2,345,875
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	845,000	834,437
4.75%, due 10/20/28	1,680,000	1,640,852

	Principal Amount	Value
Corporate Bonds
Airlines
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	$ 1,520,000	$ 1,535,185
		7,438,188
Auto Manufacturers 2.2%
Ford Motor Credit Co. LLC
3.35%, due 11/1/22	1,115,000	1,111,956
4.063%, due 11/1/24	2,280,000	2,242,950
4.125%, due 8/17/27	1,770,000	1,679,199
4.25%, due 9/20/22	860,000	861,240
General Motors Co.
5.60%, due 10/15/32	1,115,000	1,113,334
General Motors Financial Co., Inc.
2.35%, due 1/8/31	708,000	570,145
2.70%, due 6/10/31	1,525,000	1,247,509
2.90%, due 2/26/25	2,500,000	2,428,350
4.30%, due 4/6/29	1,090,000	1,033,107
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	3,610,000	3,105,336
		15,393,126
Auto Parts & Equipment 0.3%
Dana, Inc.
4.50%, due 2/15/32	2,845,000	2,377,600
Banks 11.1%
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	2,400,000	2,308,406
Bank of America Corp.
2.087%, due 6/14/29 (c)	1,275,000	1,126,154
3.384%, due 4/2/26 (c)	1,700,000	1,660,535
Series MM
4.30%, due 1/28/25 (c)(d)	2,021,000	1,768,375
4.948%, due 7/22/28 (c)	1,640,000	1,687,439
Series DD
6.30%, due 3/10/26 (c)(d)	3,570,000	3,706,360
8.57%, due 11/15/24	1,645,000	1,807,535
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(d)	2,710,000	2,202,688
BNP Paribas SA (a)
3.052%, due 1/13/31 (c)	1,650,000	1,449,464
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(d)	1,315,000	1,165,883
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(d)	1,610,000	1,296,558
BPCE SA
2.045%, due 10/19/27 (a)(c)	990,000	885,498
Citigroup, Inc.
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (b)(d)(e)	1,590,000	1,400,122

	Principal Amount	Value
Corporate Bonds
Banks
Citigroup, Inc.
4.91%, due 5/24/33 (c)	$ 985,000	$ 1,014,812
Series M
6.30%, due 5/15/24 (c)(d)	3,260,000	3,149,744
Citizens Financial Group, Inc.
Series G
4.00% (5 Year Treasury Constant Maturity Rate + 3.215%), due 10/6/26 (b)(d)	1,095,000	923,032
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(d)	2,370,000	2,008,575
Credit Suisse Group AG
3.091%, due 5/14/32 (a)(c)	1,485,000	1,193,758
Deutsche Bank AG
3.035%, due 5/28/32 (c)	460,000	378,139
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	3,390,000	2,924,455
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	895,000	735,079
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (c)	2,830,000	2,582,658
Series V
4.125% (5 Year Treasury Constant Maturity Rate + 2.949%), due 11/10/26 (b)(d)	2,150,000	1,891,538
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	3,430,000	2,621,867
JPMorgan Chase & Co. (c)
1.764%, due 11/19/31	1,507,000	1,232,256
Series HH
4.60%, due 2/1/25 (d)	1,327,000	1,176,511
Lloyds Banking Group plc
4.582%, due 12/10/25	1,365,000	1,345,761
4.65%, due 3/24/26	1,985,000	1,960,627
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(c)	1,490,000	1,245,578
Morgan Stanley (c)
2.484%, due 9/16/36	2,170,000	1,755,629
2.511%, due 10/20/32	2,315,000	1,986,265
NatWest Group plc (b)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	2,145,000	1,984,660
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (d)	2,650,000	2,090,352
Popular, Inc.
6.125%, due 9/14/23	1,582,000	1,595,811
Santander Holdings USA, Inc.
3.40%, due 1/18/23	1,500,000	1,497,119
Societe Generale SA (a)(b)(d)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	2,130,000	1,855,200
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (e)	2,200,000	1,846,050
Standard Chartered plc
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (a)(b)(d)	2,770,000	2,223,576

	Principal Amount	Value
Corporate Bonds
Banks
SVB Financial Group
Series C
4.00% (5 Year Treasury Constant Maturity Rate + 3.202%), due 5/15/26 (b)(d)	$ 1,385,000	$ 1,122,751
Texas Capital Bancshares, Inc.
4.00% (5 Year Treasury Constant Maturity Rate + 3.15%), due 5/6/31 (b)	1,770,000	1,612,846
UBS Group AG (a)(b)
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (d)	2,555,000	2,053,581
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28	1,070,000	1,071,778
Wells Fargo & Co. (c)
3.584%, due 5/22/28 (e)	380,000	367,499
4.897%, due 7/25/33	2,330,000	2,415,261
Series S
5.90%, due 6/15/24 (d)	3,295,000	3,127,894
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,337,000	1,104,226
		78,559,905
Chemicals 0.6%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	825,000	686,813
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,250,000	1,179,687
Orbia Advance Corp. SAB de CV
4.00%, due 10/4/27 (a)	2,600,000	2,509,000
		4,375,500
Commercial Services 0.6%
Allied Universal Holdco LLC
6.625%, due 7/15/26 (a)	1,930,000	1,870,112
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,640,000	1,504,348
California Institute of Technology
3.65%, due 9/1/19	1,118,000	861,828
		4,236,288
Computers 0.5%
Dell International LLC
8.10%, due 7/15/36	564,000	686,424
NCR Corp. (a)
5.00%, due 10/1/28	2,339,000	2,224,886
6.125%, due 9/1/29	717,000	698,048
		3,609,358
Diversified Financial Services 3.7%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	1,650,000	1,447,920
Air Lease Corp.
2.30%, due 2/1/25	3,275,000	3,097,832
3.25%, due 3/1/25	4,000,000	3,867,000

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(d)	$ 2,030,000	$ 1,618,389
Ally Financial, Inc.
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(d)	1,090,000	859,946
5.75%, due 11/20/25	3,820,000	3,868,591
8.00%, due 11/1/31	1,210,000	1,368,715
Avolon Holdings Funding Ltd.
3.25%, due 2/15/27 (a)	2,125,000	1,857,763
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	3,450,000	3,118,800
Capital One Financial Corp.
5.247%, due 7/26/30 (c)	965,000	977,714
Nomura Holdings, Inc.
5.099%, due 7/3/25	1,660,000	1,697,742
OneMain Finance Corp.
3.50%, due 1/15/27	2,935,000	2,498,983
		26,279,395
Electric 2.1%
AEP Texas, Inc.
4.70%, due 5/15/32	1,175,000	1,205,858
Calpine Corp.
5.125%, due 3/15/28 (a)	2,505,000	2,356,203
Dominion Energy, Inc.
Series C
4.35% (5 Year Treasury Constant Maturity Rate + 3.195%), due 1/15/27 (b)(d)	780,000	709,796
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (b)(d)	2,690,000	2,269,239
Ohio Power Co.
Series R
2.90%, due 10/1/51	955,000	717,709
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,855,000	1,311,701
Sempra Energy
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	2,150,000	1,814,970
WEC Energy Group, Inc.
3.524% (3 Month LIBOR + 2.113%), due 5/15/67 (b)	5,495,000	4,298,024
		14,683,500
Environmental Control 0.0% ‡
Stericycle, Inc.
3.875%, due 1/15/29 (a)	215,000	196,581
Food 0.7%
JBS USA LUX SA
5.75%, due 4/1/33 (a)	1,460,000	1,444,407

	Principal Amount	Value
Corporate Bonds
Food
Kraft Heinz Foods Co.
5.00%, due 7/15/35	$ 583,000	$ 595,353
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	1,520,000	1,278,839
U.S. Foods, Inc.
4.625%, due 6/1/30 (a)	1,710,000	1,566,787
		4,885,386
Gas 0.4%
National Fuel Gas Co.
2.95%, due 3/1/31	810,000	679,629
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	1,070,000	1,097,515
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	1,500,000	1,097,495
		2,874,639
Home Builders 0.3%
Thor Industries, Inc.
4.00%, due 10/15/29 (a)	1,230,000	996,534
Toll Brothers Finance Corp.
3.80%, due 11/1/29	495,000	444,972
4.35%, due 2/15/28	303,000	286,782
		1,728,288
Household Products & Wares 0.3%
Kronos Acquisition Holdings, Inc.
5.00%, due 12/31/26 (a)	2,770,000	2,376,754
Insurance 1.2%
Athene Global Funding
2.50%, due 3/24/28 (a)	1,900,000	1,659,590
Lincoln National Corp.
3.801% (3 Month LIBOR + 2.358%), due 5/17/66 (b)	3,537,000	2,723,490
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	685,000	693,638
Protective Life Corp.
8.45%, due 10/15/39	2,476,000	3,138,276
Willis North America, Inc.
3.875%, due 9/15/49	425,000	340,481
		8,555,475
Internet 0.8%
Expedia Group, Inc.
3.25%, due 2/15/30	3,920,000	3,385,449

	Principal Amount	Value
Corporate Bonds
Internet
Match Group Holdings II LLC (a)
3.625%, due 10/1/31	$ 2,520,000	$ 2,152,685
4.125%, due 8/1/30 (e)	122,000	109,131
		5,647,265
Lodging 1.6%
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	1,930,000	1,874,512
5.375%, due 5/1/25 (a)	935,000	935,000
Hyatt Hotels Corp.
1.80%, due 10/1/24	3,920,000	3,710,051
Marriott International, Inc.
3.75%, due 10/1/25 (e)	4,253,000	4,209,477
Series X
4.00%, due 4/15/28	605,000	587,387
		11,316,427
Media 0.6%
CCO Holdings LLC
5.375%, due 6/1/29 (a)	420,000	400,239
DISH DBS Corp.
5.75%, due 12/1/28 (a)	1,250,000	1,014,063
Grupo Televisa SAB
5.25%, due 5/24/49	1,695,000	1,668,202
Time Warner Entertainment Co. LP
8.375%, due 3/15/23	1,087,000	1,116,884
		4,199,388
Mining 0.3%
Industrias Penoles SAB de CV
4.75%, due 8/6/50 (a)	2,627,000	2,121,303
Miscellaneous—Manufacturing 0.3%
Textron Financial Corp.
3.146% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)(e)	2,905,000	2,222,325
Oil & Gas 0.2%
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)(f)	2,520,000	1,033,200
Packaging & Containers 0.3%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	135,000	132,532
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)(e)	1,740,000	1,673,567
		1,806,099

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals 0.5%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	$ 2,146,000	$ 1,937,302
4.75%, due 5/9/27	1,915,000	1,836,006
		3,773,308
Pipelines 3.9%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,240,000	998,317
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,570,000	2,215,392
DCP Midstream Operating LP
3.25%, due 2/15/32	3,090,000	2,661,942
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,290,000	1,221,822
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(d)	2,090,000	1,896,675
Enterprise Products Operating LLC
3.95%, due 1/31/60	1,630,000	1,338,586
4.20%, due 1/31/50	520,000	458,659
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	1,540,000	1,307,953
Hess Midstream Operations LP (a)
4.25%, due 2/15/30 (e)	2,630,000	2,342,857
5.625%, due 2/15/26	367,000	365,624
Holly Energy Partners LP
6.375%, due 4/15/27 (a)	755,000	747,529
Kinder Morgan, Inc.
7.75%, due 1/15/32	2,035,000	2,473,872
MPLX LP
4.00%, due 3/15/28	560,000	545,927
Plains All American Pipeline LP
3.80%, due 9/15/30	1,040,000	943,625
Sabine Pass Liquefaction LLC
5.75%, due 5/15/24	2,146,000	2,190,258
Targa Resources Corp.
4.20%, due 2/1/33	725,000	680,974
Venture Global Calcasieu Pass LLC
3.875%, due 11/1/33 (a)	2,580,000	2,239,801
Western Midstream Operating LP
5.75%, due 2/1/50 (g)	1,800,000	1,610,289
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,425,000	1,119,689
		27,359,791
Real Estate 0.1%
Realogy Group LLC
5.25%, due 4/15/30 (a)	1,060,000	845,456

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts 1.1%
GLP Capital LP
3.35%, due 9/1/24	$ 1,535,000	$ 1,478,696
Iron Mountain, Inc. (a)
4.875%, due 9/15/29	1,686,000	1,547,362
5.25%, due 7/15/30	395,000	369,534
Office Properties Income Trust
2.65%, due 6/15/26	1,520,000	1,266,915
Starwood Property Trust, Inc.
3.625%, due 7/15/26 (a)	3,172,000	2,862,730
		7,525,237
Retail 1.3%
AutoNation, Inc.
4.75%, due 6/1/30	2,300,000	2,222,344
Nordstrom, Inc.
4.00%, due 3/15/27	595,000	544,827
4.25%, due 8/1/31 (e)	2,860,000	2,316,343
QVC, Inc.
4.375%, due 9/1/28	2,305,000	1,797,900
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	2,775,000	2,297,145
		9,178,559
Semiconductors 0.3%
Broadcom, Inc. (a)
3.469%, due 4/15/34	2,040,000	1,745,798
3.75%, due 2/15/51 (e)	620,000	482,629
		2,228,427
Software 0.3%
MSCI, Inc.
3.25%, due 8/15/33 (a)	2,216,000	1,919,786
Oracle Corp.
3.65%, due 3/25/41	450,000	349,379
		2,269,165
Telecommunications 1.4%
Altice France SA
5.125%, due 7/15/29 (a)	2,405,000	2,058,319
AT&T, Inc.
3.65%, due 6/1/51	1,485,000	1,209,815
Sprint Corp.
7.875%, due 9/15/23	3,620,000	3,753,252
T-Mobile US, Inc.
2.625%, due 2/15/29	1,305,000	1,167,975

	Principal Amount	Value
Corporate Bonds
Telecommunications
Verizon Communications, Inc.
4.016%, due 12/3/29	$ 1,495,000	$ 1,500,304
		9,689,665
Total Corporate Bonds (Cost $304,060,854)		272,103,184
Foreign Government Bonds 2.4%
Brazil 0.2%
Brazil Government Bond
3.75%, due 9/12/31 (e)	1,770,000	1,558,468
Chile 0.6%
Chile Government Bond
2.55%, due 7/27/33	1,915,000	1,630,030
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	2,540,000	2,063,750
		3,693,780
Colombia 0.2%
Colombia Government Bond
3.25%, due 4/22/32	1,365,000	1,061,369
4.50%, due 1/28/26	500,000	479,088
		1,540,457
Mexico 1.4%
Comision Federal de Electricidad (a)
3.875%, due 7/26/33	2,385,000	1,878,188
4.677%, due 2/9/51	1,855,000	1,324,952
Mexico Government Bond
3.75%, due 4/19/71	1,480,000	1,017,928
Petroleos Mexicanos
6.50%, due 3/13/27	2,535,000	2,290,119
6.75%, due 9/21/47	4,835,000	3,301,725
		9,812,912
Total Foreign Government Bonds (Cost $21,266,463)		16,605,617
Loan Assignments 0.6%
Containers, Packaging & Glass 0.0% ‡
Mauser Packaging Solutions Holding Co.
Initial Term Loan
5.037% (1 Month LIBOR + 3.25%), due 4/3/24 (b)	290,183	277,850

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service 0.2%
TruGreen LP (b)
First Lien Second Refinancing Term Loan
6.372% (1 Month LIBOR + 4.00%), due 11/2/27	$ 769,983	$ 737,740
Second Lien Initial Term Loan
10.75% (3 Month LIBOR + 8.50%), due 11/2/28	450,000	423,000
		1,160,740
Entertainment 0.2%
Fertitta Entertainment LLC
Initial Term Loan B
6.327% (1 Month LIBOR + 4.00%), due 1/27/29 (b)	1,481,287	1,410,927
Utilities 0.2%
Southwestern Energy Co.
Initial Term Loan
4.704% (3 Month LIBOR + 2.50%), due 6/22/27 (b)	1,318,375	1,300,247
Total Loan Assignments (Cost $4,295,969)		4,149,764
Mortgage-Backed Securities 24.8%
Agency (Collateralized Mortgage Obligations) 4.0%
FHLMC (h)
REMIC, Series 5070, Class IG
1.50%, due 1/25/44	5,659,030	316,412
REMIC, Series 5200, Class SA
1.986% (SOFR 30A + 3.50%), due 2/25/52 (b)	2,897,091	165,932
REMIC, Series 5048, Class IC
2.00%, due 12/25/50	6,446,327	753,961
REMIC, Series 5021, Class SA
2.036% (SOFR 30A + 3.55%), due 10/25/50 (b)	3,411,723	203,599
REMIC, Series 5031, Class IQ
2.50%, due 10/25/50	1,743,714	251,628
REMIC, Series 5038, Class IB
2.50%, due 10/25/50	1,120,907	161,732
REMIC, Series 5038, Class IQ
2.50%, due 10/25/50	2,074,584	302,839
REMIC, Series 5149, Class LI
2.50%, due 10/25/51	4,148,368	581,841
REMIC, Series 5205, Class KI
3.00%, due 12/25/48	1,968,341	223,758
REMIC, Series 5152, Class BI
3.00%, due 7/25/50	2,990,559	440,135
REMIC, Series 5023, Class LI
3.00%, due 10/25/50	1,375,057	219,930
REMIC, Series 5094, Class IP
3.00%, due 4/25/51	1,343,370	207,392

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC (h)
REMIC, Series 5176, Class PI
3.00%, due 7/25/51	$ 1,279,113	$ 167,292
REMIC, Series 5160, Class IO
3.00%, due 10/25/51	1,119,166	126,072
REMIC, Series 5155, Class KI
3.00%, due 10/25/51	2,676,477	374,444
REMIC, Series 5036, Class IO
3.50%, due 11/25/50	3,411,596	678,283
REMIC, Series 4924, Class NS
3.791% (1 Month LIBOR + 6.05%), due 10/25/49 (b)	2,111,295	292,463
REMIC, Series 4957, Class SB
3.791% (1 Month LIBOR + 6.05%), due 11/25/49 (b)	1,179,188	209,326
FHLMC, Strips
Series 311, Class PO
(zero coupon), due 8/15/43	781,050	632,105
Series 358, Class PO
(zero coupon), due 10/15/47	2,469,769	2,012,329
Series 377, Class C4
2.00%, due 1/25/51 (h)	1,314,109	163,279
Series 380, Class C1
3.00%, due 1/25/50 (h)	1,225,825	190,910
Series 358, Class IO
3.50%, due 10/15/47 (h)	3,700,252	609,880
FNMA
REMIC, Series 2013-110, Class CO
(zero coupon), due 12/25/39	1,253,889	1,098,584
REMIC, Series 2013-105, Class QO
(zero coupon), due 5/25/40	345,757	301,123
REMIC, Series 2013-105, Class KO
(zero coupon), due 10/25/43	384,089	348,149
REMIC, Series 2013-110, Class DO
(zero coupon), due 11/25/43	600,314	521,009
REMIC, Series 2022-5, Class SN
0.286% (SOFR 30A + 1.80%), due 2/25/52 (b)(h)	1,463,367	12,430
REMIC, Series 2022-3, Class YS
1.036% (SOFR 30A + 2.55%), due 2/25/52 (b)(h)	8,675,000	246,918
REMIC, Series 2021-81, Class SA
1.086% (SOFR 30A + 2.60%), due 12/25/51 (b)(h)	12,266,570	287,587
REMIC, Series 2021-7, Class EI
2.50%, due 2/25/51 (h)	2,661,227	358,893
REMIC, Series 2021-13, Class BI
3.00%, due 2/25/50 (h)	1,856,384	291,625
REMIC, Series 2020-71, Class TI
3.00%, due 10/25/50 (h)	1,513,099	233,272
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	3,631,736	543,842

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	$ 1,768,013	$ 1,789,764
REMIC, Series 2019-32, Class SB
3.791% (1 Month LIBOR + 6.05%), due 6/25/49 (b)(h)	2,094,182	281,141
GNMA
Series 2021-214, Class SA
0.194% (SOFR 30A + 1.70%), due 12/20/51 (b)(h)	12,742,148	110,618
Series 2021-213, Class ES
0.194% (SOFR 30A + 1.70%), due 12/20/51 (b)(h)	12,560,593	115,922
Series 2022-24, Class SC
0.864% (SOFR 30A + 2.37%), due 2/20/52 (b)(h)	34,128,106	633,564
Series 2022-19, Class SG
0.944% (SOFR 30A + 2.45%), due 1/20/52 (b)(h)	7,669,767	146,143
Series 2020-115, Class YA
1.00%, due 8/20/50	1,682,316	1,424,097
Series 2020-129, Class AG
1.00%, due 9/20/50	2,309,064	1,953,298
Series 2020-166, Class CA
1.00%, due 11/20/50	3,136,921	2,610,026
Series 2021-77, Class KS
1.094% (SOFR 30A + 2.60%), due 5/20/51 (b)(h)	9,545,202	177,049
Series 2020-146, Class LI
2.00%, due 10/20/50 (h)	3,629,213	387,905
Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	1,527,939	182,175
Series 2020-188, Class IO
2.00%, due 12/20/50 (h)	3,223,417	337,197
Series 2021-57, Class AI
2.00%, due 2/20/51 (h)	4,597,462	497,919
Series 2021-205, Class GA
2.00%, due 11/20/51	698,739	627,446
Series 2021-158, Class SB
2.194% (SOFR 30A + 3.70%), due 9/20/51 (b)(h)	4,120,792	285,467
Series 2021-57, Class IB
2.50%, due 2/20/51 (h)	2,951,212	413,508
Series 2021-25, Class LI
2.50%, due 2/20/51 (h)	2,594,479	325,422
Series 2021-149, Class CI
2.50%, due 8/20/51 (h)	3,450,201	496,108
Series 2021-162, Class KI
2.50%, due 9/20/51 (h)	2,850,090	407,462
Series 2021-158, Class NI
3.00%, due 9/20/51 (h)	5,015,455	751,742
Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	3,136,541	477,892
		27,960,839

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 10.9%
BAMLL Commercial Mortgage Securities Trust (a)(b)
Series 2022-DKLX, Class E
6.086% (1 Month SOFR + 4.127%), due 1/15/39	$ 1,095,000	$ 1,020,504
Series 2022-DKLX, Class F
6.916% (1 Month SOFR + 4.957%), due 1/15/39	1,250,000	1,161,550
Bayview Commercial Asset Trust (a)(b)
Series 2006-4A, Class A1
2.604% (1 Month LIBOR + 0.345%), due 12/25/36	9,501	8,748
Series 2005-3A, Class A1
2.739% (1 Month LIBOR + 0.48%), due 11/25/35	771,030	699,765
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A
3.728% (1 Month SOFR + 1.77%), due 5/15/39 (a)(b)	1,485,000	1,453,451
BX Commercial Mortgage Trust (a)
Series 2021-XL2, Class A
2.688% (1 Month LIBOR + 0.689%), due 10/15/38 (b)	1,138,824	1,093,938
Series 2020-VIV2, Class C
3.542%, due 3/9/44 (i)	1,705,000	1,481,691
Series 2020-VIV3, Class B
3.544%, due 3/9/44 (i)	925,000	837,152
Series 2020-VIVA, Class D
3.549%, due 3/11/44 (i)	1,000,000	826,201
Series 2021-VOLT, Class D
3.649% (1 Month LIBOR + 1.65%), due 9/15/36 (b)	2,165,000	2,048,336
Series 2021-VOLT, Class E
3.999% (1 Month LIBOR + 2.00%), due 9/15/36 (b)	2,125,000	2,007,499
Series 2021-ACNT, Class E
4.197% (1 Month LIBOR + 2.197%), due 11/15/38 (b)	2,500,000	2,355,491
BX Trust (a)
Series 2021-LBA, Class AJV
2.80% (1 Month LIBOR + 0.80%), due 2/15/36 (b)	1,725,000	1,649,273
Series 2021-MFM1, Class C
3.199% (1 Month LIBOR + 1.20%), due 1/15/34 (b)	2,695,000	2,559,491
Series 2018-GW, Class C
3.219% (1 Month LIBOR + 1.22%), due 5/15/35 (b)	940,000	902,159
Series 2021-MFM1, Class D
3.499% (1 Month LIBOR + 1.50%), due 1/15/34 (b)	1,815,000	1,705,493
Series 2021-LBA, Class DV
3.60% (1 Month LIBOR + 1.60%), due 2/15/36 (b)	1,270,000	1,178,015
Series 2019-OC11, Class B
3.605%, due 12/9/41	205,000	186,731
Series 2021-RISE, Class D
3.749% (1 Month LIBOR + 1.75%), due 11/15/36 (b)	2,590,000	2,435,610
Series 2019-OC11, Class C
3.856%, due 12/9/41	1,145,000	1,031,327
Series 2019-OC11, Class D
4.075%, due 12/9/41 (i)	1,020,000	907,958

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Trust (a)
Series 2019-OC11, Class E
4.075%, due 12/9/41 (i)	$ 3,995,000	$ 3,419,621
Series 2021-ARIA, Class E
4.244% (1 Month LIBOR + 2.245%), due 10/15/36 (b)	1,900,000	1,785,761
BXHPP Trust (a)(b)
Series 2021-FILM, Class C
3.099% (1 Month LIBOR + 1.10%), due 8/15/36	1,090,000	999,505
Series 2021-FILM, Class D
3.499% (1 Month LIBOR + 1.50%), due 8/15/36	585,000	533,889
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class D
5.147% (1 Month SOFR + 3.188%), due 3/15/35 (a)(b)	1,150,000	1,103,902
Commercial Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	1,815,000	1,795,017
Series 2013-CR9, Class B
4.292%, due 7/10/45 (a)(i)	1,020,000	982,699
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	1,925,000	1,703,481
DROP Mortgage Trust
Series 2021-FILE, Class A
3.15% (1 Month LIBOR + 1.15%), due 10/15/43 (a)(b)	1,430,000	1,379,653
Extended Stay America Trust
Series 2021-ESH, Class D
4.25% (1 Month LIBOR + 2.25%), due 7/15/38 (a)(b)	3,056,190	2,952,331
FREMF Mortgage Trust (a)(i)
Series 2018-K73, Class B
3.854%, due 2/25/51	855,000	836,068
Series 2017-K63, Class C
3.875%, due 2/25/50	1,275,000	1,228,477
Series 2018-K154, Class B
4.023%, due 11/25/32	1,750,000	1,639,007
Series 2018-K78, Class B
4.128%, due 6/25/51	870,000	856,392
Series 2018-K155, Class B
4.167%, due 4/25/33	2,135,000	2,029,342
Series 2018-K81, Class C
4.173%, due 9/25/51	1,385,000	1,332,082
Series 2018-K81, Class B
4.173%, due 9/25/51	365,000	359,893
Series 2018-K84, Class C
4.185%, due 10/25/28	475,000	456,850
Series 2018-K76, Class B
4.207%, due 6/25/51	360,000	356,404
Series 2018-K79, Class B
4.211%, due 7/25/51	615,000	607,932

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FREMF Mortgage Trust (a)(i)
Series 2019-K87, Class C
4.324%, due 1/25/51	$ 950,000	$ 919,875
Series 2019-K88, Class C
4.382%, due 2/25/52	1,505,000	1,460,791
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	2,995,000	2,789,434
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-AON, Class B
4.379%, due 7/5/31 (a)	2,060,000	1,973,629
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	1,060,000	953,658
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M10
5.509% (1 Month LIBOR + 3.25%), due 10/15/49 (a)(b)	2,002,373	1,872,237
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	4,140,000	3,662,056
SLG Office Trust
Series 2021-OVA, Class D
2.851%, due 7/15/41 (a)	1,290,000	1,066,086
SMRT
Series 2022-MINI, Class D
3.909% (1 Month SOFR + 1.95%), due 1/15/39 (a)(b)	2,650,000	2,533,801
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class B
3.875%, due 4/10/46 (a)(j)	1,655,000	1,612,969
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(i)	2,395,000	2,349,283
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class AS
3.891%, due 8/15/47	1,805,000	1,758,274
		76,860,782
Whole Loan (Collateralized Mortgage Obligations) 9.9%
Alternative Loan Trust
Series 2005-31, Class 1A1
2.819% (1 Month LIBOR + 0.56%), due 8/25/35 (b)	1,958,056	1,765,553
Connecticut Avenue Securities Trust (a)(b)
Series 2020-R02, Class 2M2
4.259% (1 Month LIBOR + 2.00%), due 1/25/40	1,077,941	1,067,161
Series 2021-R01, Class 1B1
4.614% (SOFR 30A + 3.10%), due 10/25/41	3,670,000	3,293,825
Series 2020-SBT1, Class 1M2
5.909% (1 Month LIBOR + 3.65%), due 2/25/40	1,270,000	1,242,056

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2020-DNA6, Class M2
3.514% (SOFR 30A + 2.00%), due 12/25/50	$ 3,299,528	$ 3,272,802
Series 2021-HQA2, Class M2
3.564% (SOFR 30A + 2.05%), due 12/25/33	2,155,000	1,969,320
Series 2021-HQA3, Class M2
3.614% (SOFR 30A + 2.10%), due 9/25/41	2,615,000	2,339,063
Series 2021-HQA1, Class M2
3.764% (SOFR 30A + 2.25%), due 8/25/33	2,540,000	2,372,997
Series 2021-HQA1, Class B1
4.514% (SOFR 30A + 3.00%), due 8/25/33	1,740,000	1,426,798
Series 2021-DNA5, Class B1
4.564% (SOFR 30A + 3.05%), due 1/25/34	2,610,000	2,332,877
Series 2020-HQA1, Class B1
4.609% (1 Month LIBOR + 2.35%), due 1/25/50	1,815,000	1,713,288
Series 2020-DNA2, Class B1
4.759% (1 Month LIBOR + 2.50%), due 2/25/50	2,710,000	2,479,230
Series 2021-HQA3, Class B1
4.864% (SOFR 30A + 3.35%), due 9/25/41	3,865,000	3,435,255
Series 2022-DNA1, Class B1
4.914% (SOFR 30A + 3.40%), due 1/25/42	3,710,295	3,246,475
Series 2022-DNA2, Class M2
5.264% (SOFR 30A + 3.75%), due 2/25/42	1,690,000	1,588,629
FHLMC STACR Trust (a)(b)
Series 2019-DNA3, Class B1
5.509% (1 Month LIBOR + 3.25%), due 7/25/49	2,125,000	2,093,921
Series 2018-DNA2, Class B1
5.959% (1 Month LIBOR + 3.70%), due 12/25/30	2,850,000	2,842,866
Series 2019-DNA2, Class B1
6.609% (1 Month LIBOR + 4.35%), due 3/25/49	895,000	913,736
FHLMC Structured Agency Credit Risk Debt Notes (b)
Series 2018-HQA1, Class M2
4.559% (1 Month LIBOR + 2.30%), due 9/25/30	3,277,785	3,287,881
Series 2021-DNA2, Class B1
4.914% (SOFR 30A + 3.40%), due 8/25/33 (a)	1,365,000	1,231,048
FNMA (b)
Series 2017-C07, Class 2M2
4.759% (1 Month LIBOR + 2.50%), due 5/25/30	3,309,580	3,344,201
Series 2021-R02, Class 2B1
4.814% (SOFR 30A + 3.30%), due 11/25/41 (a)	1,450,000	1,314,570
Series 2017-C04, Class 2M2
5.109% (1 Month LIBOR + 2.85%), due 11/25/29	1,702,437	1,715,206
Series 2018-C01, Class 1B1
5.809% (1 Month LIBOR + 3.55%), due 7/25/30	1,000,000	1,016,291
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(j)	499,201	492,638

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
2.699% (1 Month LIBOR + 0.44%), due 6/25/37 (b)	$ 387,806	$ 364,028
Impac Secured Assets Trust
Series 2006-5, Class 2A
2.659% (1 Month LIBOR + 0.40%), due 12/25/36 (b)	16,430	16,063
Mello Warehouse Securitization Trust
Series 2021-1, Class B
3.159% (1 Month LIBOR + 0.90%), due 2/25/55 (a)(b)	1,060,000	1,027,662
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.379%, due 8/25/59 (i)	2,305,236	1,602,829
Series 2019-4A, Class B6
4.684%, due 12/25/58 (j)	2,124,596	1,472,783
Series 2019-2A, Class B6
4.908%, due 12/25/57 (j)	854,673	616,346
NewRez Warehouse Securitization Trust
Series 2021-1, Class B
3.159% (1 Month LIBOR + 0.90%), due 5/25/55 (a)(b)	3,085,000	3,010,902
Sequoia Mortgage Trust
Series 2018-7, Class B3
4.259%, due 9/25/48 (a)(j)	1,388,564	1,263,677
STACR Trust (a)(b)
Series 2018-HRP2, Class M3
4.659% (1 Month LIBOR + 2.40%), due 2/25/47	4,320,000	4,284,276
Series 2018-HRP1, Class B1
6.009% (1 Month LIBOR + 3.75%), due 4/25/43	1,785,000	1,782,521
Series 2018-HRP2, Class B1
6.459% (1 Month LIBOR + 4.20%), due 2/25/47	2,250,000	2,276,876
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A
1.691% (12 Month Monthly Treasury Average Index + 1.048%), due 8/25/46 (b)	564,630	511,559
		70,027,209
Total Mortgage-Backed Securities (Cost $183,561,995)		174,848,830
Municipal Bond 0.3%
California 0.3%
Regents of the University of California Medical Center, Pooled Revenue Bonds
Series N
3.006%, due 5/15/50	2,760,000	2,145,109
Total Municipal Bond (Cost $2,760,000)		2,145,109

	Principal Amount	Value
U.S. Government & Federal Agencies 15.7%
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.9%
UMBS, 30 Year
4.00%, due 6/1/52	$ 10,266,091	$ 10,323,749
4.00%, due 7/1/52	3,334,420	3,353,643
		13,677,392
United States Treasury Bonds 0.9%
U.S. Treasury Bonds
2.875%, due 5/15/52	3,140,000	3,036,969
3.25%, due 5/15/42	3,260,000	3,263,565
		6,300,534
United States Treasury Notes 12.9%
U.S. Treasury Notes
2.625%, due 7/31/29	16,395,000	16,315,583
2.75%, due 7/31/27	18,055,000	18,100,137
2.875%, due 5/15/32	24,300,000	24,736,641
3.00%, due 7/31/24	22,430,000	22,472,056
3.00%, due 7/15/25	9,275,000	9,321,375
		90,945,792
Total U.S. Government & Federal Agencies (Cost $110,115,722)		110,923,718
Total Long-Term Bonds (Cost $716,938,529)		665,013,636

	Shares
Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.(k)	14	45
Tobacco 0.0% ‡
Turning Point Brands, Inc.	6,802	163,248
Total Common Stocks (Cost $0)		163,293
Short-Term Investments 3.6%
Affiliated Investment Company 3.2%
MainStay U.S. Government Liquidity Fund, 1.544% (l)	22,262,220	22,262,220
Unaffiliated Investment Companies 0.4%
BlackRock Liquidity FedFund, 1.988% (l)(m)	1,500,000	1,500,000

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies
Invesco Government & Agency Portfolio, 2.17% (l)(m)	1,479,065	$ 1,479,065
Total Unaffiliated Investment Companies (Cost $2,979,065)		2,979,065
Total Short-Term Investments (Cost $25,241,285)		25,241,285
Total Investments (Cost $742,179,814)	97.9%	690,418,214
Other Assets, Less Liabilities	2.1	14,585,829
Net Assets	100.0%	$ 705,004,043

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2022.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2022.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $4,294,987; the total market value of collateral held by the Fund was $4,395,347. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,416,282. The Fund received cash collateral with a value of $2,979,065.
(f)	Illiquid security—As of July 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,033,200, which represented 0.1% of the Fund’s net assets.
(g)	Step coupon—Rate shown was the rate in effect as of July 31, 2022.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2022.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2022.
(k)	Non-income producing security.
(l)	Current yield as of July 31, 2022.
(m)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 53,259	$ 253,966	$ (284,963)	$ —	$ —	$ 22,262	$ 61	$ —	22,262

Futures Contracts
As of July 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 10 Year Ultra Bonds	165	September 2022	$ 20,881,155	$ 21,656,250	$ 775,095
U.S. Treasury Long Bonds	77	September 2022	10,943,913	11,088,000	144,087
Total Long Contracts					919,182
Short Contracts
U.S. Treasury 2 Year Notes	(144)	September 2022	(30,199,781)	(30,306,375)	(106,594)
U.S. Treasury 5 Year Notes	(676)	September 2022	(76,617,191)	(76,879,157)	(261,966)
U.S. Treasury 10 Year Notes	(489)	September 2022	(58,625,781)	(59,237,766)	(611,985)
U.S. Treasury Ultra Bonds	(57)	September 2022	(8,909,294)	(9,023,812)	(114,518)
Total Short Contracts					(1,095,063)
Net Unrealized Depreciation					$ (175,881)

1.	As of July 31, 2022, cash in the amount of $1,524,805 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2022.
Swap Contracts
As of July 31, 2022, the Fund held the following centrally cleared interest swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 40,000,000	USD	3/16/23	Fixed 2.793%	3 month USD LIBOR	Semi-Annually/Quarterly	$ —	$ 98,280	$ 98,280
41,000,000	USD	3/29/23	Fixed 2.762%	3 month USD LIBOR	Semi-Annually/Quarterly	—	123,102	123,102
						$ —	$ 221,382	$ 221,382

1.	As of July 31, 2022, cash in the amount of $258,676 was on deposit with a broker for centrally cleared swap agreements.

Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
USISDA—U.S. dollar International Swaps and Derivatives Association

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 84,237,414	$ —	$ 84,237,414
Corporate Bonds	—	272,103,184	—	272,103,184
Foreign Government Bonds	—	16,605,617	—	16,605,617
Loan Assignments	—	4,149,764	—	4,149,764
Mortgage-Backed Securities	—	174,848,830	—	174,848,830
Municipal Bond	—	2,145,109	—	2,145,109
U.S. Government & Federal Agencies	—	110,923,718	—	110,923,718
Total Long-Term Bonds	—	665,013,636	—	665,013,636
Common Stocks	163,293	—	—	163,293
Short-Term Investments
Affiliated Investment Company	22,262,220	—	—	22,262,220
Unaffiliated Investment Companies	2,979,065	—	—	2,979,065
Total Short-Term Investments	25,241,285	—	—	25,241,285
Total Investments in Securities	25,404,578	665,013,636	—	690,418,214
Other Financial Instruments (b)
Futures Contracts	919,182	—	—	919,182
Interest Rate Swaps	—	221,382	—	221,382
Total Other Financial Instruments	919,182	221,382	—	1,140,564
Total Investments in Securities and Other Financial Instruments	$ 26,323,760	$ 665,235,018	$ —	$ 691,558,778
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,095,063)	$ —	$ —	$ (1,095,063)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC Value Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 98.0%
Aerospace & Defense 5.9%
General Dynamics Corp.	60,832	$ 13,788,790
L3Harris Technologies, Inc.	69,816	16,753,746
Northrop Grumman Corp.	27,186	13,019,375
Raytheon Technologies Corp.	177,873	16,579,542
		60,141,453
Auto Components 1.2%
Gentex Corp.	446,833	12,609,627
Banks 7.1%
JPMorgan Chase & Co.	237,326	27,377,927
M&T Bank Corp.	113,636	20,164,708
PNC Financial Services Group, Inc. (The)	74,338	12,335,648
Truist Financial Corp.	243,169	12,272,740
		72,151,023
Beverages 1.2%
Keurig Dr Pepper, Inc.	318,759	12,348,724
Building Products 2.3%
Fortune Brands Home & Security, Inc.	111,801	7,790,294
Johnson Controls International plc	283,641	15,291,086
		23,081,380
Capital Markets 6.2%
Ares Management Corp.	227,067	16,269,351
Blackstone, Inc.	102,827	10,495,552
LPL Financial Holdings, Inc.	73,785	15,488,947
Morgan Stanley	246,254	20,759,212
		63,013,062
Chemicals 1.0%
Axalta Coating Systems Ltd.(a)	422,063	10,644,429
Communications Equipment 3.4%
Cisco Systems, Inc.	500,625	22,713,356
F5, Inc.(a)	71,105	11,900,133
		34,613,489
Containers & Packaging 1.0%
Sealed Air Corp.	162,772	9,948,625
Electric Utilities 2.8%
Duke Energy Corp.	137,182	15,080,417
Exelon Corp.	298,213	13,863,923
		28,944,340

	Shares	Value
Common Stocks
Electrical Equipment 1.4%
Hubbell, Inc.	63,712	$ 13,954,202
Electronic Equipment, Instruments & Components 1.7%
Corning, Inc.	479,080	17,610,981
Entertainment 1.6%
Electronic Arts, Inc.	123,825	16,249,555
Equity Real Estate Investment Trusts 3.9%
Gaming and Leisure Properties, Inc.	319,797	16,626,246
Host Hotels & Resorts, Inc.	610,384	10,870,939
Welltower, Inc.	147,484	12,733,769
		40,230,954
Food Products 1.5%
Mondelez International, Inc., Class A	237,391	15,202,520
Health Care Equipment & Supplies 4.2%
Becton Dickinson and Co.	57,467	14,039,763
Boston Scientific Corp.(a)	333,523	13,691,119
Medtronic plc	157,866	14,605,762
		42,336,644
Health Care Providers & Services 5.1%
Centene Corp.(a)	184,596	17,161,890
Elevance Health, Inc.	40,600	19,370,260
UnitedHealth Group, Inc.	29,170	15,820,058
		52,352,208
Household Durables 1.0%
Lennar Corp., Class A	125,649	10,680,165
Insurance 4.5%
Chubb Ltd.	81,550	15,383,592
MetLife, Inc.	318,988	20,175,991
Progressive Corp. (The)	85,580	9,846,835
		45,406,418
Interactive Media & Services 4.7%
Alphabet, Inc., Class C (a)	203,020	23,680,253
Meta Platforms, Inc., Class A (a)	153,820	24,472,762
		48,153,015
IT Services 2.4%
Amdocs Ltd.	138,043	12,018,023
Global Payments, Inc.	100,847	12,335,605
		24,353,628

	Shares	Value
Common Stocks
Machinery 1.2%
Middleby Corp. (The)(a)	87,881	$ 12,715,502
Media 2.9%
Comcast Corp., Class A	523,734	19,650,500
Omnicom Group, Inc.	135,836	9,486,786
		29,137,286
Multi-Utilities 2.9%
Dominion Energy, Inc.	175,849	14,416,101
Sempra Energy	93,113	15,438,135
		29,854,236
Oil, Gas & Consumable Fuels 5.7%
ConocoPhillips	192,981	18,802,139
Coterra Energy, Inc.	470,603	14,395,746
Phillips 66	147,215	13,102,135
Pioneer Natural Resources Co.	50,466	11,957,918
		58,257,938
Personal Products 1.3%
Unilever plc, Sponsored ADR	264,620	12,876,409
Pharmaceuticals 9.0%
AstraZeneca plc, Sponsored ADR	200,961	13,309,647
Eli Lilly and Co.	60,081	19,808,105
Merck & Co., Inc.	194,908	17,413,080
Pfizer, Inc.	608,380	30,729,274
Roche Holding AG	30,734	10,206,169
		91,466,275
Real Estate Management & Development 1.2%
CBRE Group, Inc., Class A (a)	141,088	12,079,954
Road & Rail 1.2%
Knight-Swift Transportation Holdings, Inc.	214,116	11,765,674
Semiconductors & Semiconductor Equipment 4.5%
Analog Devices, Inc.	119,734	20,589,459
Micron Technology, Inc.	198,346	12,269,683
QUALCOMM, Inc.	87,533	12,697,537
		45,556,679
Specialty Retail 4.0%
Home Depot, Inc. (The)	60,776	18,289,929
TJX Cos., Inc. (The)	178,136	10,894,798

	Shares	Value
Common Stocks
Specialty Retail
Victoria's Secret & Co.(a)	301,879	$ 11,157,448
		40,342,175
Total Common Stocks (Cost $898,074,453)		998,078,570
Short-Term Investment 1.9%
Affiliated Investment Company 1.9%
MainStay U.S. Government Liquidity Fund, 1.544% (b)	19,231,430	19,231,430
Total Short-Term Investment (Cost $19,231,430)		19,231,430
Total Investments (Cost $917,305,883)	99.9%	1,017,310,000
Other Assets, Less Liabilities	0.1	963,419
Net Assets	100.0%	$ 1,018,273,419

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2022.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 10,778	$ 162,526	$ (154,073)	$ —	$ —	$ 19,231	$ 35	$ —	19,231
Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Pharmaceuticals	$ 81,260,106	$ 10,206,169	$ —	$ 91,466,275
All Other Industries	906,612,295	—	—	906,612,295
Total Common Stocks	987,872,401	10,206,169	—	998,078,570
Short-Term Investment
Affiliated Investment Company	19,231,430	—	—	19,231,430
Total Investments in Securities	$ 1,007,103,831	$ 10,206,169	$ —	$ 1,017,310,000

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Winslow Large Cap Growth Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.4%
Automobiles 3.6%
Tesla, Inc.(a)	505,500	$ 450,627,975
Capital Markets 3.2%
Blackstone, Inc.	705,100	71,969,557
Moody's Corp.	507,750	157,529,438
MSCI, Inc.	352,000	169,431,680
		398,930,675
Chemicals 2.0%
Linde plc	850,130	256,739,260
Energy Equipment & Services 1.4%
Schlumberger NV	4,615,580	170,914,927
Food & Staples Retailing 2.8%
Costco Wholesale Corp.	657,000	355,634,100
Health Care Equipment & Supplies 4.9%
ABIOMED, Inc.(a)	769,500	225,471,195
IDEXX Laboratories, Inc.(a)	313,800	125,262,684
Intuitive Surgical, Inc.(a)	1,170,800	269,483,036
		620,216,915
Health Care Providers & Services 3.4%
UnitedHealth Group, Inc.	789,200	428,014,728
Health Care Technology 1.7%
Veeva Systems, Inc., Class A (a)	958,450	214,290,251
Hotels, Restaurants & Leisure 8.3%
Chipotle Mexican Grill, Inc.(a)	235,170	367,857,617
Hilton Worldwide Holdings, Inc.	1,827,000	233,983,890
McDonald's Corp.	794,400	209,221,128
Starbucks Corp.	2,840,100	240,783,678
		1,051,846,313
Interactive Media & Services 5.8%
Alphabet, Inc. (a)
Class A	3,277,020	381,182,966
Class C	3,004,520	350,447,213
		731,630,179
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.(a)	3,219,900	434,525,505

	Shares	Value
Common Stocks
IT Services 11.3%
Accenture plc, Class A	846,600	$ 259,279,716
Gartner, Inc.(a)	769,440	204,270,931
Mastercard, Inc., Class A	1,319,100	466,684,389
Visa, Inc., Class A	2,362,900	501,194,719
		1,431,429,755
Life Sciences Tools & Services 5.2%
Agilent Technologies, Inc.	1,720,000	230,652,000
Bio-Techne Corp.	473,800	182,545,664
IQVIA Holdings, Inc.(a)	1,043,800	250,793,826
		663,991,490
Machinery 1.7%
Deere & Co.	635,400	218,056,572
Multiline Retail 2.9%
Dollar Tree, Inc.(a)	2,211,700	365,726,712
Personal Products 1.8%
Estee Lauder Cos., Inc. (The), Class A	817,120	223,155,472
Pharmaceuticals 3.5%
AstraZeneca plc, Sponsored ADR	1,728,800	114,498,424
Zoetis, Inc.	1,833,640	334,730,982
		449,229,406
Professional Services 1.4%
CoStar Group, Inc.(a)	2,482,300	180,190,157
Real Estate Management & Development 0.0% ‡
Compass, Inc., Class A (a)(b)	421,700	1,610,894
Road & Rail 4.4%
CSX Corp.	6,069,810	196,236,957
Union Pacific Corp.	1,573,900	357,747,470
		553,984,427
Semiconductors & Semiconductor Equipment 7.6%
Advanced Micro Devices, Inc.(a)	1,560,300	147,401,541
Analog Devices, Inc.	1,350,440	232,221,662
ASML Holding NV (Registered)	578,070	332,066,531
NVIDIA Corp.	1,400,950	254,454,549
		966,144,283
Software 14.9%
Adobe, Inc.(a)	324,710	133,170,065
Atlassian Corp. plc, Class A (a)	415,750	87,024,790

	Shares	Value
Common Stocks
Software
Intuit, Inc.	708,510	$ 323,201,007
Microsoft Corp.	3,744,030	1,051,098,982
Palo Alto Networks, Inc.(a)	360,000	179,676,000
ServiceNow, Inc.(a)	266,110	118,860,693
		1,893,031,537
Textiles, Apparel & Luxury Goods 4.2%
Lululemon Athletica, Inc.(a)	781,500	242,663,565
NIKE, Inc., Class B	2,470,240	283,879,981
		526,543,546
Total Common Stocks (Cost $8,661,552,560)		12,586,465,079
Short-Term Investments 0.6%
Affiliated Investment Company 0.6%
MainStay U.S. Government Liquidity Fund, 1.544% (c)(d)	81,942,861	81,942,861
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 2.17% (d)(e)	170,068	170,068
Total Short-Term Investments (Cost $82,112,929)		82,112,929
Total Investments (Cost $8,743,665,489)	100.0%	12,668,578,008
Other Assets, Less Liabilities	(0.0)‡	(1,041,996)
Net Assets	100.0%	$ 12,667,536,012

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $162,415. The Fund received cash collateral with a value of $170,068.
(c)	As of July 31, 2022, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(d)	Current yield as of July 31, 2022.
(e)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 238,863	$ 2,668,263	$ (2,825,183)	$ —	$ —	$ 81,943	$ 171	$ —	81,943
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 12,586,465,079	$ —	$ —	$ 12,586,465,079
Short-Term Investments
Affiliated Investment Company	81,942,861	—	—	81,942,861
Unaffiliated Investment Company	170,068	—	—	170,068
Total Short-Term Investments	82,112,929	—	—	82,112,929
Total Investments in Securities	$ 12,668,578,008	$ —	$ —	$ 12,668,578,008

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The MainStay Funds
Notes to Portfolios of Investments July 31, 2022 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
The Board of Trustees of the MainStay Funds (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Fund's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund. To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of July 31, 2022, is included at the end of each Fund's respective Portfolio of Investments.
The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2022, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s), reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. Securities that were fair valued in such a manner as of July 31, 2022, are shown in the Portfolio of Investments.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. Securities that were fair valued in such a manner as of July 31, 2022, are shown in the Portfolio of Investments.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy. No securities held by the Funds as of July 31, 2022, were fair valued in such a manner.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. No securities held by the Funds as of July 31, 2022 were fair valued utilizing significant unobservable inputs obtained from the pricing service.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.
MainStay MacKay High Yield Corporate Bond Fund
Asset Class	Fair Value at 7/31/22	Valuation Technique	Unobserva- ble Inputs	Inputs/ Range
Corporate Bond	$18,650,000	Market Approach	EBITDA Multiple	1.39x
Loan Assignments	16,434,955	Market Approach	Implied natural gas price	$2.70
			Discount Rate	10.00%
Common Stocks	389	Market Approach	Ownership % of equity interest	16.56%-39.70%
	7,525,800	Market Approach	EBITDA Multiple	6.25x-6.75x
	21,986,282	Market Approach	Liquidity discount	25.00%
	0	Market Approach	Implied natural gas price	$2.70
			Discount Rate	10.00%
Preferred Stock	27,384,630	Income Approach	Spread Adjustment	7.71%
	874,125	Market Approach	Liquidity discount	10.00%
Warrants	466,379	Market Approach	Implied Volatility	40.00%
	$93,322,560
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments was determined as of July 31, 2022, and can change at any time. Illiquid investments as of July 31, 2022, are shown in the Portfolio of Investments.